Quarterly Holdings Report
for
Fidelity® Series Total Market Index Fund
November 30, 2023
STX-NPRT3-0124
1.9892984.104
Common Stocks - 99.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.0%
Diversified Telecommunication Services - 0.7%
Anterix, Inc. (a)	25,253	825,773
AST SpaceMobile, Inc. (a)(b)	123,460	598,781
AT&T, Inc.	9,652,156	159,936,225
ATN International, Inc.	14,732	448,442
Bandwidth, Inc. (a)	28,814	316,378
Charge Enterprises, Inc. (a)	128,378	21,388
Cogent Communications Group, Inc.	58,806	3,755,351
Consolidated Communications Holdings, Inc. (a)	106,514	458,010
Cuentas, Inc. (a)(b)	879	1,116
EchoStar Holding Corp. Class A (a)	47,109	493,231
Frontier Communications Parent, Inc. (a)(b)	299,450	6,554,961
GCI Liberty, Inc. Class A (c)	87,181	1
Globalstar, Inc. (a)(b)	940,290	1,495,061
IDT Corp. Class B (a)	26,784	786,110
Iridium Communications, Inc.	169,220	6,447,282
Liberty Global Ltd.:
Class A	94,987	1,519,792
Class C (b)	425,902	7,172,190
Liberty Latin America Ltd.:
Class A (a)	59,788	404,765
Class C (a)	162,142	1,107,430
Lumen Technologies, Inc. (a)(b)	1,374,152	1,800,139
Nextplat Corp. (a)(b)	4,554	6,968
Ooma, Inc. (a)	32,097	372,325
Shenandoah Telecommunications Co.	69,745	1,553,221
Verizon Communications, Inc.	5,673,906	217,480,817
		413,555,757
Entertainment - 1.2%
AMC Entertainment Holdings, Inc. Class A (b)	67,789	450,797
Atlanta Braves Holdings, Inc.	46,214	1,661,393
Atlanta Braves Holdings, Inc. Class A	21,923	884,593
Chicken Soup For The Soul Entertainment, Inc. (a)(b)	11,814	3,300
Cinemark Holdings, Inc. (a)(b)	146,633	2,089,520
Cineverse Corp. (a)(b)	8,721	10,378
CuriosityStream, Inc. Class A (a)	29,764	20,540
Dolphin Entertainment, Inc. (a)(b)	5,671	8,903
Electronic Arts, Inc.	332,534	45,893,017
Endeavor Group Holdings, Inc.	254,784	6,193,799
FG Group Holdings, Inc.	17,326	25,469
Gaia, Inc. Class A (a)	17,132	45,742
Golden Matrix Group, Inc. (a)(b)	13,192	32,716
Grom Social Enterprises, Inc. (a)	1	1
Kartoon Studios, Inc. (a)(b)	38,981	63,929
Liberty Media Corp. Liberty Formula One:
Class A	52,538	3,012,004
Class C	263,118	16,750,092
Liberty Media Corp. Liberty Live:
Class C	63,994	2,191,795
Series A	26,250	864,938
Lions Gate Entertainment Corp.:
Class A (a)(b)	149,498	1,320,067
Class B (a)	110,031	919,859
Live Nation Entertainment, Inc. (a)	191,315	16,112,549
LiveOne, Inc. (a)	96,766	97,734
Loop Media, Inc. (a)	47,955	21,398
Madison Square Garden Entertainment Corp.	58,234	1,763,326
Madison Square Garden Sports Corp.	22,562	3,817,265
Marcus Corp. (b)	32,760	455,692
Motorsport Games, Inc. Class A (a)	269	737
Moving Image Technologies, Inc. (a)(b)	7,345	6,412
Netflix, Inc. (a)	598,124	283,492,832
Playstudios, Inc. Class A (a)	113,088	270,280
Playtika Holding Corp. (a)	95,052	826,002
PodcastOne, Inc.	4,608	10,691
Reading International, Inc.:
Class A (a)	17,588	32,186
Class B (a)(b)	168	2,038
Reservoir Media, Inc. (a)(b)	43,020	260,271
Roblox Corp. (a)	650,380	25,566,438
Roku, Inc. Class A (a)	167,492	17,452,666
Skillz, Inc. (a)(b)	19,762	117,782
Snail, Inc. (b)	2,798	3,637
Sphere Entertainment Co. (a)(b)	34,686	1,186,955
Take-Two Interactive Software, Inc. (a)	213,167	33,723,019
The Walt Disney Co.	2,469,494	228,897,399
TKO Group Holdings, Inc.	80,925	6,257,930
Vivid Seats, Inc. Class A (a)	47,259	390,832
Warner Bros Discovery, Inc. (a)	2,995,874	31,306,883
Warner Music Group Corp. Class A	186,775	6,184,120
		740,699,926
Interactive Media & Services - 5.1%
Alphabet, Inc.:
Class A (a)	8,015,465	1,062,289,576
Class C (a)	6,804,266	911,227,303
Angi, Inc. (a)(b)	103,105	231,986
Bumble, Inc. (a)	135,121	1,872,777
BuzzFeed, Inc. (a)(b)	41,993	12,388
CarGurus, Inc. Class A (a)	117,705	2,544,782
Cars.com, Inc. (a)	84,362	1,570,820
DHI Group, Inc. (a)	50,130	123,320
Eventbrite, Inc. (a)	108,611	765,708
EverQuote, Inc. Class A (a)	26,701	279,826
FaZe Holdings, Inc. Class A (a)	32,298	5,781
fuboTV, Inc. (a)(b)	398,925	1,272,571
Getty Images Holdings, Inc. (a)(b)	56,470	277,832
Grindr, Inc. (a)	28,939	194,470
IAC, Inc. (a)	94,409	4,515,582
Izea Worldwide, Inc. (a)	16,099	38,638
Match Group, Inc. (a)	375,352	12,153,898
MediaAlpha, Inc. Class A (a)	25,792	261,015
Meta Platforms, Inc. Class A (a)	2,999,804	981,385,879
Nextdoor Holdings, Inc. (a)(b)	212,219	339,550
Onfolio Holdings, Inc. (a)(b)	2,887	1,559
Outbrain, Inc. (a)	42,769	162,950
Paltalk, Inc. (a)(b)	9,237	16,811
Pinterest, Inc. Class A (a)	785,838	26,773,501
PSQ Holdings, Inc. (a)(b)	19,411	110,837
QuinStreet, Inc. (a)	71,573	893,947
Rumble, Inc. (a)(b)	105,429	467,050
Shutterstock, Inc. (b)	32,947	1,446,703
Snap, Inc. Class A (a)	1,367,402	18,911,170
Society Pass, Inc. (a)	19,222	5,152
Super League Enterprise, Inc. (a)(b)	2,595	4,515
System1, Inc. (a)(b)	26,575	39,331
The Arena Group Holdings, Inc. (a)	24,534	56,919
Travelzoo, Inc. (a)	11,321	114,908
TripAdvisor, Inc. (a)	146,312	2,608,743
TrueCar, Inc. (a)	102,878	287,030
Vimeo, Inc. (a)	207,907	731,833
Yelp, Inc. (a)	93,277	4,077,138
Zedge, Inc. (a)	15,805	27,817
Ziff Davis, Inc. (a)	63,171	4,031,573
ZipRecruiter, Inc. (a)	99,367	1,332,511
Zoominfo Technologies, Inc. (a)	412,888	5,933,201
		3,049,398,901
Media - 0.8%
AdTheorent Holding Co., Inc. Class A (a)(b)	40,795	57,929
Advantage Solutions, Inc. Class A (a)(b)	135,774	373,379
Altice U.S.A., Inc. Class A (a)	315,919	726,614
AMC Networks, Inc. Class A (a)	41,494	632,369
Beasley Broadcast Group, Inc. Class A (a)	5,666	4,082
Boston Omaha Corp. (a)	27,045	392,153
Cable One, Inc.	6,184	3,290,383
Cardlytics, Inc. (a)	49,427	393,439
Cbdmd, Inc. (a)(b)	1,079	755
Charter Communications, Inc. Class A (a)	137,306	54,940,250
Clear Channel Outdoor Holdings, Inc. (a)	487,246	706,507
Comcast Corp. Class A	5,553,412	232,632,429
comScore, Inc. (a)(b)	92,043	61,853
Cumulus Media, Inc. (a)	21,983	107,057
Daily Journal Corp. (a)	1,204	391,998
DallasNews Corp.	5,654	21,711
Direct Digital Holdings, Inc. (a)(b)	4,017	47,160
DISH Network Corp. Class A (a)(b)	335,108	1,226,495
E.W. Scripps Co. Class A (a)	76,853	531,054
Emerald Holding, Inc. (a)	26,029	131,967
Entravision Communication Corp. Class A	92,395	366,808
Fluent, Inc. (a)(b)	58,281	30,160
Fox Corp.:
Class A	360,072	10,636,527
Class B	158,227	4,376,559
Gannett Co., Inc. (a)	198,050	366,393
Gray Television, Inc.	112,887	872,617
Harte-Hanks, Inc. (a)	7,563	51,504
iHeartMedia, Inc. (a)	139,904	366,548
Innovid Corp. (a)	97,677	169,958
Integral Ad Science Holding Corp. (a)	74,581	1,088,137
Interpublic Group of Companies, Inc.	519,451	15,967,924
John Wiley & Sons, Inc.:
Class A	58,838	1,777,496
Class B	632	19,061
Lee Enterprises, Inc. (a)(b)	6,289	71,506
Lendway, Inc. (a)(b)	1,383	6,694
Liberty Broadband Corp.:
Class A (a)	17,985	1,491,676
Class C (a)	159,118	13,225,888
Liberty Media Corp. Liberty SiriusXM (a)	206,155	5,564,123
Liberty Media Corp. Liberty SiriusXM Class A	95,591	2,575,222
Magnite, Inc. (a)	164,511	1,329,249
Marchex, Inc. Class B (a)	22,844	34,266
Mediaco Holding, Inc. (a)	1,561	937
National CineMedia, Inc. (a)(b)	128,924	523,431
News Corp.:
Class A	493,749	10,882,228
Class B (b)	175,380	4,040,755
Nexstar Broadcasting Group, Inc. Class A	45,059	6,395,224
Nextplay Technologies, Inc. (a)(b)	3,664	1,506
Omnicom Group, Inc.	266,514	21,489,024
Paramount Global:
Class A (b)	44,471	787,581
Class B (b)	611,797	8,791,523
PubMatic, Inc. (a)	56,625	946,204
Saga Communications, Inc. Class A	7,694	154,957
Salem Communications Corp. Class A (a)	11,612	6,944
Scholastic Corp.	38,243	1,452,852
Sinclair, Inc. Class A (b)	49,960	629,996
Sirius XM Holdings, Inc. (b)	881,529	4,125,556
SPAR Group, Inc. (a)	5,651	5,150
Stagwell, Inc. (a)(b)	139,375	699,663
Stran & Co., Inc. (a)	13,640	18,278
TechTarget, Inc. (a)	33,961	1,005,246
TEGNA, Inc. (b)	272,203	4,172,872
The New York Times Co. Class A	220,953	10,382,581
The Trade Desk, Inc. (a)	602,235	42,433,478
Thryv Holdings, Inc. (a)	40,514	720,744
Townsquare Media, Inc.	17,151	170,481
Treasure Global, Inc. (a)	4,218	453
Troika Media Group, Inc. (a)(b)	15,321	18,079
Urban One, Inc.:
Class A (a)	7,985	33,297
Class D (non-vtg.) (a)	23,198	95,344
WideOpenWest, Inc. (a)	66,195	264,780
Xcel Brands, Inc. (a)(b)	4,185	4,206
		477,311,270
Wireless Telecommunication Services - 0.2%
Gogo, Inc. (a)	85,377	856,331
KORE Group Holdings, Inc. (a)	37,958	19,036
NII Holdings, Inc. (a)(c)	62,298	1
Spok Holdings, Inc.	28,284	474,040
SurgePays, Inc. (a)(b)	13,041	84,114
T-Mobile U.S., Inc.	698,123	105,032,605
Telephone & Data Systems, Inc.	133,299	2,625,990
Tingo Group, Inc. (a)(b)(c)	181,291	125,091
U.S. Cellular Corp. (a)	19,624	891,518
		110,108,726
TOTAL COMMUNICATION SERVICES		4,791,074,580
CONSUMER DISCRETIONARY - 10.7%
Automobile Components - 0.2%
Adient PLC (a)	125,827	4,051,629
American Axle & Manufacturing Holdings, Inc. (a)	157,622	1,097,049
Aptiv PLC (a)	381,575	31,609,673
Atmus Filtration Technologies, Inc. (b)	19,057	416,967
Autoliv, Inc.	102,414	10,612,139
BorgWarner, Inc.	316,810	10,673,329
Cooper-Standard Holding, Inc. (a)	23,740	421,148
Dana, Inc.	172,733	2,281,803
Dorman Products, Inc. (a)	38,707	2,788,452
Fox Factory Holding Corp. (a)	57,347	3,584,761
Garrett Motion, Inc. (a)(b)	203,719	1,507,521
Gentex Corp.	313,557	9,535,268
Gentherm, Inc. (a)	44,353	2,036,690
Holley, Inc. (a)	67,848	280,212
LCI Industries	34,312	3,723,195
Lear Corp.	78,933	10,557,289
Luminar Technologies, Inc. (a)(b)	353,433	883,583
Mobileye Global, Inc. (a)(b)	103,125	4,233,281
Modine Manufacturing Co. (a)	70,710	3,478,932
Motorcar Parts of America, Inc. (a)	24,153	232,835
Patrick Industries, Inc.	28,270	2,319,271
Phinia, Inc.	63,891	1,629,221
QuantumScape Corp. Class A (a)(b)	461,065	2,923,152
Solid Power, Inc. (a)(b)	171,372	241,635
Standard Motor Products, Inc.	25,009	899,574
Stoneridge, Inc. (a)	36,440	583,040
Strattec Security Corp. (a)	4,852	103,493
Superior Industries International, Inc. (a)	28,808	81,239
Sypris Solutions, Inc. (a)(b)	11,199	21,166
The Goodyear Tire & Rubber Co. (a)	383,939	5,332,913
Visteon Corp. (a)	38,212	4,534,618
Worksport Ltd. (a)	25,213	39,332
XPEL, Inc. (a)	28,725	1,312,733
		124,027,143
Automobiles - 1.7%
Arcimoto, Inc. (a)(b)	4,516	4,606
AYRO, Inc. (a)(b)	3,982	7,725
Canoo, Inc. (a)(b)	544,598	168,825
Envirotech Vehicles, Inc. (a)(b)	17,976	24,807
Faraday Future Intelligent Electric, Inc. (a)(b)	23,106	8,942
Fisker, Inc. (a)(b)	267,108	422,031
Ford Motor Co.	5,306,478	54,444,464
General Motors Co.	1,856,727	58,672,573
Harley-Davidson, Inc.	174,482	5,232,715
Lucid Group, Inc. Class A (a)(b)	1,198,492	5,057,636
Mullen Automotive, Inc. (a)(b)	675,836	102,727
Rivian Automotive, Inc. (a)(b)	903,097	15,135,906
Tesla, Inc. (a)	3,727,149	894,813,932
Thor Industries, Inc. (b)	72,075	7,140,470
Volcon, Inc. (a)(b)	4,370	599
Winnebago Industries, Inc.	41,095	2,655,970
Workhorse Group, Inc. (a)(b)	251,381	93,438
		1,043,987,366
Broadline Retail - 3.1%
1stDibs.com, Inc. (a)	29,196	124,667
Amazon.com, Inc. (a)	12,255,045	1,790,339,524
Big Lots, Inc. (b)	39,264	206,921
ContextLogic, Inc. (a)(b)	27,065	136,408
Dillard's, Inc. Class A (b)	4,774	1,657,008
eBay, Inc.	718,118	29,450,019
Etsy, Inc. (a)	166,083	12,590,752
Groupon, Inc. (a)(b)	27,452	310,482
Groupon, Inc. rights (a)	30,648	68
Kohl's Corp. (b)	148,765	3,488,539
Macy's, Inc. (b)	367,379	5,826,631
Nogin, Inc. (a)	269	57
Nordstrom, Inc. (b)	130,895	2,044,580
Ollie's Bargain Outlet Holdings, Inc. (a)	83,705	6,133,065
Qurate Retail, Inc. (a)	6,599	43,289
Qurate Retail, Inc. Series A (a)	426,675	329,393
Savers Value Village, Inc. (b)	31,422	472,901
		1,853,154,304
Distributors - 0.1%
Amcon Distributing Co. (b)	229	40,290
Educational Development Corp. (a)	7,003	6,100
Genuine Parts Co.	189,439	25,153,710
Kaival Brands Innovations Group, Inc. (a)(b)	17,015	3,913
LKQ Corp.	359,931	16,027,727
Pool Corp.	52,603	18,270,074
Weyco Group, Inc.	8,524	251,032
		59,752,846
Diversified Consumer Services - 0.1%
2U, Inc. (a)	107,150	105,264
ADT, Inc.	307,433	1,804,632
Adtalem Global Education, Inc. (a)	56,366	3,211,171
Allurion Technologies, Inc. (b)	46,683	174,128
American Public Education, Inc. (a)	25,862	203,534
Bright Horizons Family Solutions, Inc. (a)	77,932	6,814,374
Carriage Services, Inc.	17,651	398,736
Chegg, Inc. (a)(b)	156,246	1,551,523
Coursera, Inc. (a)	140,004	2,765,079
Duolingo, Inc. (a)	47,771	10,141,306
European Wax Center, Inc. (a)(b)	47,778	682,270
Frontdoor, Inc. (a)	107,923	3,704,997
Graham Holdings Co. (b)	4,998	3,134,496
Grand Canyon Education, Inc. (a)	40,177	5,492,999
H&R Block, Inc.	205,101	9,315,687
Laureate Education, Inc. Class A	184,334	2,420,305
Lincoln Educational Services Corp. (a)	38,743	358,760
Mister Car Wash, Inc. (a)(b)	121,819	886,842
Nerdy, Inc. Class A (a)(b)	80,926	210,408
OneSpaWorld Holdings Ltd. (a)	120,137	1,447,651
Perdoceo Education Corp.	89,355	1,556,564
Regis Corp. (a)(b)	2,202	15,128
Rover Group, Inc. Class A (a)	154,025	1,685,034
Service Corp. International	203,079	12,442,650
Strategic Education, Inc.	30,057	2,674,171
Stride, Inc. (a)	54,756	3,317,118
The Beachbody Co., Inc. (a)(b)	3,499	27,082
Udemy, Inc. (a)	117,411	1,747,076
Universal Technical Institute, Inc. (a)	42,802	499,499
Wag! Group Co. (a)	11,445	20,143
WW International, Inc. (a)(b)	106,394	767,101
Xwell, Inc. (a)(b)	5,752	13,517
		79,589,245
Hotels, Restaurants & Leisure - 2.2%
Accel Entertainment, Inc. (a)	78,300	793,962
Airbnb, Inc. Class A (a)	575,346	72,689,214
Allied Esports Entertainment, Inc. (a)	18,221	16,581
ARAMARK Holdings Corp.	352,249	9,866,494
Ark Restaurants Corp. (b)	2,540	39,370
Bally's Corp. (a)	41,870	482,342
Biglari Holdings, Inc.:
Class A (a)	82	60,270
Class B (a)	1,010	147,278
BJ's Restaurants, Inc. (a)	32,229	964,614
Bloomin' Brands, Inc.	116,432	2,717,523
Bluegreen Vacations Holding Corp. Class A (b)	12,558	935,822
Booking Holdings, Inc. (a)	48,159	150,530,586
Bowlero Corp. Class A (a)(b)	63,853	656,409
Boyd Gaming Corp.	95,351	5,630,477
Brinker International, Inc. (a)	59,973	2,159,628
BurgerFi International, Inc. (a)(b)	15,389	16,005
Caesars Entertainment, Inc. (a)	290,566	12,994,112
Canterbury Park Holding Co.	3,223	61,559
Carnival Corp. (a)	1,359,997	20,481,555
Carrols Restaurant Group, Inc. (b)	45,709	345,103
Cava Group, Inc. (b)	20,275	689,553
Century Casinos, Inc. (a)	34,423	148,019
Chipotle Mexican Grill, Inc. (a)	37,228	81,985,363
Choice Hotels International, Inc. (b)	33,755	3,722,501
Churchill Downs, Inc.	91,979	10,648,409
Chuy's Holdings, Inc. (a)	23,961	843,427
Cracker Barrel Old Country Store, Inc. (b)	30,141	2,023,365
Darden Restaurants, Inc.	163,034	25,509,930
Dave & Buster's Entertainment, Inc. (a)(b)	46,205	1,896,253
Denny's Corp. (a)	73,583	698,303
Dine Brands Global, Inc.	21,508	934,953
Domino's Pizza, Inc.	47,316	18,589,983
Doordash, Inc. (a)	404,904	38,052,878
Draftkings Holdings, Inc. (a)	626,369	23,952,351
Dutch Bros, Inc. (a)	70,810	1,892,751
El Pollo Loco Holdings, Inc.	39,186	325,636
Empire Resorts, Inc. (c)	2,596	0
Everi Holdings, Inc. (a)	120,830	1,262,674
Expedia, Inc. (a)	185,903	25,316,271
FAT Brands, Inc.:
Class A	166	963
Class B (b)	6,852	36,179
First Watch Restaurant Group, Inc. (a)	34,155	617,522
Flanigans Enterprises, Inc.	648	16,492
Full House Resorts, Inc. (a)	40,887	205,253
GAN Ltd. (a)	50,705	74,536
GEN Restaurant Group, Inc.	4,231	30,675
Global Business Travel Group, Inc. (a)	74,584	463,912
Golden Entertainment, Inc.	29,296	1,044,109
Good Times Restaurants, Inc. (a)	10,762	27,228
Hall of Fame Resort & Entertainment Co. (a)(b)	4,967	18,030
Hilton Grand Vacations, Inc. (a)	97,959	3,356,075
Hilton Worldwide Holdings, Inc.	352,893	59,116,635
Hyatt Hotels Corp. Class A (b)	61,851	7,098,021
Inspirato, Inc. (a)(b)	1,289	5,375
Inspired Entertainment, Inc. (a)	32,486	255,340
Jack in the Box, Inc. (b)	27,191	1,965,909
Krispy Kreme, Inc. (b)	116,062	1,508,806
Kura Sushi U.S.A., Inc. Class A (a)(b)	7,189	449,169
Las Vegas Sands Corp.	500,707	23,092,607
Life Time Group Holdings, Inc. (a)(b)	80,535	1,220,911
Light & Wonder, Inc. Class A (a)	122,990	10,874,776
Lindblad Expeditions Holdings (a)	50,251	394,470
Marriott International, Inc. Class A	338,072	68,527,194
Marriott Vacations Worldwide Corp.	46,063	3,357,993
McDonald's Corp.	983,304	277,134,399
MGM Resorts International	378,355	14,922,321
Monarch Casino & Resort, Inc.	17,711	1,113,668
Mondee Holdings, Inc. (a)(b)	55,225	145,794
Nathan's Famous, Inc.	3,975	268,074
Noodles & Co. (a)	46,632	142,694
Norwegian Cruise Line Holdings Ltd. (a)(b)	573,505	8,757,421
Papa John's International, Inc. (b)	43,515	2,838,919
Penn Entertainment, Inc. (a)	204,526	5,023,159
Planet Fitness, Inc. (a)	114,214	7,759,699
Playa Hotels & Resorts NV (a)	160,649	1,212,900
PlayAGS, Inc. (a)	48,373	370,053
Portillo's, Inc. (a)	65,642	1,020,077
Potbelly Corp. (a)	31,214	280,926
Rave Restaurant Group, Inc. (a)	22,026	50,219
RCI Hospitality Holdings, Inc.	11,229	658,132
Red Robin Gourmet Burgers, Inc. (a)(b)	21,605	191,420
Red Rock Resorts, Inc.	66,025	2,940,093
Royal Caribbean Cruises Ltd. (a)	318,059	34,178,620
Rush Street Interactive, Inc. (a)	87,788	369,587
Sabre Corp. (a)	454,134	1,603,093
SeaWorld Entertainment, Inc. (a)	48,618	2,377,420
Shake Shack, Inc. Class A (a)	50,827	3,078,083
Six Flags Entertainment Corp. (a)	97,000	2,415,300
Soho House & Co., Inc. Class A (a)(b)	51,276	322,526
Sonder Holdings, Inc. (a)(b)	12,022	36,306
Starbucks Corp.	1,545,490	153,467,157
Sweetgreen, Inc. Class A (a)	124,983	1,176,090
Target Hospitality Corp. (a)(b)	36,362	396,709
Texas Roadhouse, Inc. Class A	90,003	10,130,738
The Cheesecake Factory, Inc. (b)	64,179	2,012,012
The ONE Group Hospitality, Inc. (a)(b)	32,411	154,925
Travel+Leisure Co.	99,367	3,541,440
Vacasa, Inc. Class A (a)(b)	5,400	42,984
Vail Resorts, Inc.	51,992	11,298,382
Wendy's Co. (b)	228,778	4,289,588
Wingstop, Inc.	40,478	9,729,292
Wyndham Hotels & Resorts, Inc.	113,661	8,790,542
Wynn Resorts Ltd.	130,590	11,024,408
Xponential Fitness, Inc. (a)	33,787	461,530
Yoshiharu Global Co. (a)(b)	326	1,767
Yum! Brands, Inc.	377,643	47,413,079
		1,336,981,250
Household Durables - 0.5%
Aterian, Inc. (a)(b)	100,397	31,485
Bassett Furniture Industries, Inc.	12,070	199,396
Beazer Homes U.S.A., Inc. (a)	39,072	1,027,984
Cavco Industries, Inc. (a)	10,972	3,102,662
Century Communities, Inc.	38,929	2,808,338
Cricut, Inc.	64,719	446,561
D.R. Horton, Inc.	410,873	52,456,156
Dixie Group, Inc. (a)	13,394	10,541
Dream Finders Homes, Inc. (a)(b)	30,280	737,015
Emerson Radio Corp. (a)	6,994	3,847
Ethan Allen Interiors, Inc.	31,617	848,600
Flexsteel Industries, Inc.	6,418	108,528
Garmin Ltd.	206,665	25,262,730
GoPro, Inc. Class A (a)	169,560	612,112
Green Brick Partners, Inc. (a)	34,703	1,646,657
Hamilton Beach Brands Holding Co. Class A	8,711	134,411
Harbor Custom Development, Inc. (a)(b)	782	673
Helen of Troy Ltd. (a)	32,523	3,415,891
Hooker Furnishings Corp.	15,914	284,542
Hovnanian Enterprises, Inc. Class A (a)	6,458	583,803
Installed Building Products, Inc. (b)	31,888	4,799,463
iRobot Corp. (a)	37,411	1,350,911
KB Home	104,874	5,463,935
Koss Corp. (a)(b)	7,625	22,646
La-Z-Boy, Inc. (b)	57,941	2,038,944
Landsea Homes Corp. (a)	14,849	153,093
Legacy Housing Corp. (a)(b)	11,189	250,634
Leggett & Platt, Inc.	180,873	4,136,566
Lennar Corp. Class A	355,935	45,531,205
LGI Homes, Inc. (a)	27,887	3,292,618
Lifetime Brands, Inc.	15,395	98,836
Live Ventures, Inc. (a)	1,430	35,578
Lovesac (a)(b)	19,961	414,390
M.D.C. Holdings, Inc.	79,987	3,540,225
M/I Homes, Inc. (a)	37,608	3,968,020
Meritage Homes Corp.	49,568	7,003,958
Mohawk Industries, Inc. (a)	71,134	6,281,844
Nephros, Inc. (a)	14,106	31,739
Newell Brands, Inc.	518,792	3,958,383
Nova LifeStyle, Inc. (a)	309	661
NVR, Inc. (a)	4,401	27,089,871
PulteGroup, Inc.	295,902	26,163,655
Purple Innovation, Inc.	84,088	52,168
Singing Machine Co., Inc. (a)	1,393	1,741
Skyline Champion Corp. (a)	72,089	4,339,037
Snap One Holdings Corp. (a)	24,701	176,612
Sonos, Inc. (a)	172,274	2,601,337
Taylor Morrison Home Corp. (a)	147,242	6,640,614
Tempur Sealy International, Inc.	232,050	9,356,256
Toll Brothers, Inc.	147,033	12,628,664
TopBuild Corp. (a)	42,806	12,661,159
Traeger, Inc. (a)(b)	95,417	213,734
TRI Pointe Homes, Inc. (a)	134,474	3,923,951
Tupperware Brands Corp. (a)	48,609	83,607
United Homes Group, Inc. (a)(b)	5,814	45,117
Universal Electronics, Inc. (a)	15,604	121,555
Vizio Holding Corp. (a)	137,767	923,039
VOXX International Corp. (a)	17,991	193,223
Whirlpool Corp.	74,042	8,063,174
Yunhong CTI Ltd. (a)	6,353	16,708
ZAGG, Inc. rights (a)(c)	23,001	0
		301,390,803
Leisure Products - 0.1%
Acushnet Holdings Corp. (b)	41,710	2,356,615
American Outdoor Brands, Inc. (a)	17,256	148,229
AMMO, Inc. (a)(b)	112,591	229,686
Bowflex, Inc. (a)	37,457	23,029
Brunswick Corp.	94,153	7,425,847
Clarus Corp. (b)	37,546	213,637
Escalade, Inc. (b)	12,991	241,633
Forza X1, Inc. (a)(b)	3,639	2,220
Funko, Inc. (a)(b)	45,585	295,391
Hasbro, Inc.	176,197	8,177,303
JAKKS Pacific, Inc. (a)	9,332	274,734
Johnson Outdoors, Inc. Class A	9,156	481,056
Latham Group, Inc. (a)	52,123	117,798
Malibu Boats, Inc. Class A (a)	28,472	1,259,601
Marine Products Corp.	17,307	165,455
MasterCraft Boat Holdings, Inc. (a)	21,298	425,960
Mattel, Inc. (a)	478,076	9,083,444
Peloton Interactive, Inc. Class A (a)(b)	448,681	2,539,534
Polaris, Inc.	71,521	5,898,337
Smith & Wesson Brands, Inc. (b)	64,153	882,104
Solo Brands, Inc. Class A (a)(b)	39,048	203,440
Sturm, Ruger & Co., Inc.	24,426	1,073,767
Topgolf Callaway Brands Corp. (a)(b)	192,838	2,364,194
Twin Vee PowerCats Co. (a)	1,690	2,096
Vista Outdoor, Inc. (a)	78,077	2,202,552
YETI Holdings, Inc. (a)(b)	117,165	4,995,916
		51,083,578
Specialty Retail - 2.1%
1-800-FLOWERS.com, Inc. Class A (a)	37,677	332,688
a.k.a. Brands Holding Corp. (a)(b)	1,247	12,052
Abercrombie & Fitch Co. Class A (a)	67,692	5,137,146
Academy Sports & Outdoors, Inc.	103,520	5,266,062
Advance Auto Parts, Inc. (b)	80,321	4,079,504
America's Car Mart, Inc. (a)	8,288	661,963
American Eagle Outfitters, Inc.	251,043	4,777,348
Arhaus, Inc. (a)	56,730	528,724
Arko Corp. (b)	97,475	729,113
Asbury Automotive Group, Inc. (a)	27,768	5,826,282
AutoNation, Inc. (a)	36,217	4,899,074
AutoZone, Inc. (a)	24,502	63,948,505
BARK, Inc. (a)	131,940	108,428
Barnes & Noble Education, Inc. (a)(b)	46,847	52,000
Bath & Body Works, Inc.	309,224	10,086,887
Best Buy Co., Inc.	261,776	18,570,389
Beyond, Inc. (a)(b)	61,724	1,186,335
Big 5 Sporting Goods Corp. (b)	31,367	186,006
Boot Barn Holdings, Inc. (a)	40,617	2,976,414
Brilliant Earth Group, Inc. Class A (a)(b)	13,669	34,583
Build-A-Bear Workshop, Inc. (b)	18,330	447,802
Burlington Stores, Inc. (a)	87,639	14,862,698
Caleres, Inc.	46,477	1,411,042
Camping World Holdings, Inc. (b)	55,228	1,167,520
CarMax, Inc. (a)	213,442	13,647,481
CarParts.com, Inc. (a)	66,779	204,344
Carvana Co. Class A (a)(b)	129,481	4,055,345
Chewy, Inc. (a)(b)	157,204	2,738,494
Chico's FAS, Inc. (a)	167,465	1,262,686
Citi Trends, Inc. (a)(b)	10,784	257,522
Conn's, Inc. (a)	15,740	51,942
Designer Brands, Inc. Class A (b)	67,607	786,945
Destination XL Group, Inc. (a)	72,082	272,470
Dick's Sporting Goods, Inc.	84,612	11,008,021
Digital Brands Group, Inc. (a)	14	45
Duluth Holdings, Inc. (a)(b)	25,079	125,646
Envela Corp. (a)	11,687	51,189
EVgo, Inc. Class A (a)(b)	125,731	392,281
Express, Inc. (a)(b)	4,212	36,181
Five Below, Inc. (a)	75,166	14,165,784
Floor & Decor Holdings, Inc. Class A (a)(b)	143,637	13,172,949
Foot Locker, Inc. (b)	110,826	2,984,544
GameStop Corp. Class A (a)(b)	362,604	5,275,888
Gap, Inc.	288,483	5,789,854
Genesco, Inc. (a)	15,750	588,578
Group 1 Automotive, Inc. (b)	19,014	5,363,849
Grove Collaborative Holdings, Inc. Class A (a)(b)	26,586	52,374
GrowGeneration Corp. (a)(b)	82,753	220,123
Guess?, Inc. (b)	37,738	830,991
Haverty Furniture Companies, Inc.	18,014	564,559
Hibbett, Inc. (b)	17,159	1,073,295
J. Jill, Inc. (a)	6,419	189,425
JOANN, Inc. (a)(b)	17,415	10,188
Kirkland's, Inc. (a)(b)	13,524	33,134
Lands' End, Inc. (a)(b)	17,119	120,860
Lazydays Holdings, Inc. (a)(b)	15,317	105,840
Leslie's, Inc. (a)	250,958	1,237,223
Lithia Motors, Inc. Class A (sub. vtg.)	37,220	9,937,368
LL Flooring Holdings, Inc. (a)	42,329	148,152
Lowe's Companies, Inc.	790,593	157,193,606
Lulu's Fashion Lounge Holdings, Inc. (a)(b)	11,746	32,067
MarineMax, Inc. (a)	27,819	829,841
Monro, Inc. (b)	43,284	1,251,773
Murphy U.S.A., Inc.	26,319	9,726,186
National Vision Holdings, Inc. (a)	105,970	1,955,147
O'Reilly Automotive, Inc. (a)	81,515	80,078,706
OneWater Marine, Inc. Class A (a)(b)	14,636	392,977
PARTS iD, Inc. (a)	3,233	275
Penske Automotive Group, Inc. (b)	26,433	3,946,447
Petco Health & Wellness Co., Inc. (a)(b)	114,444	345,621
PetMed Express, Inc. (b)	28,936	200,526
Polished.Com, Inc. (a)(b)	2,385	2,934
Rent the Runway, Inc. Class A (a)(b)	57,663	31,063
Revolve Group, Inc. (a)(b)	53,610	714,085
RH (a)	20,849	5,628,605
Ross Stores, Inc.	459,746	59,941,683
RumbleON, Inc.:
Class B (a)	13,309	77,858
rights (a)	13,309	5,023
Sally Beauty Holdings, Inc. (a)	146,598	1,417,603
Shoe Carnival, Inc. (b)	25,418	617,403
Signet Jewelers Ltd. (b)	61,495	5,053,659
Sleep Number Corp. (a)	28,994	293,999
Sonic Automotive, Inc. Class A (sub. vtg.)	21,998	1,127,837
Sportsman's Warehouse Holdings, Inc. (a)	51,384	248,185
Stitch Fix, Inc. (a)	124,653	466,202
The Aaron's Co., Inc.	41,157	362,593
The Buckle, Inc.	41,048	1,582,811
The Cato Corp. Class A (sub. vtg.) (b)	20,968	145,099
The Children's Place, Inc. (a)	16,574	377,059
The Container Store Group, Inc. (a)(b)	49,538	93,131
The Home Depot, Inc.	1,356,597	425,279,594
The ODP Corp. (a)	45,768	2,084,732
The RealReal, Inc. (a)(b)	121,719	275,085
thredUP, Inc. (a)(b)	102,761	200,384
Tile Shop Holdings, Inc. (a)	37,930	256,028
Tilly's, Inc. (a)	28,099	232,379
TJX Companies, Inc.	1,550,527	136,616,934
Torrid Holdings, Inc. (a)(b)	12,770	49,037
Tractor Supply Co. (b)	146,842	29,810,394
Ulta Beauty, Inc. (a)	67,205	28,628,658
Upbound Group, Inc.	61,673	1,794,684
Urban Outfitters, Inc. (a)	76,562	2,733,263
Valvoline, Inc.	186,928	6,400,415
Victoria's Secret & Co. (a)	104,701	2,821,692
Vroom, Inc. (a)(b)	177,054	116,820
Warby Parker, Inc. (a)	102,971	1,071,928
Wayfair LLC Class A (a)	121,867	6,800,179
Williams-Sonoma, Inc. (b)	86,695	16,258,780
Winmark Corp.	3,811	1,638,730
Zumiez, Inc. (a)	21,356	403,201
		1,241,657,056
Textiles, Apparel & Luxury Goods - 0.6%
Allbirds, Inc. Class A (a)	120,852	109,299
Capri Holdings Ltd. (a)	156,104	7,561,678
Carter's, Inc. (b)	50,411	3,437,526
Charles & Colvard Ltd. (a)	24,455	10,736
Columbia Sportswear Co.	47,106	3,689,813
Crocs, Inc. (a)	83,210	8,787,808
Crown Crafts, Inc.	6,389	31,370
Culp, Inc. (a)	12,761	64,953
Deckers Outdoor Corp. (a)	35,264	23,414,238
Delta Apparel, Inc. (a)(b)	7,372	64,284
Figs, Inc. Class A (a)(b)	166,812	1,211,055
Forward Industries, Inc. (NY Shares) (a)	3,817	2,821
Fossil Group, Inc. (a)	60,572	66,629
G-III Apparel Group Ltd. (a)	54,390	1,564,800
Hanesbrands, Inc. (b)	483,746	1,760,835
Jerash Holdings U.S., Inc.	2,992	8,378
Kontoor Brands, Inc.	67,972	3,736,421
Lakeland Industries, Inc.	10,572	154,457
Levi Strauss & Co. Class A (b)	135,985	2,106,408
lululemon athletica, Inc. (a)	156,029	69,713,757
Movado Group, Inc. (b)	20,948	547,790
NIKE, Inc. Class B	1,653,241	182,302,885
Oxford Industries, Inc.	20,162	1,823,250
PLBY Group, Inc. (a)(b)	83,783	43,986
PVH Corp.	84,672	8,279,228
Ralph Lauren Corp.	54,342	7,030,768
Rocky Brands, Inc.	8,992	259,599
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	181,346	10,683,093
Steven Madden Ltd.	95,799	3,632,698
Superior Group of Companies, Inc.	16,447	195,555
Tapestry, Inc.	312,110	9,884,524
Toughbuilt Industries, Inc. (a)	15,917	2,674
Under Armour, Inc.:
Class A (sub. vtg.) (a)	189,030	1,538,704
Class C (non-vtg.) (a)	344,577	2,639,460
Unifi, Inc. (a)	21,017	136,611
Vera Bradley, Inc. (a)	27,694	207,982
VF Corp. (b)	447,017	7,478,594
Vince Holding Corp. (a)	1,696	2,120
Wolverine World Wide, Inc.	111,507	955,615
		365,142,402
TOTAL CONSUMER DISCRETIONARY		6,456,765,993
CONSUMER STAPLES - 5.8%
Beverages - 1.4%
Alkaline Water Co., Inc. (a)(b)	7,945	2,219
Boston Beer Co., Inc. Class A (a)	12,782	4,534,542
Brown-Forman Corp.:
Class A (b)	75,702	4,559,531
Class B (non-vtg.)	247,338	14,528,634
Celsius Holdings, Inc. (a)	199,412	9,872,888
Coca-Cola Bottling Co. Consolidated	6,359	4,670,813
Constellation Brands, Inc. Class A (sub. vtg.)	217,559	52,320,764
Duckhorn Portfolio, Inc. (a)	56,896	584,322
Eastside Distilling, Inc. (a)(b)	561	684
Keurig Dr. Pepper, Inc.	1,359,240	42,911,207
MGP Ingredients, Inc. (b)	21,004	1,794,792
Molson Coors Beverage Co. Class B	250,723	15,429,493
Monster Beverage Corp.	1,004,401	55,392,715
National Beverage Corp. (a)(b)	32,384	1,539,535
PepsiCo, Inc.	1,857,344	312,572,422
Splash Beverage Group, Inc. (a)(b)	35,944	22,005
The Coca-Cola Co.	5,251,157	306,877,615
The Vita Coco Co., Inc. (a)	41,941	1,176,864
Vintage Wine Estates, Inc. (a)(b)	45,667	23,149
Willamette Valley Vineyards, Inc. (a)	4,326	23,058
Zevia PBC (a)(b)	58,590	125,969
		828,963,221
Consumer Staples Distribution & Retail - 1.7%
Albertsons Companies, Inc.	540,834	11,773,956
Andersons, Inc.	42,748	2,131,415
BJ's Wholesale Club Holdings, Inc. (a)	181,551	11,724,564
Blue Apron Holdings, Inc.:
warrants 11/4/28 (a)(c)	17,555	0
warrants 11/4/28 (a)(c)	17,555	0
warrants 11/4/28 (a)(c)	17,555	0
Casey's General Stores, Inc.	50,510	13,910,454
Chefs' Warehouse Holdings (a)	48,216	1,297,010
Costco Wholesale Corp.	597,986	354,450,222
Dollar General Corp.	296,284	38,848,758
Dollar Tree, Inc. (a)	282,798	34,951,005
Grocery Outlet Holding Corp. (a)	134,632	3,797,969
HF Foods Group, Inc. (a)	47,473	225,022
Ingles Markets, Inc. Class A	19,563	1,596,732
Kroger Co.	891,631	39,472,504
MedAvail Holdings, Inc. (a)(b)	461	1,028
Natural Grocers by Vitamin Cottage, Inc.	11,428	179,305
Performance Food Group Co. (a)	210,807	13,712,995
PriceSmart, Inc.	34,577	2,330,144
SpartanNash Co.	46,759	1,036,647
Sprouts Farmers Market LLC (a)	137,189	5,910,102
Sysco Corp.	681,328	49,171,442
Target Corp.	623,068	83,372,729
U.S. Foods Holding Corp. (a)	306,303	13,425,260
United Natural Foods, Inc. (a)	81,045	1,179,205
Village Super Market, Inc. Class A (b)	8,611	216,653
Walgreens Boots Alliance, Inc.	969,001	19,321,880
Walmart, Inc.	1,926,003	299,859,407
Weis Markets, Inc.	23,244	1,402,775
		1,005,299,183
Food Products - 0.9%
Alico, Inc.	6,646	185,822
Arcadia Biosciences, Inc. (a)	697	1,952
Archer Daniels Midland Co.	723,603	53,351,249
B&G Foods, Inc. Class A (b)	95,549	882,873
Barfresh Food Group, Inc. (a)(b)	3,086	4,536
Benson Hill, Inc. (a)	160,400	32,321
Better Choice Co., Inc. (a)(b)	24,615	8,369
Beyond Meat, Inc. (a)(b)	89,218	650,399
Blue Star Foods Corp. (a)(b)	525	78
BRC, Inc. Class A (a)(b)	51,780	220,583
Bridgford Foods Corp. (a)	1,670	17,886
Bunge Global SA	203,405	22,348,107
Cal-Maine Foods, Inc.	54,810	2,626,495
Calavo Growers, Inc.	23,515	510,040
Campbell Soup Co.	265,851	10,681,893
Coffee Holding Co., Inc. (a)	4,336	3,556
Conagra Brands, Inc.	645,005	18,247,191
Darling Ingredients, Inc. (a)	215,461	9,452,274
Farmer Brothers Co. (a)	25,069	72,700
Flowers Foods, Inc.	261,154	5,434,615
Fresh Del Monte Produce, Inc.	44,757	1,020,460
Freshpet, Inc. (a)(b)	65,279	4,631,545
General Mills, Inc.	790,002	50,291,527
Hormel Foods Corp.	392,084	11,993,850
Ingredion, Inc.	89,199	9,142,006
J&J Snack Foods Corp.	21,193	3,487,308
John B. Sanfilippo & Son, Inc.	12,478	1,148,475
Kellanova	356,129	18,711,018
Laird Superfood, Inc. (a)	7,014	7,365
Lamb Weston Holdings, Inc.	196,595	19,665,398
Lancaster Colony Corp.	27,702	4,595,762
Lifecore Biomedical (a)(b)	34,951	250,599
Lifeway Foods, Inc. (a)	5,106	71,790
Limoneira Co.	22,133	336,422
Local Bounti Corp. (a)(b)	4,640	16,286
Mama's Creations, Inc. (a)	33,901	136,960
McCormick & Co., Inc. (non-vtg.)	339,273	21,995,069
Mission Produce, Inc. (a)	54,426	460,444
Mondelez International, Inc.	1,835,810	130,452,659
Nuzee, Inc. (a)	836	2,048
Pilgrim's Pride Corp. (a)	55,047	1,407,001
Post Holdings, Inc. (a)(b)	68,483	5,850,503
Rocky Mountain Chocolate Factory, Inc. (a)	4,008	16,593
S&W Seed Co. (a)(b)	20,820	13,679
Sadot Group, Inc. (a)	50,184	25,092
Seaboard Corp.	309	1,086,132
Seneca Foods Corp. Class A (a)	7,840	383,141
Sovos Brands, Inc. (a)(b)	84,847	1,858,998
Stryve Foods, Inc. (a)(b)	1,028	2,889
The Hain Celestial Group, Inc. (a)	123,837	1,308,957
The Hershey Co.	202,105	37,979,572
The J.M. Smucker Co.	143,318	15,726,284
The Kraft Heinz Co.	1,078,079	37,851,354
The Real Good Food Co., Inc. (a)	7,712	14,653
The Simply Good Foods Co. (a)	123,097	4,768,778
Tootsie Roll Industries, Inc.	24,026	795,020
TreeHouse Foods, Inc. (a)	69,216	2,817,783
Tyson Foods, Inc. Class A	386,324	18,095,416
Utz Brands, Inc. Class A (b)	92,913	1,227,381
Vital Farms, Inc. (a)	36,177	481,878
Westrock Coffee Holdings (a)(b)	42,676	392,619
Whole Earth Brands, Inc. Class A (a)	46,016	149,552
WK Kellogg Co.	88,995	996,744
		536,399,949
Household Products - 1.1%
Central Garden & Pet Co. (a)	61,036	2,476,841
Central Garden & Pet Co. Class A (non-vtg.) (a)	3,473	126,000
Church & Dwight Co., Inc.	332,634	32,142,423
Colgate-Palmolive Co.	1,114,771	87,810,512
Energizer Holdings, Inc.	90,684	2,796,695
Kimberly-Clark Corp.	455,619	56,373,739
Oil-Dri Corp. of America	7,216	409,580
Procter & Gamble Co.	3,181,445	488,415,436
Reynolds Consumer Products, Inc.	76,308	2,002,322
Spectrum Brands Holdings, Inc. (b)	47,990	3,327,147
The Clorox Co.	167,235	23,973,137
WD-40 Co. (b)	18,239	4,411,649
		704,265,481
Personal Care Products - 0.2%
BellRing Brands, Inc. (a)	177,012	9,363,935
Coty, Inc. Class A (a)	481,188	5,485,543
Cyanotech Corp. (a)	678	576
Edgewell Personal Care Co.	69,255	2,410,767
elf Beauty, Inc. (a)	73,569	8,687,763
Estee Lauder Companies, Inc. Class A	312,994	39,966,204
Guardion Health Sciences, Inc. (a)(b)	375	2,306
Herbalife Ltd. (a)	134,011	1,726,062
Inter Parfums, Inc.	24,270	3,037,633
Kenvue, Inc.	2,325,083	47,524,697
LifeVantage Corp. (b)	16,711	105,446
Mannatech, Inc.	1,317	11,840
MediFast, Inc.	14,829	984,349
Natural Alternatives International, Inc. (a)	5,740	33,407
Natural Health Trends Corp. (b)	7,985	42,720
Nature's Sunshine Products, Inc. (a)	18,010	308,511
Nu Skin Enterprises, Inc. Class A	69,298	1,179,452
Olaplex Holdings, Inc. (a)	157,370	343,067
Safety Shot, Inc. (a)(b)	27,241	122,040
The Beauty Health Co. (a)(b)	116,209	297,495
The Honest Co., Inc. (a)	74,839	178,865
United-Guardian, Inc.	2,834	23,012
Upexi, Inc. (a)(b)	10,874	8,245
USANA Health Sciences, Inc. (a)	15,601	737,303
Veru, Inc. (a)(b)	65,106	62,183
		122,643,421
Tobacco - 0.5%
22nd Century Group, Inc. (a)(b)	17,754	4,616
Altria Group, Inc.	2,392,895	100,597,306
Philip Morris International, Inc.	2,095,003	195,589,480
Turning Point Brands, Inc.	24,334	555,545
Universal Corp.	32,663	1,837,620
Vector Group Ltd.	182,148	1,950,805
		300,535,372
TOTAL CONSUMER STAPLES		3,498,106,627
ENERGY - 4.2%
Energy Equipment & Services - 0.5%
Archrock, Inc.	186,928	2,708,587
Atlas Energy Solutions, Inc. (b)	24,393	416,145
Baker Hughes Co. Class A	1,361,942	45,965,543
Bristow Group, Inc. (a)	33,367	859,200
Cactus, Inc.	87,908	3,735,211
Championx Corp.	265,220	7,776,250
Core Laboratories, Inc. (b)	63,133	1,118,085
Diamond Offshore Drilling, Inc. (a)	136,366	1,755,030
DMC Global, Inc. (a)	27,613	440,427
Dril-Quip, Inc. (a)	45,144	1,003,100
Energy Services of America Corp.	8,604	38,632
ENGlobal Corp. (a)(b)	30,612	7,359
Enservco Corp. (a)	13,463	4,214
Expro Group Holdings NV (a)	114,928	1,787,130
Forum Energy Technologies, Inc. (a)	13,219	287,778
Geospace Technologies Corp. (a)	15,456	184,236
Gulf Island Fabrication, Inc. (a)	14,418	60,844
Halliburton Co.	1,212,107	44,884,322
Helix Energy Solutions Group, Inc. (a)	193,629	1,804,622
Helmerich & Payne, Inc. (b)	134,616	4,877,138
Independence Contract Drilling, Inc. (a)(b)	12,653	30,241
KLX Energy Services Holdings, Inc. (a)	19,290	183,255
Kodiak Gas Services, Inc. (b)	22,809	402,123
Liberty Oilfield Services, Inc. Class A	208,978	4,148,213
Mammoth Energy Services, Inc. (a)	27,969	123,623
MIND Technology, Inc. (a)	1,195	6,178
Nabors Industries Ltd. (a)(b)	11,920	1,034,894
Natural Gas Services Group, Inc. (a)	13,342	204,133
NCS Multistage Holdings, Inc. (a)	895	11,205
Newpark Resources, Inc. (a)	100,851	700,914
Nine Energy Service, Inc. (a)(b)	23,563	51,839
Noble Corp. PLC	146,356	6,752,866
NOV, Inc.	532,622	10,023,946
Oceaneering International, Inc. (a)	137,376	2,838,188
Oil States International, Inc. (a)	85,467	588,868
Patterson-UTI Energy, Inc.	434,025	5,082,433
Profire Energy, Inc. (a)	50,817	84,864
ProFrac Holding Corp. (a)(b)	31,247	251,851
ProPetro Holding Corp. (a)	118,968	1,083,798
Ranger Energy Services, Inc. Class A	18,685	182,179
RPC, Inc. (b)	119,763	868,282
Schlumberger Ltd.	1,918,135	99,819,745
SEACOR Marine Holdings, Inc. (a)	33,950	392,123
Select Water Solutions, Inc. Class A	107,110	799,041
Smart Sand, Inc. (a)	31,127	60,698
Solaris Oilfield Infrastructure, Inc. Class A	44,030	376,897
Superior Drilling Products, Inc. (a)	12,552	9,037
TechnipFMC PLC	591,531	12,256,522
TETRA Technologies, Inc. (a)	153,455	724,308
Tidewater, Inc. (a)	65,764	3,951,101
Transocean Ltd. (United States) (a)(b)	914,083	5,813,568
U.S. Silica Holdings, Inc. (a)	103,005	1,161,896
Valaris Ltd. (a)	86,052	5,903,167
Weatherford International PLC (a)	97,059	8,802,281
		294,438,130
Oil, Gas & Consumable Fuels - 3.7%
Adams Resources & Energy, Inc.	1,957	54,816
Aemetis, Inc. (a)(b)	42,679	189,495
American Resources Corp. (a)(b)	81,052	135,357
Amplify Energy Corp. (a)	47,443	291,300
Antero Midstream GP LP (b)	460,586	6,135,006
Antero Resources Corp. (a)	381,656	9,018,531
APA Corp.	414,080	14,906,880
Barnwell Industries, Inc.	6,293	16,581
Battalion Oil Corp. (a)(b)	4,403	22,147
Berry Corp.	93,622	672,206
California Resources Corp.	87,957	4,504,278
Callon Petroleum Co. (a)(b)	75,576	2,363,262
Camber Energy, Inc. (a)(b)	148,245	36,201
Centrus Energy Corp. Class A (a)	17,439	872,299
Cheniere Energy, Inc.	324,498	59,107,311
Chesapeake Energy Corp. (b)	151,020	12,128,416
Chevron Corp.	2,394,622	343,867,719
Chord Energy Corp.	55,924	9,067,517
Civitas Resources, Inc.	115,343	7,922,911
Clean Energy Fuels Corp. (a)	247,569	893,724
CNX Resources Corp. (a)	215,549	4,496,352
Comstock Mining, Inc. (a)	107,321	49,904
Comstock Resources, Inc. (b)	124,925	1,233,010
ConocoPhillips Co.	1,616,435	186,811,393
CONSOL Energy, Inc.	38,994	4,159,490
Coterra Energy, Inc.	1,023,276	26,860,995
Crescent Energy, Inc. Class A	98,712	1,125,317
CVR Energy, Inc.	39,748	1,262,794
Delek U.S. Holdings, Inc.	82,197	2,230,827
Devon Energy Corp.	864,785	38,889,381
Diamondback Energy, Inc.	241,133	37,233,347
Dorian LPG Ltd. (b)	45,225	1,915,731
DT Midstream, Inc. (b)	130,537	7,478,465
Empire Petroleum Corp. (a)(b)	21,923	198,184
Enviva, Inc. (b)	42,503	51,854
EOG Resources, Inc.	786,036	96,737,451
Epsilon Energy Ltd.	26,263	139,982
EQT Corp.	488,177	19,507,553
Equitrans Midstream Corp.	585,266	5,489,795
Evolution Petroleum Corp. (b)	41,055	243,456
Excelerate Energy, Inc. (b)	23,587	394,375
Exxon Mobil Corp.	5,460,779	561,040,434
Gevo, Inc. (a)(b)	320,366	362,014
Granite Ridge Resources, Inc. (b)	34,565	204,279
Green Plains, Inc. (a)	81,127	2,018,440
Gulfport Energy Corp. (a)	13,301	1,822,769
Hallador Energy Co. (a)	32,683	412,786
Hess Corp.	373,090	52,441,530
HF Sinclair Corp.	216,395	11,356,410
HighPeak Energy, Inc. (b)	23,727	364,921
Houston American Energy Corp. (a)(b)	10,935	19,136
International Seaways, Inc.	51,192	2,336,403
Kinder Morgan, Inc.	2,615,046	45,946,358
Kinetik Holdings, Inc. (b)	21,633	786,576
Kosmos Energy Ltd. (a)	624,116	4,237,748
Lightbridge Corp. (a)	14,365	46,112
Magnolia Oil & Gas Corp. Class A	253,633	5,453,110
Marathon Oil Corp.	817,273	20,783,252
Marathon Petroleum Corp.	539,521	80,491,138
Matador Resources Co.	149,663	8,662,494
Mexco Energy Corp.	1,824	18,970
Murphy Oil Corp.	200,063	8,556,695
NACCO Industries, Inc. Class A	5,526	191,310
New Fortress Energy, Inc. (b)	88,523	3,406,365
Nextdecade Corp. (a)(b)	96,188	479,978
Northern Oil & Gas, Inc.	121,347	4,540,805
Occidental Petroleum Corp.	895,530	52,970,600
ONEOK, Inc.	785,696	54,095,170
OPAL Fuels, Inc. (a)(b)	26,738	146,257
Overseas Shipholding Group, Inc. (a)	82,527	400,256
Ovintiv, Inc.	342,158	15,171,286
Par Pacific Holdings, Inc. (a)	76,014	2,605,000
PBF Energy, Inc. Class A	148,277	6,583,499
Peabody Energy Corp.	150,028	3,576,668
Pedevco Corp. (a)	29,898	24,579
Permian Resource Corp. Class A (b)	496,809	6,528,070
Phillips 66 Co.	601,013	77,464,566
Phx Minerals, Inc. Class A (b)	39,245	129,116
Pioneer Natural Resources Co.	314,570	72,866,995
PrimeEnergy Corp. (a)	710	75,785
Range Resources Corp.	325,840	10,589,800
Rex American Resources Corp. (a)	20,223	991,331
Riley Exploration Permian, Inc.	5,468	135,060
Ring Energy, Inc. (a)	63,836	105,329
Riskon International, Inc. (a)(b)	744	199
SandRidge Energy, Inc. (b)	42,210	582,920
SilverBow Resources, Inc. (a)	16,971	539,848
Sitio Royalties Corp. (b)	111,445	2,455,133
SM Energy Co.	160,410	6,007,355
Southwestern Energy Co. (a)	1,479,643	9,750,847
Stabilis Solutions, Inc. (a)	3,281	15,486
Talos Energy, Inc. (a)	136,862	1,905,119
Targa Resources Corp.	301,754	27,293,649
Tellurian, Inc. (a)(b)	762,287	464,233
Texas Pacific Land Corp. (b)	8,413	14,066,115
The Williams Companies, Inc.	1,641,106	60,376,290
U.S. Energy Corp.	12,195	14,146
Uranium Energy Corp. (a)(b)	512,083	3,338,781
VAALCO Energy, Inc.	147,572	686,210
Valero Energy Corp.	476,591	59,745,448
Verde Clean Fuels, Inc. (a)	4,428	12,133
Vertex Energy, Inc. (a)(b)	115,659	390,927
Vital Energy, Inc. (a)	22,508	1,009,259
Vitesse Energy, Inc. (b)	30,634	723,881
W&T Offshore, Inc. (b)	136,663	456,454
World Kinect Corp.	80,991	1,704,051
		2,220,693,497
TOTAL ENERGY		2,515,131,627
FINANCIALS - 13.4%
Banks - 3.4%
1895 Bancorp of Wisconsin, Inc. (a)	4,531	28,591
1st Source Corp.	22,197	1,072,781
ACNB Corp.	11,309	441,956
Affinity Bancshares, Inc. (a)(b)	5,814	82,791
Amalgamated Financial Corp.	24,014	504,294
Amerant Bancorp, Inc. Class A	37,230	771,033
American National Bankshares, Inc.	14,079	572,311
Ameris Bancorp	87,640	3,731,711
AmeriServ Financial, Inc.	17,254	50,037
Ames National Corp.	10,594	195,777
Arrow Financial Corp.	23,257	573,285
Associated Banc-Corp.	202,440	3,591,286
Atlantic Union Bankshares Corp.	101,500	3,102,855
Auburn National Bancorp., Inc.	2,294	49,849
Axos Financial, Inc. (a)	70,347	2,692,180
Banc of California, Inc.	70,872	819,280
BancFirst Corp.	20,260	1,755,124
Bancorp, Inc., Delaware (a)	72,906	2,844,063
Bank First National Corp. (b)	11,796	952,645
Bank of America Corp.	9,329,037	284,442,338
Bank of Hawaii Corp. (b)	54,162	3,145,187
Bank of Marin Bancorp	18,532	356,370
Bank of the James Financial Group, Inc.	6,254	62,165
Bank OZK	142,196	5,952,325
Bank7 Corp.	4,646	110,575
BankFinancial Corp.	15,633	139,603
BankUnited, Inc.	100,640	2,776,658
Bankwell Financial Group, Inc.	7,914	213,361
Banner Corp.	46,327	2,091,201
Bar Harbor Bankshares	20,222	525,165
BayCom Corp.	15,106	315,715
BayFirst Financial Corp.	2,789	29,563
BCB Bancorp, Inc.	18,340	212,377
Berkshire Hills Bancorp, Inc.	58,250	1,219,173
Blue Foundry Bancorp (a)	31,459	273,693
Blue Ridge Bankshares, Inc.	18,384	49,637
Bogota Financial Corp. (a)	4,290	29,515
BOK Financial Corp.	37,453	2,688,002
Bridgewater Bancshares, Inc. (a)	25,177	261,085
Broadway Financial Corp. (a)(b)	5,127	38,709
Brookline Bancorp, Inc., Delaware	116,689	1,112,046
Burke & Herbert Financial Services Corp. (b)	9,294	442,023
Business First Bancshares, Inc.	32,375	654,946
BV Financial, Inc. (a)(b)	11,792	142,683
Byline Bancorp, Inc.	42,619	851,954
C & F Financial Corp.	4,094	238,844
Cadence Bank	248,027	6,213,076
California Bancorp, Inc. (a)	8,230	188,467
Cambridge Bancorp	10,630	621,111
Camden National Corp.	19,621	662,209
Capital Bancorp, Inc.	11,676	247,181
Capital City Bank Group, Inc.	17,850	477,309
Capitol Federal Financial, Inc.	167,992	905,477
Capstar Financial Holdings, Inc.	22,198	364,713
Carter Bankshares, Inc. (a)	29,686	371,966
Carver Bancorp, Inc. (a)	2,863	5,526
Catalyst Bancorp, Inc. (a)	15,597	173,907
Cathay General Bancorp	98,291	3,605,314
CB Financial Services, Inc.	5,317	116,868
Central Pacific Financial Corp.	36,464	640,672
Central Valley Community Bancorp	11,846	203,870
Cf Bankshares, Inc.	1,500	24,315
CFSB Bancorp, Inc. (a)	534	3,300
Chemung Financial Corp. (b)	4,193	193,717
ChoiceOne Financial Services, Inc.	8,759	219,063
Citigroup, Inc.	2,597,887	119,762,591
Citizens & Northern Corp.	19,540	392,949
Citizens Community Bancorp, Inc.	10,544	111,977
Citizens Financial Group, Inc.	637,929	17,396,324
Citizens Financial Services, Inc. (b)	6,076	345,967
Citizens Holding Co.	5,779	60,968
City Holding Co.	20,752	1,997,795
Civista Bancshares, Inc.	18,648	291,841
CNB Financial Corp., Pennsylvania	27,047	550,136
Coastal Financial Corp. of Washington (a)	14,840	579,799
Codorus Valley Bancorp, Inc.	12,425	251,109
Colony Bankcorp, Inc.	18,781	201,520
Columbia Banking Systems, Inc.	281,165	6,306,531
Columbia Financial, Inc. (a)(b)	42,143	693,252
Comerica, Inc.	177,744	8,037,584
Commerce Bancshares, Inc.	153,941	7,784,796
Community Bank System, Inc.	72,458	3,214,237
Community Trust Bancorp, Inc.	20,383	811,040
Community West Bancshares	8,703	120,362
ConnectOne Bancorp, Inc.	52,534	1,032,818
CrossFirst Bankshares, Inc. (a)	59,189	664,101
Cullen/Frost Bankers, Inc.	86,774	8,529,016
Cullman Bancorp, Inc.	13,582	142,611
Customers Bancorp, Inc. (a)	38,143	1,719,105
CVB Financial Corp.	178,777	3,196,533
Dime Community Bancshares, Inc.	50,875	1,022,588
Eagle Bancorp Montana, Inc.	7,389	91,624
Eagle Bancorp, Inc.	40,801	968,616
East West Bancorp, Inc.	190,953	12,014,763
Eastern Bankshares, Inc.	210,984	2,523,369
ECB Bancorp, Inc. (a)	11,945	144,654
Enterprise Bancorp, Inc.	11,502	310,899
Enterprise Financial Services Corp.	51,832	2,032,333
Equity Bancshares, Inc.	17,139	432,417
Esquire Financial Holdings, Inc.	8,624	401,620
ESSA Bancorp, Inc. (b)	11,275	188,180
Evans Bancorp, Inc.	6,606	180,872
Farmers & Merchants Bancorp, Inc.	16,994	331,383
Farmers National Banc Corp.	45,680	562,321
FB Financial Corp.	49,295	1,654,340
Fidelity D & D Bancorp, Inc. (b)	6,125	317,459
Fifth Third Bancorp	919,328	26,614,546
Financial Institutions, Inc.	21,594	374,872
Finward Bancorp	4,224	88,282
FinWise BanCorp (a)	11,437	131,182
First Bancorp, North Carolina	57,881	1,813,991
First Bancorp, Puerto Rico	244,305	3,664,575
First Bancshares, Inc.	37,382	958,848
First Bank Hamilton New Jersey	25,274	308,090
First Busey Corp.	68,032	1,476,294
First Business Finance Services, Inc.	9,095	318,143
First Capital, Inc.	3,733	100,530
First Citizens Bancshares, Inc.	16,041	23,546,423
First Commonwealth Financial Corp.	143,289	1,915,774
First Community Bankshares, Inc.	22,773	743,766
First Community Corp.	9,317	164,352
First Financial Bancorp, Ohio	131,326	2,654,098
First Financial Bankshares, Inc. (b)	175,921	4,617,926
First Financial Corp., Indiana	15,423	589,930
First Financial Northwest, Inc.	9,165	110,255
First Foundation, Inc.	68,122	400,557
First Guaranty Bancshares, Inc.	7,017	66,732
First Hawaiian, Inc.	172,169	3,383,121
First Horizon National Corp.	755,037	9,656,923
First Internet Bancorp	10,758	236,031
First Interstate Bancsystem, Inc.	114,878	2,974,191
First Merchants Corp.	84,147	2,580,788
First Mid-Illinois Bancshares, Inc.	25,581	792,755
First National Corp.	3,489	64,721
First Northwest Bancorp	11,907	175,747
First of Long Island Corp.	26,802	305,007
First Savings Financial Group, Inc.	6,470	95,885
First Seacoast Bancorp, Inc.	462	3,003
First U.S. Bancshares, Inc.	8,570	78,630
First United Corp.	7,415	137,178
First Western Financial, Inc. (a)	9,081	150,745
Five Star Bancorp	15,174	346,726
Flushing Financial Corp.	38,229	540,176
FNB Corp., Pennsylvania	489,100	5,864,309
FNCB Bancorp, Inc.	16,857	100,805
Franklin Financial Services Corp.	5,128	171,070
FS Bancorp, Inc.	8,438	256,093
Fulton Financial Corp.	225,347	3,206,688
FVCBankcorp, Inc. (a)	18,756	209,317
German American Bancorp, Inc.	39,333	1,133,577
Glacier Bancorp, Inc.	149,998	5,044,433
Great Southern Bancorp, Inc.	11,681	593,512
Greene County Bancorp, Inc.	8,320	208,832
Guaranty Bancshares, Inc. Texas	11,667	348,727
Hancock Whitney Corp.	117,254	4,836,728
Hanmi Financial Corp.	41,061	683,255
Hanover Bancorp, Inc.	1,508	26,692
HarborOne Bancorp, Inc.	54,104	596,767
Hawthorn Bancshares, Inc.	7,540	160,150
HBT Financial, Inc.	17,034	319,388
Heartland Financial U.S.A., Inc.	53,680	1,660,322
Heritage Commerce Corp.	80,463	683,131
Heritage Financial Corp., Washington	47,175	840,659
Hilltop Holdings, Inc.	63,145	1,859,620
Hingham Institution for Savings (b)	2,541	414,183
HMN Financial, Inc.	7,315	130,207
Home Bancorp, Inc.	8,912	324,842
Home Bancshares, Inc.	255,590	5,668,986
Home Federal Bancorp, Inc.	750	9,698
HomeStreet, Inc.	23,940	161,595
HomeTrust Bancshares, Inc.	20,050	462,754
Hope Bancorp, Inc.	170,926	1,675,075
Horizon Bancorp, Inc. Indiana	52,361	570,211
Huntington Bancshares, Inc.	1,953,037	21,991,197
IF Bancorp, Inc.	10,290	147,662
Independent Bank Corp.	59,906	3,415,840
Independent Bank Corp.	29,851	645,379
Independent Bank Group, Inc.	48,830	1,888,744
International Bancshares Corp.	72,065	3,233,557
Investar Holding Corp.	10,422	114,746
John Marshall Bankcorp, Inc.	14,535	287,066
JPMorgan Chase & Co.	3,922,012	612,147,633
Kearny Financial Corp.	89,608	707,903
Kentucky First Federal Bancorp (b)	1,347	6,385
KeyCorp	1,264,193	15,663,351
Lakeland Bancorp, Inc.	95,345	1,181,325
Lakeland Financial Corp.	35,473	1,970,525
Landmark Bancorp, Inc.	4,200	81,438
LCNB Corp.	14,423	209,999
LINKBANCORP, Inc. (b)	11,888	76,915
Live Oak Bancshares, Inc.	45,432	1,526,515
Luther Burbank Corp.	15,778	135,217
M&T Bank Corp.	224,154	28,729,818
Macatawa Bank Corp.	33,820	328,392
Magyar Bancorp, Inc.	2,799	27,290
Mainstreet Bancshares, Inc.	7,340	152,819
Mercantile Bank Corp.	20,555	706,886
Meridian Corp.	11,660	152,863
Metrocity Bankshares, Inc.	22,919	457,922
Metropolitan Bank Holding Corp. (a)	14,590	568,572
Mid Penn Bancorp, Inc.	18,084	363,850
Middlefield Banc Corp. (b)	10,999	311,822
Midland States Bancorp, Inc.	29,198	659,291
MidWestOne Financial Group, Inc.	17,818	375,247
MVB Financial Corp.	14,064	281,139
National Bank Holdings Corp.	53,001	1,749,563
National Bankshares, Inc. (b)	7,696	208,100
NBT Bancorp, Inc.	65,226	2,317,480
New York Community Bancorp, Inc.	972,695	9,153,060
Nicolet Bankshares, Inc.	17,686	1,302,751
Northeast Bank	8,173	419,030
Northeast Community Bancorp, Inc.	19,724	330,771
Northfield Bancorp, Inc.	52,779	503,512
Northrim Bancorp, Inc.	8,358	412,634
Northwest Bancshares, Inc.	177,477	1,977,094
Norwood Financial Corp.	9,858	273,165
NSTS Bancorp, Inc. (a)(b)	2,864	25,661
Oak Valley Bancorp Oakdale California	8,227	214,807
OceanFirst Financial Corp.	79,003	1,094,982
OFG Bancorp	65,700	2,204,892
Ohio Valley Banc Corp. (b)	4,796	111,747
Old National Bancorp, Indiana	397,532	5,919,251
Old Point Financial Corp.	6,643	108,015
Old Second Bancorp, Inc.	52,933	745,826
OP Bancorp	14,608	134,832
Orange County Bancorp, Inc.	5,900	282,079
Origin Bancorp, Inc.	38,870	1,234,900
Orrstown Financial Services, Inc.	13,399	320,638
Pacific Premier Bancorp, Inc.	130,378	2,936,113
PacWest Bancorp	1,738	13,105
Park National Corp.	20,097	2,230,767
Parke Bancorp, Inc.	12,473	225,262
Partners Bancorp	14,005	100,136
Pathfinder Bancorp, Inc. (b)	5,112	66,712
Pathward Financial, Inc.	35,050	1,738,130
Patriot National Bancorp, Inc. (a)	3,407	17,205
PCB Bancorp	15,116	234,298
Peapack-Gladstone Financial Corp.	22,705	563,992
Penns Woods Bancorp, Inc. (b)	8,775	179,098
Peoples Bancorp of North Carolina	5,579	151,191
Peoples Bancorp, Inc.	47,778	1,406,107
Peoples Financial Services Corp.	8,996	382,150
Pinnacle Financial Partners, Inc.	103,867	7,537,628
Pioneer Bancorp, Inc. (a)	11,061	91,530
Plumas Bancorp	6,168	207,183
PNC Financial Services Group, Inc.	537,516	72,005,643
Ponce Financial Group, Inc. (a)	35,720	318,622
Popular, Inc.	97,393	7,186,629
Preferred Bank, Los Angeles	17,464	1,076,306
Premier Financial Corp.	48,141	961,376
Primis Financial Corp.	24,521	245,455
Princeton Bancorp, Inc.	6,141	202,469
Prosperity Bancshares, Inc.	127,120	7,666,607
Provident Bancorp, Inc. (a)	19,395	189,295
Provident Financial Holdings, Inc. (b)	6,929	79,684
Provident Financial Services, Inc.	107,706	1,639,285
QCR Holdings, Inc.	21,732	1,079,646
RBB Bancorp	18,395	281,076
Red River Bancshares, Inc.	6,378	323,875
Regions Financial Corp.	1,266,107	21,118,665
Renasant Corp.	77,979	2,124,148
Republic Bancorp, Inc., Kentucky Class A	11,971	562,038
Rhinebeck Bancorp, Inc. (a)	764	4,813
Richmond Mutual Bancorp., Inc.	15,290	174,306
Riverview Bancorp, Inc.	23,339	139,567
S&T Bancorp, Inc.	51,186	1,432,696
Sandy Spring Bancorp, Inc.	64,292	1,415,710
SB Financial Group, Inc.	8,546	116,226
Seacoast Banking Corp., Florida	115,038	2,673,483
ServisFirst Bancshares, Inc.	67,050	3,430,278
Shore Bancshares, Inc.	43,830	523,330
Sierra Bancorp	18,272	342,417
Simmons First National Corp. Class A	175,335	2,803,607
SmartFinancial, Inc.	19,370	413,937
Sound Financial Bancorp, Inc.	3,078	110,377
South Plains Financial, Inc.	15,643	406,718
Southern California Bancorp (a)	21,367	312,172
Southern First Bancshares, Inc. (a)	9,217	270,795
Southern Missouri Bancorp, Inc.	12,864	554,310
Southern States Bancshares, Inc.	8,726	219,197
Southside Bancshares, Inc. (b)	39,013	1,070,127
Southstate Corp.	103,089	7,633,740
Stellar Bancorp, Inc.	65,105	1,553,405
Sterling Bancorp, Inc. (a)	23,833	133,226
Stock Yards Bancorp, Inc.	38,081	1,680,134
Summit Financial Group, Inc.	16,076	375,696
Summit State Bank	5,991	80,759
Synovus Financial Corp.	197,712	6,087,552
TC Bancshares, Inc.	8,600	112,144
Territorial Bancorp, Inc.	10,885	86,971
Texas Capital Bancshares, Inc. (a)	65,261	3,581,524
Texas Community Bancshares, Inc.	238	2,797
TFS Financial Corp.	74,024	977,857
The First Bancorp, Inc.	10,950	273,641
Third Coast Bancshares, Inc. (a)	15,298	259,301
Timberland Bancorp, Inc./Washington	9,202	268,146
Tompkins Financial Corp.	17,129	907,323
TowneBank	95,500	2,507,830
Trico Bancshares	47,355	1,629,959
Triumph Bancorp, Inc. (a)	29,538	2,004,744
Truist Financial Corp.	1,798,147	57,792,445
Trustco Bank Corp., New York	25,459	683,320
Trustmark Corp.	85,397	1,956,445
U.S. Bancorp	2,101,584	80,112,382
UMB Financial Corp.	59,091	4,234,461
Union Bankshares, Inc.	4,955	142,258
United Bancorp, Inc.	8,035	90,072
United Bankshares, Inc., West Virginia	184,212	6,099,259
United Community Bank, Inc.	162,943	4,016,545
United Security Bancshares, California	13,325	106,200
Unity Bancorp, Inc.	7,207	197,688
Univest Corp. of Pennsylvania	40,061	756,752
USCB Financial Holdings, Inc. (a)	13,929	161,298
Valley National Bancorp	580,207	5,279,884
Veritex Holdings, Inc.	73,464	1,406,101
Village Bank & Trust Financial Corp.	88	3,494
Virginia National Bankshares C	5,789	204,004
WaFd, Inc.	86,085	2,301,052
Washington Trust Bancorp, Inc.	22,806	609,832
Webster Financial Corp.	234,154	10,501,807
Wells Fargo & Co.	4,937,834	220,178,018
WesBanco, Inc.	83,245	2,215,982
West Bancorp., Inc.	18,767	332,364
Westamerica Bancorp.	37,354	1,894,221
Western Alliance Bancorp.	147,789	7,569,753
Western New England Bancorp, Inc.	26,305	206,494
William Penn Bancorp, Inc. (b)	15,182	189,016
Wintrust Financial Corp.	82,680	7,083,196
WSFS Financial Corp.	82,362	3,176,702
Zions Bancorp NA	200,138	7,130,917
		2,023,155,943
Capital Markets - 3.0%
Affiliated Managers Group, Inc.	46,924	6,360,548
Alti Global, Inc. Class A (a)	30,796	233,126
Ameriprise Financial, Inc.	138,320	48,897,503
Ares Management Corp.	222,965	25,027,821
Artisan Partners Asset Management, Inc. (b)	92,568	3,485,185
Ashford, Inc. (a)	2,670	13,751
Assetmark Financial Holdings, Inc. (a)	31,207	800,147
Associated Capital Group, Inc. (b)	3,636	122,242
B. Riley Financial, Inc. (b)	22,064	405,978
Bakkt Holdings, Inc. Class A (a)(b)	110,059	165,089
Bank of New York Mellon Corp.	1,050,970	50,782,870
Beneficient Class A (b)	104,158	51,808
BGC Group, Inc. Class A	530,397	3,447,581
BlackRock, Inc. Class A	189,343	142,240,142
Blackstone, Inc.	957,780	107,625,739
Blue Owl Capital, Inc. Class A (b)	545,718	7,356,279
Bridge Investment Group Holdings, Inc.	39,609	296,671
BrightSphere Investment Group, Inc.	42,213	736,617
Carlyle Group LP	291,411	9,989,569
Cboe Global Markets, Inc.	142,459	25,954,605
Charles Schwab Corp.	2,007,162	123,079,174
CME Group, Inc.	485,577	106,030,594
Cohen & Co., Inc. (b)	1,012	6,224
Cohen & Steers, Inc.	35,126	2,054,520
Coinbase Global, Inc. (a)(b)	228,161	28,456,240
Diamond Hill Investment Group, Inc.	4,049	650,229
Donnelley Financial Solutions, Inc. (a)	33,956	2,004,083
Evercore, Inc. Class A	46,982	6,932,194
FactSet Research Systems, Inc.	51,442	23,326,889
Federated Hermes, Inc.	119,911	3,815,568
Forge Global Holdings, Inc. Class A (a)	152,380	502,854
Franklin Resources, Inc.	383,715	9,516,132
GCM Grosvenor, Inc. Class A (b)	58,615	473,023
Goldman Sachs Group, Inc.	444,827	151,926,214
Greenhill & Co., Inc. (b)	16,064	240,799
Hamilton Lane, Inc. Class A	49,678	4,860,992
Hennessy Advisors, Inc.	3,322	22,025
Heritage Global, Inc. (a)	38,073	106,604
Houlihan Lokey	69,532	7,489,987
Interactive Brokers Group, Inc.	144,361	11,237,060
Intercontinental Exchange, Inc.	772,117	87,897,799
Invesco Ltd.	605,430	8,639,486
Janus Henderson Group PLC	178,973	4,687,303
Jefferies Financial Group, Inc.	238,099	8,438,229
KKR & Co. LP	873,769	66,266,641
Lazard Ltd. Class A	153,633	4,605,917
LPL Financial	103,036	22,904,903
MarketAxess Holdings, Inc.	50,867	12,214,184
MarketWise, Inc. Class A (b)	31,232	99,630
Moelis & Co. Class A (b)	90,518	4,295,079
Moody's Corp.	212,818	77,670,057
Morgan Stanley	1,721,653	136,595,949
Morningstar, Inc.	35,144	9,958,404
MSCI, Inc.	106,672	55,560,111
NASDAQ, Inc.	458,066	25,578,405
Netcapital, Inc. (a)	4,756	1,550
Northern Trust Corp.	279,474	22,148,315
Open Lending Corp. (a)	131,358	839,378
Oppenheimer Holdings, Inc. Class A (non-vtg.)	9,209	366,610
P10, Inc.	63,587	648,587
Perella Weinberg Partners Class A	56,141	657,973
Piper Jaffray Companies	20,568	3,182,487
PJT Partners, Inc.	30,390	2,736,923
Raymond James Financial, Inc.	253,934	26,701,160
Robinhood Markets, Inc. (a)	743,293	6,540,978
S&P Global, Inc.	439,088	182,585,963
Safeguard Scientifics, Inc. (a)(b)	19,693	19,104
SEI Investments Co.	134,582	7,895,926
Siebert Financial Corp. (a)(b)	7,387	13,961
Silvercrest Asset Management Group Class A	12,405	193,270
State Street Corp.	430,229	31,329,276
StepStone Group, Inc. Class A	68,582	1,757,071
Stifel Financial Corp.	140,753	8,588,748
StoneX Group, Inc. (a)	36,067	2,204,776
T. Rowe Price Group, Inc.	302,561	30,295,433
TPG, Inc. (b)	81,831	2,864,085
Tradeweb Markets, Inc. Class A	154,917	15,011,457
U.S. Global Investors, Inc. Class A	15,867	46,808
Value Line, Inc.	1,208	50,796
Victory Capital Holdings, Inc.	50,438	1,621,582
Virtu Financial, Inc. Class A	128,831	2,316,381
Virtus Investment Partners, Inc.	9,314	1,822,005
Westwood Holdings Group, Inc.	8,928	98,208
WisdomTree Investments, Inc.	160,769	1,046,606
		1,795,722,190
Consumer Finance - 0.5%
Ally Financial, Inc.	365,964	10,693,468
American Express Co.	785,046	134,062,305
Atlanticus Holdings Corp. (a)(b)	6,412	197,938
Bread Financial Holdings, Inc. (b)	67,436	1,894,952
Capital One Financial Corp.	514,725	57,474,194
Consumer Portfolio Services, Inc. (a)	12,580	119,258
Credit Acceptance Corp. (a)(b)	8,654	3,954,878
CURO Group Holdings Corp. (a)(b)	26,934	20,192
Discover Financial Services	337,309	31,369,737
Encore Capital Group, Inc. (a)	32,495	1,455,776
Enova International, Inc. (a)	41,907	1,726,568
EZCORP, Inc. (non-vtg.) Class A (a)(b)	69,718	571,688
FirstCash Holdings, Inc.	50,074	5,608,288
Green Dot Corp. Class A (a)	60,992	489,156
Katapult Holdings, Inc. (a)(b)	3,855	42,405
LendingClub Corp. (a)	149,356	940,943
LendingTree, Inc. (a)	13,874	245,570
Medallion Financial Corp. (b)	23,897	227,738
MoneyLion, Inc. (a)	6,955	286,685
Navient Corp.	116,445	1,994,703
Nelnet, Inc. Class A	25,101	2,105,974
NerdWallet, Inc. (a)	54,974	645,945
Nicholas Financial, Inc. (a)(b)	2,497	18,353
OneMain Holdings, Inc.	162,344	6,867,151
Oportun Financial Corp. (a)	35,417	92,084
OppFi, Inc. Class A (a)	16,122	57,072
PRA Group, Inc. (a)	54,452	1,008,996
PROG Holdings, Inc. (a)	62,168	1,694,700
Regional Management Corp.	12,225	270,417
SLM Corp.	304,993	4,584,045
SoFi Technologies, Inc. (a)(b)	1,283,433	9,356,227
Synchrony Financial	563,542	18,236,219
Upstart Holdings, Inc. (a)(b)	97,609	2,612,017
World Acceptance Corp. (a)(b)	4,735	527,716
		301,453,358
Financial Services - 4.1%
A-Mark Precious Metals, Inc. (b)	23,360	669,498
Acacia Research Corp. (a)	66,678	242,708
Affirm Holdings, Inc. (a)(b)	289,822	9,972,775
Alerus Financial Corp.	23,428	428,030
Apollo Global Management, Inc.	589,143	54,201,156
AppTech Payments Corp. (a)(b)	13,412	22,130
AvidXchange Holdings, Inc. (a)	230,819	2,462,839
Berkshire Hathaway, Inc. Class B (a)	2,460,548	885,797,280
Block, Inc. Class A (a)	741,690	47,045,397
BM Technologies, Inc. (a)(b)	11,248	34,419
Cannae Holdings, Inc. (a)	93,731	1,683,409
Cantaloupe, Inc. (a)	74,380	525,867
Cass Information Systems, Inc.	16,602	686,493
Corebridge Financial, Inc. (b)	273,087	5,743,020
Enact Holdings, Inc.	42,381	1,174,378
Equitable Holdings, Inc.	439,840	13,498,690
Essent Group Ltd.	144,223	6,971,740
Euronet Worldwide, Inc. (a)	63,763	5,561,409
EVERTEC, Inc.	88,358	3,266,595
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	13,509	2,240,333
Fidelity National Information Services, Inc.	800,978	46,969,350
Finance of America Companies, Inc. (a)	52,939	48,561
Fiserv, Inc. (a)	822,669	107,448,798
FleetCor Technologies, Inc. (a)	99,759	23,992,040
FlexShopper, Inc. (a)	13,495	19,433
Flywire Corp. (a)	141,359	3,293,665
Global Payments, Inc.	351,028	40,873,700
Guild Holdings Co. Class A	17,396	207,882
i3 Verticals, Inc. Class A (a)	30,839	620,789
International Money Express, Inc. (a)	48,644	1,014,227
Jack Henry & Associates, Inc.	98,344	15,606,209
Jackson Financial, Inc. (b)	98,241	4,689,043
LM Funding America, Inc. (a)	13,321	4,196
loanDepot, Inc. (a)(b)	72,742	133,845
Marqeta, Inc. Class A (a)	587,882	3,733,051
MasterCard, Inc. Class A	1,122,596	464,563,903
Merchants Bancorp	35,618	1,198,546
MGIC Investment Corp.	380,072	6,685,466
Mr. Cooper Group, Inc. (a)	89,967	5,444,803
NCR Atleos Corp.	90,599	2,012,204
Newtekone, Inc. (b)	33,148	448,492
NMI Holdings, Inc. (a)	111,656	3,070,540
Ocwen Financial Corp. (a)	8,732	225,548
Paymentus Holdings, Inc. (a)(b)	25,007	431,871
Payoneer Global, Inc. (a)	354,548	1,836,559
PayPal Holdings, Inc. (a)	1,482,026	85,379,518
Paysign, Inc. (a)	38,595	90,698
PennyMac Financial Services, Inc.	39,020	3,035,366
Priority Technology Holdings, Inc. (a)	17,410	52,230
Radian Group, Inc.	212,294	5,458,079
Remitly Global, Inc. (a)	179,370	3,863,630
Repay Holdings Corp. (a)	98,590	739,425
Rocket Companies, Inc. (a)(b)	164,292	1,534,487
Ryvyl, Inc. (a)(b)	4,610	15,628
Security National Financial Corp. Class A	16,212	129,048
Shift4 Payments, Inc. (a)	76,291	5,021,474
SWK Holdings Corp. (a)	8,254	134,705
The OLB Group, Inc. (a)(b)	17,950	15,078
The Western Union Co.	504,659	5,869,184
Toast, Inc. (a)(b)	488,729	7,267,400
Usio, Inc. (a)	22,710	37,926
UWM Holdings Corp. Class A (b)	121,525	662,311
Velocity Financial, Inc. (a)	19,334	287,110
Visa, Inc. Class A (b)	2,168,252	556,546,923
Voya Financial, Inc.	142,524	10,191,891
Walker & Dunlop, Inc.	45,314	3,807,282
Waterstone Financial, Inc.	26,585	324,603
WEX, Inc. (a)	57,935	10,230,162
		2,477,495,045
Insurance - 2.3%
AFLAC, Inc.	728,856	60,283,680
Allstate Corp.	353,430	48,727,394
AMBAC Financial Group, Inc. (a)	61,564	908,069
American Coastal Insurance Cor (a)(b)	27,813	230,014
American Equity Investment Life Holding Co.	82,598	4,556,106
American Financial Group, Inc.	89,438	10,230,813
American International Group, Inc.	960,394	63,203,529
Amerisafe, Inc.	26,759	1,288,713
Aon PLC	273,709	89,910,669
Arch Capital Group Ltd. (a)	503,593	42,145,698
Arthur J. Gallagher & Co.	290,782	72,404,718
Assurant, Inc.	71,606	12,031,240
Assured Guaranty Ltd.	75,656	5,137,799
Atlantic American Corp.	6,710	13,017
Axis Capital Holdings Ltd.	105,070	5,919,644
Bright Health Group, Inc. (a)	3,947	25,498
Brighthouse Financial, Inc. (a)	88,839	4,622,293
Brown & Brown, Inc.	317,685	23,743,777
BRP Group, Inc. (a)	87,599	1,532,107
Chubb Ltd.	554,438	127,204,710
Cincinnati Financial Corp.	211,630	21,753,448
Citizens, Inc. Class A (a)(b)	57,006	188,120
CNA Financial Corp.	38,853	1,636,877
CNO Financial Group, Inc.	153,156	4,058,634
Crawford & Co.:
Class A	18,589	207,825
Class B	9,523	98,087
Donegal Group, Inc. Class A	23,254	330,904
eHealth, Inc. (a)	35,218	261,670
Employers Holdings, Inc.	35,573	1,362,802
Enstar Group Ltd. (a)	18,004	4,944,619
Erie Indemnity Co. Class A	33,760	9,980,806
Everest Re Group Ltd.	58,590	24,054,125
F&G Annuities & Life, Inc. (b)	24,306	991,928
FG Financial Group, Inc.	3,476	4,241
Fidelity National Financial, Inc.	348,371	15,620,956
First American Financial Corp.	139,112	8,291,075
Genworth Financial, Inc. Class A (a)	629,445	3,707,431
Globe Life, Inc.	116,654	14,363,607
GoHealth, Inc. (a)(b)	6,744	86,863
Goosehead Insurance (a)	32,301	2,367,017
Greenlight Capital Re, Ltd. (a)	37,416	414,569
Hagerty, Inc. Class A (a)	41,523	350,869
Hallmark Financial Services, Inc. (a)	1,983	2,975
Hanover Insurance Group, Inc.	48,217	5,993,373
Hartford Financial Services Group, Inc.	412,337	32,228,260
HCI Group, Inc. (b)	8,373	709,779
Heritage Insurance Holdings, Inc. (a)	25,515	224,277
Hippo Holdings, Inc. (a)(b)	19,472	166,486
Horace Mann Educators Corp.	57,188	1,913,510
Investors Title Co.	1,765	266,886
James River Group Holdings Ltd.	50,189	450,697
Kemper Corp. (b)	81,766	3,616,510
Kingstone Companies, Inc. (a)	12,782	32,722
Kingsway Financial Services, Inc. (a)	23,546	172,357
Kinsale Capital Group, Inc.	29,747	10,414,425
Lemonade, Inc. (a)(b)	84,656	1,495,872
Lincoln National Corp.	228,166	5,425,787
Loews Corp.	247,958	17,428,968
Maiden Holdings Ltd. (a)	112,692	201,719
Markel Group, Inc. (a)	17,892	25,748,198
Marpai, Inc. (a)(b)	3,633	7,484
Marsh & McLennan Companies, Inc.	665,974	132,808,535
MBIA, Inc. (a)	64,212	464,895
Mercury General Corp.	35,488	1,321,928
MetLife, Inc.	852,464	54,242,284
Midwest Holding, Inc. (a)(b)	3,303	86,572
National Western Life Group, Inc.	3,031	1,453,759
NI Holdings, Inc. (a)	8,444	112,474
Old Republic International Corp.	355,734	10,426,564
Oscar Health, Inc. (a)	190,412	1,618,502
Oxbridge Re Holdings Ltd. (a)	4,100	4,387
Palomar Holdings, Inc. (a)	33,938	1,985,712
Primerica, Inc.	48,220	10,102,572
Principal Financial Group, Inc.	300,128	22,158,450
ProAssurance Corp.	71,839	888,648
Progressive Corp.	790,239	129,622,903
Prudential Financial, Inc.	489,682	47,881,106
Reinsurance Group of America, Inc.	89,281	14,558,160
Reliance Global Group, Inc. (a)(b)	496	442
RenaissanceRe Holdings Ltd.	69,121	14,816,778
RLI Corp.	54,349	7,369,724
Root, Inc. (a)(b)	10,660	103,082
Ryan Specialty Group Holdings, Inc. (a)	135,435	6,212,403
Safety Insurance Group, Inc.	19,769	1,520,829
Selective Insurance Group, Inc.	81,978	8,336,343
Selectquote, Inc. (a)	190,732	240,322
Siriuspoint Ltd. (a)	118,964	1,270,536
Skyward Specialty Insurance Group, Inc.	43,883	1,434,974
Stewart Information Services Corp.	37,607	1,776,931
The Travelers Companies, Inc.	309,050	55,820,611
Tiptree, Inc.	29,121	542,815
Trupanion, Inc. (a)(b)	47,853	1,230,779
United Fire Group, Inc.	28,992	605,643
Universal Insurance Holdings, Inc.	36,423	617,734
Unum Group	247,795	10,655,185
W.R. Berkley Corp.	274,742	19,932,532
White Mountains Insurance Group Ltd.	3,441	5,271,337
Willis Towers Watson PLC	141,511	34,854,159
		1,398,046,856
Mortgage Real Estate Investment Trusts - 0.1%
Acres Commercial Realty Corp. (a)	9,778	73,433
AG Mortgage Investment Trust, Inc.	30,113	156,588
AGNC Investment Corp. (b)	816,924	7,205,270
Angel Oak Mortgage (REIT), Inc. (b)	28,732	297,376
Annaly Capital Management, Inc. (b)	669,560	12,098,949
Apollo Commercial Real Estate Finance, Inc.	176,848	1,906,421
Arbor Realty Trust, Inc. (b)	253,664	3,165,727
Ares Commercial Real Estate Corp.	73,492	738,595
Arlington Asset Investment Corp. (a)	38,317	179,707
Armour Residential REIT, Inc. (b)	63,847	1,123,707
Blackstone Mortgage Trust, Inc. (b)	234,336	5,197,572
BrightSpire Capital, Inc.	180,088	1,222,798
Cherry Hill Mortgage Investment Corp.	47,372	186,646
Chimera Investment Corp.	305,397	1,591,118
Claros Mortgage Trust, Inc. (b)	168,819	2,061,280
Dynex Capital, Inc.	70,832	810,318
Ellington Financial LLC (b)	93,027	1,209,351
Ellington Residential Mortgage REIT (b)	16,849	102,273
Franklin BSP Realty Trust, Inc. (b)	112,624	1,473,122
Granite Point Mortgage Trust, Inc.	67,054	368,797
Great Ajax Corp.	27,913	132,028
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	145,185	3,514,929
Invesco Mortgage Capital, Inc.	62,989	504,542
KKR Real Estate Finance Trust, Inc.	77,652	975,309
Ladder Capital Corp. Class A	158,697	1,778,993
Lument Finance Trust, Inc.	46,890	98,469
Manhattan Bridge Capital, Inc.	9,929	45,971
MFA Financial, Inc.	142,230	1,536,084
New York Mortgage Trust, Inc.	120,843	1,062,210
Nexpoint Real Estate Finance, Inc.	13,909	227,690
Orchid Island Capital, Inc. (b)	64,023	471,850
PennyMac Mortgage Investment Trust (b)	120,343	1,689,616
Ready Capital Corp.	219,523	2,243,525
Redwood Trust, Inc.	149,579	1,063,507
Rithm Capital Corp.	649,994	6,746,938
Sachem Capital Corp. (b)	56,721	212,704
Seven Hills Realty Trust	15,172	172,657
Starwood Property Trust, Inc. (b)	402,920	8,006,020
TPG RE Finance Trust, Inc.	81,163	479,673
Two Harbors Investment Corp.	131,904	1,828,189
Western Asset Mortgage Capital Corp.	7,645	64,371
		74,024,323
TOTAL FINANCIALS		8,069,897,715
HEALTH CARE - 12.5%
Biotechnology - 2.4%
180 Life Sciences Corp. (a)	1,424	386
2seventy bio, Inc. (a)(b)	67,348	123,247
4D Molecular Therapeutics, Inc. (a)	42,706	543,220
89Bio, Inc. (a)	87,427	702,913
Aadi Bioscience, Inc. (a)(b)	23,150	121,769
AbbVie, Inc.	2,382,553	339,251,722
Abeona Therapeutics, Inc. (a)	25,914	124,387
Absci Corp. (a)	77,167	128,869
ACADIA Pharmaceuticals, Inc. (a)	162,686	3,624,644
Acelyrin, Inc.	40,791	274,116
Aceragen, Inc. (a)(b)(c)	3,176	1,222
Achieve Life Sciences, Inc. (a)(b)	21,659	125,406
Acorda Therapeutics, Inc. (a)(b)	1,423	14,572
Acrivon Therapeutics, Inc. (b)	13,764	55,744
Actinium Pharmaceuticals, Inc. (a)(b)	33,828	154,932
Acumen Pharmaceuticals, Inc. (a)(b)	33,184	79,642
Acurx Pharmaceuticals, Inc. (a)(b)	16,926	59,580
Adicet Bio, Inc. (a)	39,267	46,335
Aditxt, Inc. (a)	19	75
ADMA Biologics, Inc. (a)	292,289	1,081,469
Adverum Biotechnologies, Inc. (a)	122,014	98,673
Aeon Biopharma, Inc. (a)	24,993	142,210
Aerovate Therapeutics, Inc. (a)	19,061	299,448
Aevi Genomic Medicine, Inc. rights (a)(c)	12,284	0
Agenus, Inc. (a)	432,274	335,920
AgeX Therapeutics, Inc. (a)(b)	10,213	3,748
Agios Pharmaceuticals, Inc. (a)	72,553	1,612,853
Aileron Therapeutics, Inc. (a)	3,481	7,380
AIM ImmunoTech, Inc. (a)(b)	48,657	22,869
Akebia Therapeutics, Inc. (a)(b)	238,523	252,834
Akero Therapeutics, Inc. (a)	75,456	1,263,133
Alaunos Therapeutics, Inc. (a)(b)	312,351	20,678
Aldeyra Therapeutics, Inc. (a)(b)	62,893	174,214
Alector, Inc. (a)	84,189	456,304
Aligos Therapeutics, Inc. (a)	29,379	20,565
Alkermes PLC (a)	225,285	5,438,380
Allakos, Inc. (a)	94,900	210,678
Allogene Therapeutics, Inc. (a)	143,779	337,881
Allovir, Inc. (a)(b)	76,175	143,209
Alnylam Pharmaceuticals, Inc. (a)	168,917	28,420,285
Alpine Immune Sciences, Inc. (a)	40,531	628,231
Altimmune, Inc. (a)(b)	74,167	234,368
ALX Oncology Holdings, Inc. (a)(b)	26,440	207,290
Alzamend Neuro, Inc. (a)(b)	5,878	7,112
Amgen, Inc.	721,996	194,679,001
Amicus Therapeutics, Inc. (a)	349,714	3,853,848
AnaptysBio, Inc. (a)	25,742	363,992
Anavex Life Sciences Corp. (a)(b)	105,394	759,891
Anika Therapeutics, Inc. (a)	19,216	421,023
Anixa Biosciences, Inc. (a)	38,008	126,947
Annexon, Inc. (a)	57,401	142,928
Annovis Bio, Inc. (a)(b)	7,031	59,693
Apellis Pharmaceuticals, Inc. (a)	136,981	7,379,166
Apogee Therapeutics, Inc.	27,523	536,974
Applied Molecular Transport, Inc. (a)(b)	16,796	3,292
Applied Therapeutics, Inc. (a)	63,056	133,048
Aprea Therapeutics, Inc. (a)(b)	1,100	4,268
Aptevo Therapeutics, Inc. (a)	4,235	792
AquaBounty Technologies, Inc. (a)(b)	2,633	4,502
Aravive, Inc. (a)(b)	41,978	6,129
Arbutus Biopharma Corp. (a)(b)	155,373	318,515
ARCA Biopharma, Inc. (a)(b)	14,897	27,113
Arcellx, Inc. (a)	42,306	2,222,334
Arcturus Therapeutics Holdings, Inc. (a)	31,643	757,533
Arcus Biosciences, Inc. (a)	71,827	1,081,715
Arcutis Biotherapeutics, Inc. (a)(b)	64,977	119,558
Ardelyx, Inc. (a)(b)	298,404	1,345,802
Armata Pharmaceuticals, Inc. (a)(b)	16,907	37,026
Arrowhead Pharmaceuticals, Inc. (a)	145,638	3,087,526
Ars Pharmaceuticals, Inc. (a)(b)	72,406	349,721
Assembly Biosciences, Inc. (a)	53,532	37,478
Astria Therapeutics, Inc. (a)	30,095	139,942
Atara Biotherapeutics, Inc. (a)(b)	139,775	92,252
Atossa Therapeutics, Inc. (a)(b)	142,167	105,644
Atreca, Inc. (a)(b)	31,977	7,025
aTyr Pharma, Inc. (a)	65,905	85,677
Aura Biosciences, Inc. (a)	30,773	246,799
Avalo Therapeutics, Inc. (a)(b)	13,178	921
Avid Bioservices, Inc. (a)	82,270	418,754
Avidity Biosciences, Inc. (a)	89,810	701,416
Avita Medical, Inc. (a)	33,823	360,553
AVROBIO, Inc. (a)	42,141	55,626
Beam Therapeutics, Inc. (a)(b)	93,179	2,616,466
Benitec Biopharma, Inc. (a)	328	1,059
Bio-Path Holdings, Inc. (a)(b)	9,683	5,422
bioAffinity Technologies, Inc. (a)	3,018	4,980
BioAtla, Inc. (a)(b)	47,675	84,385
BioCardia, Inc. (a)(b)	14,311	8,890
BioCryst Pharmaceuticals, Inc. (a)	255,480	1,502,222
Biogen, Inc. (a)	195,492	45,760,767
Biohaven Ltd. (a)	88,568	2,951,086
BioMarin Pharmaceutical, Inc. (a)	254,250	23,157,090
Biomea Fusion, Inc. (a)	32,518	490,046
Biora Therapeutics, Inc. (a)(b)	11,657	14,455
BioRestorative Therapies, Inc. (a)	1,385	2,590
BioVie, Inc. (a)(b)	14,488	26,078
BioXcel Therapeutics, Inc. (a)(b)	25,761	97,892
Black Diamond Therapeutics, Inc. (a)(b)	42,356	99,113
Blue Water Biotech, Inc. (a)	6,658	1,597
bluebird bio, Inc. (a)(b)	138,340	528,459
Blueprint Medicines Corp. (a)	82,327	5,733,252
Bolt Biotherapeutics, Inc. (a)(b)	26,112	22,274
BrainStorm Cell Therpeutic, Inc. (a)(b)	35,086	9,789
BridgeBio Pharma, Inc. (a)	162,768	4,673,069
C4 Therapeutics, Inc. (a)	53,346	86,954
Cabaletta Bio, Inc. (a)	47,331	759,663
Candel Therapeutics, Inc. (a)	11,830	10,635
Capricor Therapeutics, Inc. (a)(b)	37,687	111,930
Cardiff Oncology, Inc. (a)(b)	48,440	59,581
Cardio Diagnostics Holdings, Inc. (a)(b)	10,545	21,512
CareDx, Inc. (a)	71,922	698,363
Caribou Biosciences, Inc. (a)(b)	95,194	558,789
Carisma Therapeutics, Inc. (b)	35,029	84,070
Carisma Therapeutics, Inc. rights (a)(c)	236,808	2
Cartesian Therapeutics, Inc. (a)(b)	145,588	196,544
Catalyst Pharmaceutical Partners, Inc. (a)	137,025	1,977,271
Cel-Sci Corp. (a)(b)	69,304	155,934
Celcuity, Inc. (a)(b)	17,198	252,295
Celldex Therapeutics, Inc. (a)	74,090	2,238,259
Cellectar Biosciences, Inc. (a)(b)	8,492	20,975
Celularity, Inc. Class A (a)	113,406	24,155
Century Therapeutics, Inc. (a)	25,475	34,901
Cerevel Therapeutics Holdings (a)	118,846	3,081,677
Cervomed, Inc. (a)(b)	1,105	10,895
Checkpoint Therapeutics, Inc. (a)(b)	21,407	56,943
Chimerix, Inc. (a)	110,664	107,632
Chinook Therapeutics, Inc. rights (a)(c)	8,006	0
Cibus, Inc. (a)	20,852	262,110
Cidara Therapeutics, Inc. (a)	116,708	82,793
Clene, Inc. (a)	34,189	14,975
Coeptis Therapeutics Holdings (a)	13,830	16,181
Cogent Biosciences, Inc. (a)	105,384	808,295
Cogent Biosciences, Inc. rights (a)(c)	4,804	0
Coherus BioSciences, Inc. (a)(b)	116,282	247,681
Compass Therapeutics, Inc. (a)	126,593	208,878
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	4,480	29,971
Corvus Pharmaceuticals, Inc. (a)(b)	47,717	73,007
Coya Therapeutics, Inc. (b)	10,026	53,439
Creative Medical Technology Holdings, Inc. (a)(b)	725	3,292
Crinetics Pharmaceuticals, Inc. (a)	78,533	2,496,564
CRISPR Therapeutics AG (a)(b)	107,420	7,168,137
Cue Biopharma, Inc. (a)(b)	53,948	134,870
Cullinan Oncology, Inc. (a)	49,480	405,241
Curis, Inc. (a)(b)	5,151	73,711
Cyclacel Pharmaceuticals, Inc. (a)(b)	8,512	2,554
Cyclerion Therapeutics, Inc. (a)	2,325	5,022
Cyclo Therapeutics, Inc. (a)(b)	8,546	12,306
Cyteir Therapeutics, Inc. (a)	26,831	81,298
Cytokinetics, Inc. (a)(b)	128,958	4,317,514
CytomX Therapeutics, Inc. (a)(b)	80,424	111,789
Day One Biopharmaceuticals, Inc. (a)	78,058	903,912
Deciphera Pharmaceuticals, Inc. (a)	74,670	941,589
Denali Therapeutics, Inc. (a)	168,756	3,125,361
DermTech, Inc. (a)(b)	31,870	51,311
Design Therapeutics, Inc. (a)	36,855	88,452
DiaMedica Therapeutics, Inc. (a)	22,138	54,017
Dianthus Therapeutics, Inc. (a)	2,989	33,417
Dianthus Therapeutics, Inc. rights (a)(c)	47,835	0
Disc Medicine, Inc. (a)	16,310	899,986
Disc Medicine, Inc. rights (a)(c)	29,602	0
Dominari Holdings, Inc. (a)(b)	4,839	11,033
Dyadic International, Inc. (a)	19,723	33,332
Dynavax Technologies Corp. (a)(b)	176,180	2,413,666
Dyne Therapeutics, Inc. (a)	51,040	565,523
Eagle Pharmaceuticals, Inc. (a)	14,113	82,561
Edesa Biotech, Inc. (a)	2,079	6,923
Editas Medicine, Inc. (a)(b)	111,495	1,174,042
Effector Therapeutics, Inc. Class A (a)	10,545	5,593
Eiger Biopharmaceuticals, Inc. (a)(b)	50,405	17,143
Eledon Pharmaceuticals, Inc. (a)	16,812	19,334
Elevation Oncology, Inc. (a)	18,260	9,714
Elicio Therapeutics, Inc. (a)(b)	3,706	22,792
Eliem Therapeutics, Inc. (a)(b)	7,219	18,336
Elutia, Inc. (a)(b)	3,435	6,320
Emergent BioSolutions, Inc. (a)	72,556	155,270
Enanta Pharmaceuticals, Inc. (a)	26,244	245,119
Ensysce Biosciences, Inc. (a)	92	105
Entrada Therapeutics, Inc. (a)(b)	25,066	325,106
Equillium, Inc. (a)(b)	16,678	9,672
Erasca, Inc. (a)	102,748	174,672
Eterna Therapeutics, Inc. (a)(b)	3,129	2,910
Evelo Biosciences, Inc. (a)(b)	9,054	3,623
Exact Sciences Corp. (a)	244,075	15,620,800
Exagen, Inc. (a)	10,962	20,609
Exelixis, Inc. (a)	430,713	9,393,851
Exicure, Inc. (a)	2,072	1,001
F-star Therapeutics, Inc.:
rights (a)(c)	1,555	0
rights (a)(c)	1,555	0
Fate Therapeutics, Inc. (a)	113,114	281,654
FibroGen, Inc. (a)(b)	117,753	65,047
Finch Therapeutics Group, Inc. (a)	233	1,002
First Wave BioPharma, Inc. (a)(b)	1,127	310
Foghorn Therapeutics, Inc. (a)	24,757	105,217
Forte Biosciences, Inc. (a)	10,770	5,105
Fortress Biotech, Inc. (a)(b)	7,239	14,333
Fresh Tracks Therapeutics, Inc. (a)(b)	2,328	1,967
G1 Therapeutics, Inc. (a)(b)	57,735	108,542
Gain Therapeutics, Inc. (a)	12,496	26,741
Galectin Therapeutics, Inc. (a)(b)	55,737	108,687
Galecto, Inc. (a)(b)	21,384	13,472
Galera Therapeutics, Inc. (a)(b)	42,334	6,033
Genelux Corp. (b)	26,361	313,696
Generation Bio Co. (a)	65,732	74,277
Genprex, Inc. (a)	54,497	13,188
GeoVax Labs, Inc. (a)(b)	31,078	13,317
Geron Corp. (a)	622,476	1,201,379
Gilead Sciences, Inc.	1,682,073	128,846,792
GlycoMimetics, Inc. (a)	64,457	105,709
Gossamer Bio, Inc. (a)	290,189	226,986
Graphite Bio, Inc. (a)	32,707	74,245
Greenwich Lifesciences, Inc. (a)(b)	4,204	49,187
Gri Bio, Inc. (a)	115	72
Gritstone Bio, Inc. (a)	107,467	139,707
Gt Biopharma, Inc. (a)	34,566	7,605
Gyre Therapeutics, Inc. (a)(b)	2,300	54,096
Gyre Therapeutics, Inc. rights (a)(c)	34,507	0
Halozyme Therapeutics, Inc. (a)	178,663	6,898,178
Harpoon Therapeutics, Inc. (a)(b)	2,486	26,352
HCW Biologics, Inc. (a)	7,752	8,915
Heron Therapeutics, Inc. (a)(b)	177,375	218,171
HilleVax, Inc. (a)	22,996	315,275
Homology Medicines, Inc. (a)	47,190	25,058
Hookipa Pharma, Inc. (a)	47,681	27,130
Humacyte, Inc. Class A (a)(b)	85,274	225,976
iBio, Inc. (a)(b)	474	1,550
Icosavax, Inc. (a)(b)	49,221	498,117
Ideaya Biosciences, Inc. (a)(b)	78,695	2,474,958
IGM Biosciences, Inc. (a)	18,727	126,220
Immix Biopharma, Inc. (a)	10,505	53,681
Immucell Corp. (a)	7,193	32,656
Immuneering Corp. (a)	26,646	174,798
Immunic, Inc. (a)(b)	52,657	62,662
ImmunityBio, Inc. (a)(b)	195,972	721,177
ImmunoGen, Inc. (a)	306,259	8,988,702
Immunome, Inc. (a)(b)	13,856	103,366
Immunovant, Inc. (a)	75,586	2,957,680
Impel Pharmaceuticals, Inc. (a)(b)	12,661	5,311
Imunon, Inc. (a)	5,191	4,672
In8bio, Inc. (a)	20,916	17,360
Incyte Corp. (a)	251,497	13,666,347
Indaptus Therapeutics, Inc. (a)(b)	9,314	20,957
Inhibikase Therapeutics, Inc. (a)(b)	3,236	3,034
Inhibrx, Inc. (a)	34,353	713,512
Inmune Bio, Inc. (a)(b)	14,702	138,934
Inovio Pharmaceuticals, Inc. (a)(b)	368,350	145,204
Inozyme Pharma, Inc. (a)(b)	54,353	209,259
Insmed, Inc. (a)	195,812	4,899,216
Instil Bio, Inc. (a)	75,064	25,432
Intellia Therapeutics, Inc. (a)	118,225	3,503,007
Invivyd, Inc. (a)	66,767	102,154
Ionis Pharmaceuticals, Inc. (a)	194,242	9,609,152
Iovance Biotherapeutics, Inc. (a)	291,128	1,767,147
Ironwood Pharmaceuticals, Inc. Class A (a)	186,806	1,849,379
iTeos Therapeutics, Inc. (a)	40,119	375,514
Janux Therapeutics, Inc. (a)	24,156	210,882
Jasper Therapeutics, Inc. (a)	129,357	79,542
Kala Bio, Inc. (a)(b)	2,514	15,210
Kalvista Pharmaceuticals, Inc. (a)	29,788	251,411
Karuna Therapeutics, Inc. (a)	48,362	9,247,298
Karyopharm Therapeutics, Inc. (a)(b)	137,587	105,942
Keros Therapeutics, Inc. (a)	32,293	979,770
Kezar Life Sciences, Inc. (a)	92,009	77,067
Kineta, Inc.	1,656	6,574
Kineta, Inc. rights (a)(c)	24,450	0
Kiniksa Pharmaceuticals Ltd. (a)	42,417	685,883
Kinnate Biopharma, Inc. (a)	19,544	44,365
Kintara Therapeutics, Inc. (a)(b)	1,860	632
Kodiak Sciences, Inc. (a)	43,187	104,513
Korro Bio, Inc. (a)(b)	884	37,048
Korro Bio, Inc. rights (a)(c)	44,231	0
Kronos Bio, Inc. (a)(b)	53,162	63,263
Krystal Biotech, Inc. (a)	32,531	3,390,706
Kura Oncology, Inc. (a)	101,278	979,358
Kymera Therapeutics, Inc. (a)	55,072	1,143,295
Lantern Pharma, Inc. (a)	7,922	31,292
Larimar Therapeutics, Inc. (a)	47,359	162,441
Leap Therapeutics, Inc. (a)(b)	14,345	32,276
Lexicon Pharmaceuticals, Inc. (a)(b)	174,061	184,505
Lineage Cell Therapeutics, Inc. (a)(b)	218,613	214,678
Lisata Therapeutics, Inc. (a)	3,452	7,612
Longeveron, Inc. (a)(b)	6,405	12,554
Lumos Pharma, Inc. (a)	5,367	15,350
Lyell Immunopharma, Inc. (a)	225,781	390,601
Macrogenics, Inc. (a)	85,712	703,696
Madrigal Pharmaceuticals, Inc. (a)(b)	21,152	4,300,202
Maia Biotechnology, Inc. (a)	1,049	1,049
MannKind Corp. (a)	370,998	1,343,013
Marker Therapeutics, Inc. (a)	5,604	15,467
Matinas BioPharma Holdings, Inc. (a)(b)	258,904	54,344
MediciNova, Inc. (a)(b)	59,015	106,817
Medipacific, Inc. rights (a)(c)	30,820	0
MEI Pharma, Inc. (b)	6,566	40,315
Merrimack Pharmaceuticals, Inc. (a)	18,488	233,319
Mersana Therapeutics, Inc. (a)	146,396	241,553
MiMedx Group, Inc. (a)	159,415	1,238,655
Mineralys Therapeutics, Inc. (b)	17,621	117,356
Minerva Neurosciences, Inc. (a)	6,528	51,245
MiNK Therapeutics, Inc. (a)(b)	11,662	12,245
Mirati Therapeutics, Inc. (a)	84,499	4,795,318
Mirum Pharmaceuticals, Inc. (a)(b)	43,081	1,381,608
Moderna, Inc. (a)	447,266	34,752,568
Molecular Templates, Inc. (a)(b)	3,156	15,401
Moleculin Biotech, Inc. (a)	33,890	20,290
Monopar Therapeutics, Inc. (a)	4,737	1,421
Monte Rosa Therapeutics, Inc. (a)	42,473	131,666
Morphic Holding, Inc. (a)	54,078	1,281,649
Mural Oncology PLC	22,528	81,326
Mustang Bio, Inc. (a)(b)	5,569	8,019
Myriad Genetics, Inc. (a)	109,803	2,096,139
NanoViricides, Inc. (a)(b)	15,314	17,611
Natera, Inc. (a)	145,628	8,147,887
Neoleukin Therapeutics, Inc. (a)	7,393	25,580
Neubase Therapeutics, Inc. (a)	1,425	1,406
Neurobo Pharmaceuticals, Inc. rights (a)(c)	159	0
Neurocrine Biosciences, Inc. (a)	132,128	15,404,804
Neximmune, Inc. (a)(b)	263	650
NextCure, Inc. (a)	24,411	28,805
Nighthawk Biosciences, Inc. (a)(b)	29,127	10,194
Nkarta, Inc. (a)(b)	39,448	104,143
Novavax, Inc. (a)(b)	123,073	676,902
Nurix Therapeutics, Inc. (a)(b)	59,700	371,334
Nuvalent, Inc. Class A (a)	42,904	2,804,634
Nuvectis Pharma, Inc. (a)(b)	8,479	72,072
Ocean Biomedical, Inc. Class A (a)	13,056	10,346
Ocugen, Inc. (a)(b)	271,815	105,111
Olema Pharmaceuticals, Inc. (a)	51,635	720,308
Omega Therapeutics, Inc. (a)	27,264	62,435
Omniab, Inc. (c)	7,074	28,367
Omniab, Inc. (c)	7,074	26,881
OncoCyte Corp. (a)(b)	6,329	24,050
Oncternal Therapeutics, Inc. (a)	60,386	22,222
Oncternal Therapeutics, Inc. rights (a)(c)	780	0
OpGen, Inc. (a)	2,732	1,165
Oragenics, Inc. (a)(b)	2,012	7,203
Organogenesis Holdings, Inc. Class A (a)	95,517	243,568
Organovo Holdings, Inc. (a)(b)	6,277	7,344
Orgenesis, Inc. (a)(b)	28,411	13,115
ORIC Pharmaceuticals, Inc. (a)(b)	50,678	400,356
Outlook Therapeutics, Inc. (a)	164,552	78,985
Ovid Therapeutics, Inc. (a)	73,500	218,663
Palatin Technologies, Inc. (a)	9,400	18,800
Pasithea Therapeutics Corp. (a)	7,664	2,498
Passage Bio, Inc. (a)	38,362	24,210
PDL BioPharma, Inc. (a)(c)	91,243	14,832
PDS Biotechnology Corp. (a)(b)	41,270	217,080
PepGen, Inc. (a)	11,892	58,271
Perspective Therapeutics, Inc. (a)(b)	365,428	93,184
PharmaCyte Biotech, Inc. (a)(b)	22,075	50,331
Phio Pharmaceuticals Corp. (a)	463	509
Pieris Pharmaceuticals, Inc. (a)	75,568	15,439
Plus Therapeutics, Inc. (a)	1,244	2,115
PMV Pharmaceuticals, Inc. (a)	54,945	125,824
Point Biopharma Global, Inc. (a)	121,036	1,646,090
Poseida Therapeutics, Inc. (a)	86,640	231,329
Praxis Precision Medicines, Inc. (a)	10,650	193,830
Precigen, Inc. (a)(b)	197,496	221,196
Precision BioSciences, Inc. (a)	116,920	41,518
Prelude Therapeutics, Inc. (a)	14,590	48,293
Prime Medicine, Inc. (a)(b)	52,698	382,587
ProKidney Corp. (a)(b)	45,003	75,605
Protagenic Therapeutics, Inc. (a)	3,289	2,467
Protagonist Therapeutics, Inc. (a)	77,712	1,415,136
Protara Therapeutics, Inc. (a)	13,148	19,065
Prothena Corp. PLC (a)	53,065	1,728,858
PTC Therapeutics, Inc. (a)	102,700	2,364,154
Puma Biotechnology, Inc. (a)	56,764	221,380
Pyxis Oncology, Inc. (a)	31,839	50,624
Qualigen Therapeutics, Inc. (a)	2,925	2,162
Quince Therapeutics, Inc. (a)(b)	18,841	16,768
Rallybio Corp. (a)(b)	26,662	50,924
RAPT Therapeutics, Inc. (a)	39,829	578,317
Recursion Pharmaceuticals, Inc. (a)(b)	212,066	1,452,652
Regeneron Pharmaceuticals, Inc. (a)	144,093	118,705,254
REGENXBIO, Inc. (a)	55,625	1,085,800
Regulus Therapeutics, Inc. (a)(b)	15,178	20,035
Relay Therapeutics, Inc. (a)(b)	126,615	1,001,525
Reneo Pharmaceuticals, Inc. (a)(b)	25,468	161,467
Renovaro Biosciences, Inc. (a)	41,120	136,930
RenovoRx, Inc. (a)	6,849	4,383
Repligen Corp. (a)	70,057	11,016,463
Replimune Group, Inc. (a)	72,579	811,433
Revolution Medicines, Inc. (a)	175,049	4,083,893
Rezolute, Inc. (a)	36,773	28,389
Rhythm Pharmaceuticals, Inc. (a)(b)	65,236	2,180,839
Rigel Pharmaceuticals, Inc. (a)	233,235	265,888
Rocket Pharmaceuticals, Inc. (a)	83,713	1,953,024
Roivant Sciences Ltd. (a)	437,706	4,184,469
S.A.B. Biotherapeutics, Inc. (a)(b)	35,086	34,104
Sage Therapeutics, Inc. (a)	72,655	1,422,585
Sagimet Biosciences, Inc. (b)	6,016	22,981
Salarius Pharmaceuticals, Inc. (a)	2,468	1,752
Salarius Pharmaceuticals, Inc. warrants 1/20/25 (a)	2,725	0
Sana Biotechnology, Inc. (a)(b)	130,584	530,171
Sangamo Therapeutics, Inc. (a)	216,896	93,265
Sarepta Therapeutics, Inc. (a)	126,209	10,258,268
Savara, Inc. (a)	131,708	507,076
Scholar Rock Holding Corp. (a)(b)	51,421	647,390
Seagen, Inc. (a)	190,001	40,510,113
Sellas Life Sciences Group, Inc. (a)(b)	25,074	26,077
Sensei Biotherapeutics, Inc. (a)(b)	17,480	12,586
Senti Biosciences, Inc. (a)(b)	24,394	10,492
Sera Prognostics, Inc. (a)	20,060	38,916
Seres Therapeutics, Inc. (a)	121,741	126,611
Shattuck Labs, Inc. (a)	45,417	89,017
Silo Pharma, Inc. (a)(b)	996	1,524
Societal Cdmo, Inc. (a)	89,351	33,069
Soleno Therapeutics, Inc. (a)	6,196	184,393
Solid Biosciences, Inc. (a)	7,794	21,979
Soligenix, Inc. (a)(b)	2,662	2,609
Sonnet Biotherapeutics Holding (a)(b)	1,278	1,776
Spectrum Pharmaceuticals, Inc. rights (a)(c)	247,249	2
Spero Therapeutics, Inc. (a)	59,965	68,360
SpringWorks Therapeutics, Inc. (a)(b)	72,804	2,212,514
Spruce Biosciences, Inc. (a)	24,008	33,611
Spyre Therapeutics, Inc. (a)(b)	2,967	55,364
Spyre Therapeutics, Inc. rights (a)(c)	74,199	1
Stoke Therapeutics, Inc. (a)(b)	38,890	147,393
Summit Therapeutics, Inc. (a)(b)	163,880	332,676
Surface Oncology, Inc. rights (a)(c)	58,553	1
Surrozen, Inc. (a)	21,025	10,092
Sutro Biopharma, Inc. (a)	73,569	192,015
Synaptogenix, Inc. (a)(b)	7,226	1,872
Syndax Pharmaceuticals, Inc. (a)	90,760	1,510,700
Synlogic, Inc. (a)	3,508	8,770
Syros Pharmaceuticals, Inc. (a)(b)	15,844	43,571
T2 Biosystems, Inc. (a)(b)	3,115	11,027
Tango Therapeutics, Inc. (a)(b)	66,173	502,915
Taysha Gene Therapies, Inc. (a)	49,722	87,511
Tempest Therapeutics, Inc. (a)(b)	10,597	37,248
Tenax Therapeutics, Inc. (a)	966	337
Tenaya Therapeutics, Inc. (a)	60,161	113,103
TG Therapeutics, Inc. (a)(b)	192,149	2,461,429
Theriva Biologics, Inc. (a)(b)	14,857	8,899
TONIX Pharmaceuticals Holding (a)(b)	9,136	4,732
Tourmaline Bio, Inc.	2,595	48,656
TRACON Pharmaceuticals, Inc. (a)(b)	21,595	4,416
TransCode Therapeutics, Inc. (a)	198	49
Travere Therapeutics, Inc. (a)	93,480	587,054
Trevena, Inc. (a)(b)	7,358	4,334
TScan Therapeutics, Inc. (a)(b)	50,129	327,342
Turnstone Biologics Corp.	7,336	15,992
Twist Bioscience Corp. (a)(b)	77,332	1,859,835
Tyra Biosciences, Inc. (a)(b)	18,351	214,890
Ultragenyx Pharmaceutical, Inc. (a)	107,541	4,177,968
uniQure B.V. (a)(b)	63,386	429,757
United Therapeutics Corp. (a)	63,458	15,229,920
UNITY Biotechnology, Inc. (a)(b)	13,925	26,736
Vaccinex, Inc. (a)(b)	1,773	1,328
Vanda Pharmaceuticals, Inc. (a)	74,621	277,590
Vaxart, Inc. (a)(b)	196,527	140,517
Vaxcyte, Inc. (a)	116,116	6,011,325
Vaxxinity, Inc. Class A (a)(b)	49,604	42,074
VBI Vaccines, Inc. (a)(b)	9,105	5,601
Vera Therapeutics, Inc. (a)	49,048	664,600
Veracyte, Inc. (a)	97,306	2,491,034
Verastem, Inc. (a)(b)	28,753	198,108
Vericel Corp. (a)	63,789	2,267,061
Vertex Pharmaceuticals, Inc. (a)	348,420	123,622,900
Verve Therapeutics, Inc. (a)(b)	62,377	703,613
Vigil Neuroscience, Inc. (a)	15,482	49,233
Viking Therapeutics, Inc. (a)	135,200	1,652,144
Vincerx Pharma, Inc. (a)	16,229	10,549
Vir Biotechnology, Inc. (a)	117,141	1,111,668
Viracta Therapeutics, Inc. (a)	28,467	13,863
Viridian Therapeutics, Inc. (a)(b)	55,851	934,946
Viridian Therapeutics, Inc. rights (a)(c)	33,262	0
Virios Therapeutics, Inc. (a)(b)	26,275	14,950
VistaGen Therapeutics, Inc. (a)	13,932	50,016
Vor Biopharma, Inc. (a)(b)	43,238	79,990
Voyager Therapeutics, Inc. (a)	43,633	316,776
vTv Therapeutics, Inc. Class A (a)(b)	797	11,389
Werewolf Therapeutics, Inc. (a)(b)	18,213	44,622
Windtree Therapeutics, Inc. (a)	168	195
X4 Pharmaceuticals, Inc. (a)	185,713	144,856
Xbiotech, Inc. (a)(b)	21,760	85,299
Xencor, Inc. (a)	79,911	1,465,568
Xenetic Biosciences, Inc. (a)	714	2,349
Xilio Therapeutics, Inc. (a)	9,535	9,058
XOMA Corp. (a)(b)	10,782	160,005
Y-mAbs Therapeutics, Inc. (a)	42,815	265,881
Yield10 Bioscience, Inc. (a)(b)	5,106	1,379
Zentalis Pharmaceuticals, Inc. (a)	74,874	842,333
Zura Bio Ltd. Class A (a)(b)	12,765	61,910
		1,438,411,506
Health Care Equipment & Supplies - 2.4%
Abbott Laboratories	2,342,247	244,272,940
Accelerate Diagnostics, Inc. (a)(b)	7,524	32,504
Accuray, Inc. (a)(b)	127,599	333,033
Acutus Medical, Inc. (a)(b)	25,878	6,213
Aethlon Medical, Inc. (a)	1,575	3,024
Align Technology, Inc. (a)	96,067	20,539,125
Alphatec Holdings, Inc. (a)	129,037	1,531,669
Angiodynamics, Inc. (a)	51,873	338,731
Apyx Medical Corp. (a)(b)	40,265	95,025
Artivion, Inc. (a)	53,329	946,056
Asensus Surgical, Inc. (a)(b)	331,322	85,713
Aspira Women's Health, Inc. (a)(b)	10,213	32,477
Atricure, Inc. (a)	63,313	2,246,345
Atrion Corp. (b)	1,774	547,013
Avanos Medical, Inc. (a)	64,264	1,384,889
Avinger, Inc. (a)	307	896
AxoGen, Inc. (a)	55,600	364,180
Axonics Modulation Technologies, Inc. (a)	68,645	3,843,434
Baxter International, Inc.	683,934	24,676,339
Becton, Dickinson & Co.	391,550	92,476,279
Beyond Air, Inc. (a)(b)	31,818	50,272
BioLase Technology, Inc. (a)	68	74
Biomerica, Inc. (a)(b)	14,116	12,987
BioSig Technologies, Inc. (a)(b)	75,010	19,525
Bioventus, Inc. (a)(b)	38,883	155,532
Bluejay Diagnostics, Inc. (a)(b)	421	1,347
Boston Scientific Corp. (a)	1,976,110	110,444,788
Butterfly Network, Inc. Class A (a)(b)	195,948	186,601
Catheter Precision, Inc. (a)(b)	480	240
Cerus Corp. (a)	242,376	390,225
ClearPoint Neuro, Inc. (a)(b)	32,603	187,793
Co.-Diagnostics, Inc. (a)(b)	42,475	50,121
CONMED Corp. (b)	41,660	4,468,868
Cue Health, Inc. (a)	120,599	41,968
Cutera, Inc. (a)(b)	24,132	41,024
CVRx, Inc. (a)	15,952	326,537
CytoSorbents Corp. (a)(b)	49,678	59,614
Delcath Systems, Inc. (a)	22,361	61,493
Dentsply Sirona, Inc.	285,698	9,070,912
DexCom, Inc. (a)	523,740	60,502,445
Eargo, Inc. (a)	2,704	7,057
Edwards Lifesciences Corp. (a)	820,439	55,551,925
Ekso Bionics Holdings, Inc. (a)(b)	11,780	20,615
electroCore, Inc. (a)	4,747	26,678
Electromed, Inc. (a)(b)	8,530	87,688
Embecta Corp.	77,810	1,427,035
ENDRA Life Sciences, Inc. (a)(b)	4,655	4,552
Enovis Corp. (a)	67,288	3,328,064
Envista Holdings Corp. (a)	221,758	5,031,689
Envveno Medical Corp. (a)	8,634	29,874
Femasys, Inc. (a)	19,450	18,520
Fonar Corp. (a)	7,338	139,642
GE Healthcare Holding LLC	527,888	36,139,212
Glaukos Corp. (a)	65,937	4,212,715
Globus Medical, Inc. (a)	158,483	7,119,056
Haemonetics Corp. (a)	68,544	5,543,153
Heartbeam, Inc. (a)	30,674	44,477
Helius Medical Technologies, Inc. (U.S.) (a)(b)	434	2,691
Hologic, Inc. (a)	330,502	23,564,793
Hyperfine, Inc. (a)(b)	58,309	74,636
ICU Medical, Inc. (a)	27,612	2,423,229
IDEXX Laboratories, Inc. (a)	112,013	52,177,896
Impact Biomedical, Inc. (c)	320,176	3
Inari Medical, Inc. (a)	69,202	4,130,667
Inogen, Inc. (a)	32,002	186,252
Inspire Medical Systems, Inc. (a)	39,621	5,757,328
Insulet Corp. (a)	94,329	17,836,671
Integer Holdings Corp. (a)	45,183	3,940,861
Integra LifeSciences Holdings Corp. (a)	95,266	3,733,475
Intuitive Surgical, Inc. (a)	474,291	147,428,614
InVivo Therapeutics Holdings Corp. (a)	2,425	1,671
INVO Bioscience, Inc. (a)(b)	528	987
IRadimed Corp.	9,692	425,866
iRhythm Technologies, Inc. (a)	41,562	3,544,407
Iridex Corp. (a)(b)	16,065	40,966
Kewaunee Scientific Corp. (a)	406	7,227
Know Labs, Inc. (a)(b)	9,710	4,078
KORU Medical Systems, Inc. (a)	50,218	113,493
Lantheus Holdings, Inc. (a)	92,678	6,637,598
LeMaitre Vascular, Inc.	26,823	1,413,572
LENSAR, Inc. (a)	10,457	26,038
LivaNova PLC (a)	73,396	3,291,811
LogicMark, Inc. (a)(b)	489	538
Lucid Diagnostics, Inc. (a)(b)	8,730	12,920
Masimo Corp. (a)	59,976	5,623,350
Medtronic PLC	1,796,554	142,412,836
Merit Medical Systems, Inc. (a)	78,356	5,607,155
Microbot Medical, Inc. (a)	16,467	20,748
Milestone Scientific, Inc. (a)	46,839	39,532
Minerva Surgical, Inc. (a)	384	710
Motus GI Holdings, Inc. (a)(b)	183	871
Myomo, Inc. (a)(b)	24,740	76,694
NanoVibronix, Inc. (a)	1,540	1,617
Nemaura Medical, Inc. (a)	7,006	1,590
Neogen Corp. (a)	266,858	4,528,580
NeuroMetrix, Inc. (a)	959	3,692
Neuronetics, Inc. (a)	40,668	74,016
NeuroOne Medical Technologies Corp. (a)(b)	18,788	27,243
NeuroPace, Inc. (a)	13,196	118,632
Nevro Corp. (a)	49,333	854,448
NEXGEL, Inc. (a)	5,058	9,610
Novocure Ltd. (a)	130,451	1,600,634
Nuwellis, Inc. (a)	599	395
Omnicell, Inc. (a)	61,548	2,053,241
OraSure Technologies, Inc. (a)	101,178	740,623
Orchestra BioMed Holdings, Inc. (a)(b)	35,155	218,664
Orthofix International NV (a)	50,523	558,279
OrthoPediatrics Corp. (a)	21,691	668,734
Outset Medical, Inc. (a)(b)	69,288	363,069
Owlet, Inc. (a)(b)	5,880	29,576
Paragon 28, Inc. (a)	52,938	584,965
PAVmed, Inc. (a)(b)	94,070	29,068
Penumbra, Inc. (a)	51,972	11,542,461
PetVivo Holdings, Inc. (a)(b)	3,291	2,655
Predictive Oncology, Inc. (a)(b)	3,652	11,942
Pro-Dex, Inc. (a)	3,251	52,796
PROCEPT BioRobotics Corp. (a)	59,815	2,217,342
Pulmonx Corp. (a)	49,499	539,539
Pulse Biosciences, Inc. (a)(b)	24,806	223,998
QuidelOrtho Corp. (a)	67,003	4,605,116
Reshape Lifesciences, Inc. (a)(b)	448	102
ResMed, Inc.	198,418	31,296,471
Retractable Technologies, Inc. (a)	21,929	24,999
Rockwell Medical Technologies, Inc. (a)(b)	32,999	58,903
RxSight, Inc. (a)	31,036	936,046
Sanara Medtech, Inc. (a)(b)	4,376	141,782
SeaStar Medical Holding Corp. (Class A) (a)(b)	1,738	884
Semler Scientific, Inc. (a)	6,386	246,116
Senseonics Holdings, Inc. (a)(b)	634,686	374,592
Sensus Healthcare, Inc. (a)	16,647	40,286
Shockwave Medical, Inc. (a)	49,686	8,672,691
SI-BONE, Inc. (a)	50,835	963,832
Sientra, Inc. (a)(b)	13,605	11,193
Sight Sciences, Inc. (a)(b)	36,630	124,908
Silk Road Medical, Inc. (a)(b)	53,849	502,411
Sintx Technologies, Inc. (a)(b)	164	57
Staar Surgical Co. (a)(b)	65,865	2,065,526
Stereotaxis, Inc. (a)(b)	55,805	92,078
STERIS PLC	133,114	26,747,927
STRATA Skin Sciences, Inc. (a)(b)	2,761	1,378
Stryker Corp.	456,162	135,174,485
SurModics, Inc. (a)	18,710	614,062
Tactile Systems Technology, Inc. (a)	30,278	403,606
Talis Biomedical Corp. (a)(b)	979	7,489
Tandem Diabetes Care, Inc. (a)	87,142	1,763,754
Tela Bio, Inc. (a)	25,695	133,871
Teleflex, Inc.	63,410	14,311,003
Tenon Medical, Inc. (a)(b)	315	614
The Cooper Companies, Inc.	66,790	22,502,887
Thermogenesis Holdings, Inc. (a)(b)	1,538	1,277
Tivic Health Systems, Inc. (a)(b)	26	56
TransMedics Group, Inc. (a)	44,008	3,330,525
Treace Medical Concepts, Inc. (a)	60,233	527,641
UFP Technologies, Inc. (a)	9,653	1,606,838
Utah Medical Products, Inc.	4,644	391,489
Vapotherm, Inc. (a)(b)	3,869	10,408
Varex Imaging Corp. (a)	56,212	1,059,596
Venus Concept, Inc. (a)	1,911	2,905
Vicarious Surgical, Inc. (a)	91,877	25,239
Vivani Medical, Inc. (a)(b)	17,944	17,047
VolitionRx Ltd. (a)(b)	49,412	37,454
Zimmer Biomet Holdings, Inc.	282,129	32,814,424
Zimvie, Inc. (a)	34,304	324,173
Zomedica Corp. (a)(b)	1,260,724	211,802
Zynex, Inc. (a)(b)	28,379	259,952
		1,448,617,691
Health Care Providers & Services - 2.8%
23andMe Holding Co. Class A (a)	387,894	333,783
Acadia Healthcare Co., Inc. (a)	124,794	9,108,714
Accolade, Inc. (a)	93,376	815,172
AdaptHealth Corp. (a)	110,911	940,525
Addus HomeCare Corp. (a)	22,438	1,956,594
Agiliti, Inc. (a)	44,595	359,436
agilon health, Inc. (a)(b)	406,552	4,317,582
AirSculpt Technologies, Inc. (a)(b)	16,213	81,551
Alignment Healthcare, Inc. (a)	135,230	1,014,225
Amedisys, Inc. (a)	43,712	4,090,569
AMN Healthcare Services, Inc. (a)	51,201	3,471,428
Apollo Medical Holdings, Inc. (a)(b)	56,659	1,882,779
ATI Physical Therapy, Inc. (a)(b)	1,773	11,808
Aveanna Healthcare Holdings, Inc. (a)	63,712	173,934
Biodesix, Inc. (a)	20,961	31,232
Brookdale Senior Living, Inc. (a)	257,426	1,364,358
Cano Health, Inc. (a)(b)	2,784	20,546
Cardinal Health, Inc.	343,565	36,788,940
CareMax, Inc. Class A (a)	99,635	67,752
Castle Biosciences, Inc. (a)	36,440	728,436
Cencora, Inc.	224,715	45,700,290
Centene Corp. (a)	731,145	53,870,764
Chemed Corp.	20,352	11,539,584
Cigna Group	399,536	105,030,024
Clover Health Investments Corp. (a)(b)	459,810	423,485
Community Health Systems, Inc. (a)	166,138	426,975
Corvel Corp. (a)	12,435	2,597,174
Cosmos Health, Inc. (a)(b)	12,476	12,975
Cross Country Healthcare, Inc. (a)	46,332	939,150
CVS Health Corp.	1,733,775	117,810,011
DaVita HealthCare Partners, Inc. (a)	72,577	7,363,662
DocGo, Inc. Class A (a)(b)	123,126	695,662
Elevance Health, Inc.	318,126	152,538,236
Encompass Health Corp.	135,266	8,815,285
Enhabit Home Health & Hospice (a)(b)	66,265	706,385
Enzo Biochem, Inc. (a)(b)	52,369	65,461
Fulgent Genetics, Inc. (a)	27,818	767,220
GeneDx Holdings Corp. Class A (a)(b)	23,677	41,435
Great Elm Group, Inc. (a)	30,049	62,802
Guardant Health, Inc. (a)	159,037	4,002,961
HCA Holdings, Inc.	271,557	68,019,597
HealthEquity, Inc. (a)	115,813	7,761,787
Henry Schein, Inc. (a)	176,216	11,758,894
Hims & Hers Health, Inc. (a)	198,659	1,766,079
Humana, Inc.	167,282	81,108,351
IMAC Holdings, Inc. (a)(b)	819	1,474
InfuSystems Holdings, Inc. (a)	28,343	284,280
Innovage Holding Corp. (a)	23,860	140,058
Invitae Corp. (a)(b)	383,041	194,661
Laboratory Corp. of America Holdings	119,446	25,909,032
LifeStance Health Group, Inc. (a)(b)	123,439	848,026
McKesson Corp.	182,071	85,675,330
Modivcare, Inc. (a)	16,874	637,162
Molina Healthcare, Inc. (a)	78,761	28,791,871
MSP Recovery, Inc. (a)(b)	1,329	4,426
National Healthcare Corp.	18,115	1,387,066
National Research Corp. Class A	20,542	851,055
NeoGenomics, Inc. (a)	172,993	3,143,283
Novo Integrated Sciences, Inc. (a)(b)	20,033	24,040
Nutex Health, Inc. (a)(b)	425,137	80,861
Ontrak, Inc. (a)	1,299	727
Opko Health, Inc. (a)	613,706	896,011
Option Care Health, Inc. (a)	243,215	7,235,646
Owens & Minor, Inc. (a)	102,988	2,047,401
P3 Health Partners, Inc. Class A (a)	41,077	49,292
Patterson Companies, Inc.	115,883	2,944,587
Pediatrix Medical Group, Inc. (a)	113,445	950,669
Pennant Group, Inc. (a)	42,218	579,231
PetIQ, Inc. Class A (a)	35,559	619,438
Precipio, Inc. (a)(b)	1,032	7,203
Premier, Inc.	161,630	3,327,962
Privia Health Group, Inc. (a)	138,564	2,862,732
Progyny, Inc. (a)	111,722	3,838,768
Psychemedics Corp.	2,812	7,227
Quest Diagnostics, Inc.	151,410	20,777,994
R1 RCM, Inc. (a)	267,760	2,832,901
RadNet, Inc. (a)	82,228	2,732,436
Regional Health Properties, Inc. (a)	1,040	1,830
Select Medical Holdings Corp.	141,902	3,206,985
Sonida Senior Living, Inc. (a)(b)	3,889	37,646
Star Equity Holdings, Inc. (a)	11,072	12,290
SunLink Health Systems, Inc. (a)(b)	3,788	3,788
Surgery Partners, Inc. (a)	88,607	2,901,879
Talkspace, Inc. Class A (a)	184,300	375,972
Tenet Healthcare Corp. (a)	136,977	9,452,783
The Ensign Group, Inc.	76,045	8,142,138
The Joint Corp. (a)(b)	18,473	162,378
The Oncology Institute, Inc. (a)	45,650	78,062
U.S. Physical Therapy, Inc.	20,198	1,717,436
UnitedHealth Group, Inc.	1,250,286	691,370,649
Universal Health Services, Inc. Class B	83,781	11,518,212
Vivos Therapeutics, Inc. (a)(b)	851	20,850
		1,680,069,361
Health Care Technology - 0.1%
Akili, Inc. (a)(b)	45,636	22,681
American Well Corp. (a)	324,340	411,912
Augmedix, Inc. (a)	44,398	234,421
Better Therapeutics, Inc. (a)(b)	13,172	2,580
Biotricity, Inc. (a)(b)	8,002	7,042
CareCloud, Inc. (a)	12,276	13,381
Certara, Inc. (a)	144,024	2,075,386
Computer Programs & Systems, Inc. (a)	19,009	199,785
DarioHealth Corp. (a)(b)	32,182	38,940
Definitive Healthcare Corp. (a)(b)	64,429	531,539
Doximity, Inc. (a)	169,401	3,938,573
Evolent Health, Inc. (a)	150,412	4,181,454
Forian, Inc. (a)	20,460	56,265
GoodRx Holdings, Inc. (a)(b)	106,204	636,162
Health Catalyst, Inc. (a)	78,223	561,641
HealthStream, Inc.	33,991	849,775
iCAD, Inc. (a)	28,299	45,561
iSpecimen, Inc. (a)	3,041	1,703
Lifemd, Inc. (a)	37,053	285,308
MultiPlan Corp. Class A (a)	356,448	463,382
OptimizeRx Corp. (a)	21,972	208,954
Phreesia, Inc. (a)	69,599	1,072,521
Schrodinger, Inc. (a)	73,473	2,284,276
SCWorx, Corp. (a)	373	776
Sharecare, Inc. Class A (a)	426,113	399,524
Simulations Plus, Inc. (b)	22,220	871,024
Streamline Health Solutions, Inc. (a)	32,601	9,519
Teladoc Health, Inc. (a)(b)	224,860	4,078,960
Trxade Health, Inc. (a)	129	768
UpHealth, Inc. (a)(b)	7,782	3,423
Veeva Systems, Inc. Class A (a)	196,671	34,281,722
Veradigm, Inc. (a)(b)	147,133	1,689,087
		59,458,045
Life Sciences Tools & Services - 1.3%
10X Genomics, Inc. (a)	139,878	6,087,491
Adaptive Biotechnologies Corp. (a)	146,572	641,985
Agilent Technologies, Inc.	398,722	50,956,672
Akoya Biosciences, Inc. (a)	31,642	138,908
Alpha Teknova, Inc. (a)(b)	9,050	18,462
Applied DNA Sciences, Inc. (a)(b)	17,493	15,481
Avantor, Inc. (a)	912,479	19,326,305
Azenta, Inc. (a)	81,570	4,598,101
Bio-Rad Laboratories, Inc. Class A (a)	28,225	8,606,367
Bio-Techne Corp.	212,796	13,384,868
BioLife Solutions, Inc. (a)	45,509	562,946
BioNano Genomics, Inc. (a)(b)	44,761	71,170
Bruker Corp.	133,029	8,658,858
Champions Oncology, Inc. (a)	6,780	34,917
Charles River Laboratories International, Inc. (a)	69,178	13,633,600
ChromaDex, Inc. (a)	68,136	94,709
Codexis, Inc. (a)	93,140	219,810
CryoPort, Inc. (a)	67,169	941,709
Cytek Biosciences, Inc. (a)(b)	137,127	951,661
Danaher Corp.	886,948	198,064,358
Fortrea Holdings, Inc.	120,022	3,533,448
Harvard Bioscience, Inc. (a)	49,826	212,259
Illumina, Inc. (a)	213,810	21,797,930
Inotiv, Inc. (a)(b)	22,399	55,326
IQVIA Holdings, Inc. (a)	247,038	52,890,836
Maravai LifeSciences Holdings, Inc. (a)	147,916	754,372
MaxCyte, Inc. (a)	133,493	634,092
Medpace Holdings, Inc. (a)	31,364	8,490,862
Mesa Laboratories, Inc. (b)	7,243	618,335
Mettler-Toledo International, Inc. (a)	29,492	32,203,200
Miromatrix Medical, Inc. (a)	29,360	99,824
Nanostring Technologies, Inc. (a)(b)	58,165	28,925
Nautilus Biotechnology, Inc. (a)	63,734	175,269
OmniAb, Inc. (a)(b)	134,643	591,083
Pacific Biosciences of California, Inc. (a)	312,630	2,651,102
Personalis, Inc. (a)	47,183	72,190
Quanterix Corp. (a)	45,606	1,093,176
Quantum-Si, Inc. (a)(b)	125,069	201,361
Rapid Micro Biosystems, Inc. (a)	15,369	17,982
Revvity, Inc.	167,672	14,906,041
Science 37 Holdings, Inc. (a)(b)	72,676	18,394
Seer, Inc. (a)	46,836	75,406
Singular Genomics Systems, Inc. (a)(b)	59,283	23,227
SomaLogic, Inc. Class A (a)(b)	204,881	577,764
Sotera Health Co. (a)	134,450	1,835,243
Standard BioTools, Inc. (a)	97,555	251,692
Telesis Bio, Inc. (a)(b)	11,530	4,828
Thermo Fisher Scientific, Inc.	520,868	258,225,520
Waters Corp. (a)	79,744	22,376,964
West Pharmaceutical Services, Inc.	99,697	34,969,720
		786,394,749
Pharmaceuticals - 3.5%
AcelRx Pharmaceuticals, Inc. (a)(b)	9,920	7,291
Aclaris Therapeutics, Inc. (a)	72,634	63,533
Adial Pharmaceuticals, Inc. (a)(b)	957	2,096
Agile Therapeutics, Inc. (a)	502	1,039
Alimera Sciences, Inc. (a)(b)	3,266	10,076
Amneal Intermediate, Inc. (a)	143,777	619,679
Amphastar Pharmaceuticals, Inc. (a)	51,870	2,921,318
Amylyx Pharmaceuticals, Inc. (a)	53,265	754,232
AN2 Therapeutics, Inc. (a)(b)	10,158	178,476
ANI Pharmaceuticals, Inc. (a)	22,081	1,099,855
Aquestive Therapeutics, Inc. (a)(b)	53,568	120,528
Artelo Biosciences, Inc. (a)(b)	3,048	4,328
Arvinas Holding Co. LLC (a)	73,314	1,610,709
Assertio Holdings, Inc. (a)(b)	117,283	119,629
Atea Pharmaceuticals, Inc. (a)	106,384	318,088
Athira Pharma, Inc. (a)	38,518	55,466
Avenue Therapeutics, Inc. (a)(b)	6,236	1,322
Axsome Therapeutics, Inc. (a)(b)	52,148	3,517,383
Aytu BioScience, Inc. (a)(b)	1,593	3,712
Biofrontera, Inc. (a)(b)	985	3,467
Biote Corp. Class A (a)	21,101	105,294
Bright Green Corp. (a)(b)	77,441	21,265
Bristol-Myers Squibb Co.	2,819,658	139,234,712
Cara Therapeutics, Inc. (a)	56,490	54,620
Cassava Sciences, Inc. (a)(b)	53,824	1,121,154
Catalent, Inc. (a)	243,558	9,462,228
Citius Pharmaceuticals, Inc. (a)(b)	187,856	144,818
Clearside Biomedical, Inc. (a)(b)	63,524	64,159
Clever Leaves Holdings, Inc. (a)(b)	1,030	2,256
CNS Pharmaceuticals, Inc. (a)	756	1,572
Cocrystal Pharma, Inc. (a)(b)	8,667	16,467
Cognition Therapeutics, Inc. (a)(b)	24,086	26,735
Collegium Pharmaceutical, Inc. (a)(b)	45,840	1,174,879
Context Therapeutics, Inc. (a)	13,624	11,580
Corcept Therapeutics, Inc. (a)	122,829	3,128,455
CorMedix, Inc. (a)(b)	80,316	261,027
Cumberland Pharmaceuticals, Inc. (a)	22,081	37,096
CymaBay Therapeutics, Inc. (a)	142,960	2,734,825
Dare Bioscience, Inc. (a)	97,011	33,954
DMK Pharmaceuticals Corp. (a)(b)	2,388	1,294
Durect Corp. (a)(b)	34,016	21,090
Edgewise Therapeutics, Inc. (a)	54,862	333,561
Elanco Animal Health, Inc. (a)	665,993	7,845,398
Elanco Animal Health, Inc. rights (a)(c)	26,032	0
Eli Lilly & Co.	1,076,340	636,159,994
Enliven Therapeutics, Inc. (a)(b)	26,587	299,370
Enliven Therapeutics, Inc. rights (a)(c)	19,688	0
Enveric Biosciences, Inc. (a)(b)	880	1,302
Esperion Therapeutics, Inc. (a)(b)	109,677	145,870
Eton Pharmaceuticals, Inc. (a)(b)	27,239	96,426
Evoke Pharma, Inc. (a)	2,958	3,831
Evolus, Inc. (a)	61,946	586,629
Eyenovia, Inc. (a)	33,330	47,329
Eyepoint Pharmaceuticals, Inc. (a)(b)	30,883	193,019
Fulcrum Therapeutics, Inc. (a)	68,566	329,117
Harmony Biosciences Holdings, Inc. (a)	45,996	1,336,644
Harrow, Inc. (a)(b)	40,048	369,643
Hepion Pharmaceuticals, Inc. (a)(b)	5,452	17,555
Hoth Therapeutics, Inc. (a)	702	786
Igc Pharma, Inc. (a)(b)	42,330	13,419
Ikena Oncology, Inc. (a)	33,430	48,474
Innoviva, Inc. (a)(b)	77,073	1,067,461
Intra-Cellular Therapies, Inc. (a)	120,960	7,423,315
Jaguar Health, Inc. (a)(b)	891	317
Jazz Pharmaceuticals PLC (a)	85,274	10,081,945
Johnson & Johnson	3,250,267	502,686,294
Journey Medical Corp. (a)(b)	12,749	54,438
Kiora Pharmaceuticals, Inc. (a)(b)	1,944	1,011
Landos Biopharma, Inc. (a)(b)	2,067	8,557
Lexaria Bioscience Corp. (a)(b)	5,481	8,222
Ligand Pharmaceuticals, Inc. Class B (a)	21,529	1,255,356
Lipocine, Inc. (a)(b)	5,985	14,424
Liquidia Corp. (a)(b)	63,871	457,316
Longboard Pharmaceuticals, Inc. (a)	23,407	88,010
Lyra Therapeutics, Inc. (a)	38,152	126,283
Marinus Pharmaceuticals, Inc. (a)	70,097	471,753
Merck & Co., Inc.	3,425,520	351,047,290
Mind Medicine (MindMed), Inc. (a)(b)	42,337	139,712
MyMD Pharmaceuticals, Inc. (a)(b)	36,903	10,333
Nektar Therapeutics (a)	234,203	114,759
NGM Biopharmaceuticals, Inc. (a)	47,839	35,731
NovaBay Pharmaceuticals, Inc. (a)(b)	1,200	360
NRX Pharmaceuticals, Inc. (a)(b)	52,889	18,194
Nutriband, Inc. (a)(b)	7,434	18,734
Nuvation Bio, Inc. (a)	176,529	218,896
Ocular Therapeutix, Inc. (a)(b)	103,346	256,298
Ocuphire Pharma, Inc. (a)(b)	22,473	68,543
Ocuphire Pharma, Inc. rights (a)(c)	259	0
Omeros Corp. (a)(b)	82,882	181,512
Onconova Therapeutics, Inc. (a)	21,108	14,543
OptiNose, Inc. (a)	95,818	119,773
Organon & Co.	341,148	3,861,795
Pacira Biosciences, Inc. (a)	62,602	1,707,783
Palisade Bio, Inc. (a)(b)	2,026	1,266
Palisade Bio, Inc. rights (a)(c)	122	0
Perrigo Co. PLC	184,161	5,609,544
Petros Pharmaceuticals, Inc. (a)	1,160	1,856
Pfizer, Inc.	7,621,304	232,221,133
Phathom Pharmaceuticals, Inc. (a)(b)	46,733	326,664
Phibro Animal Health Corp. Class A	25,601	245,514
Pliant Therapeutics, Inc. (a)	72,584	1,008,192
Prestige Brands Holdings, Inc. (a)	67,868	3,892,230
Processa Pharmaceuticals, Inc. (a)(b)	12,599	8,063
ProPhase Labs, Inc. (a)(b)	16,882	85,592
Pulmatrix, Inc. (a)	4,155	8,518
Rain Oncology, Inc. (a)(b)	20,945	21,992
Rani Therapeutics Holdings, Inc. (a)(b)	12,821	25,386
Relmada Therapeutics, Inc. (a)	32,953	81,394
Revance Therapeutics, Inc. (a)(b)	122,252	827,646
Reviva Pharmaceuticals Holdings, Inc. (a)(b)	20,000	76,600
Royalty Pharma PLC	521,565	14,118,765
Satsuma Pharmaceuticals, Inc. rights (a)(c)	25,923	0
Scilex Holding Co.	82,478	102,067
Scilex Holding Co. (a)(b)	120,958	151,198
scPharmaceuticals, Inc. (a)(b)	27,219	148,071
SCYNEXIS, Inc. (a)(b)	50,241	84,405
Seelos Therapeutics, Inc. (a)(b)	5,275	6,647
SenesTech, Inc. (a)	27	26
SIGA Technologies, Inc. (b)	51,262	278,353
Sonoma Pharmaceuticals, Inc. (a)	1,722	304
Supernus Pharmaceuticals, Inc. (a)	75,051	2,045,140
Tarsus Pharmaceuticals, Inc. (a)(b)	36,556	604,271
Terns Pharmaceuticals, Inc. (a)	48,791	217,120
TFF Pharmaceuticals, Inc. (a)	24,329	8,751
TherapeuticsMD, Inc. (a)(b)	11,320	29,206
Theravance Biopharma, Inc. (a)(b)	55,542	582,080
Theseus Pharmaceuticals, Inc. (a)	26,474	100,866
Third Harmonics Bio, Inc. (a)(b)	17,774	151,079
Titan Pharmaceuticals, Inc. (a)(b)	10,454	3,659
Trevi Therapeutics, Inc. (a)	45,267	50,925
Ventyx Biosciences, Inc. (a)	64,492	139,303
Verrica Pharmaceuticals, Inc. (a)(b)	24,053	88,515
Viatris, Inc.	1,618,744	14,860,070
Virpax Pharmaceuticals, Inc. (a)	10,445	4,168
Vyne Therapeutics, Inc. (a)(b)	2,650	8,772
WAVE Life Sciences (a)	85,637	454,732
Xeris Biopharma Holdings, Inc. (a)(b)	184,154	342,526
Xeris Biopharma Holdings, Inc. rights (a)(c)	47,594	0
Zevra Therapeutics, Inc. (a)	39,576	188,382
Zoetis, Inc. Class A	621,320	109,768,604
		2,087,438,627
TOTAL HEALTH CARE		7,500,389,979
INDUSTRIALS - 9.7%
Aerospace & Defense - 1.6%
AAR Corp. (a)	44,750	3,101,175
AeroVironment, Inc. (a)	35,545	4,891,347
AerSale Corp. (a)(b)	40,060	558,837
Air Industries Group, Inc. (a)(b)	2,013	5,838
Archer Aviation, Inc. Class A (a)(b)	203,853	1,219,041
Astra Space, Inc. Class A (a)(b)	11,345	15,316
Astronics Corp. (a)	34,420	511,137
Axon Enterprise, Inc. (a)	94,935	21,822,708
BWX Technologies, Inc.	123,394	9,628,434
Byrna Technologies, Inc. (a)(b)	19,154	112,051
Cadre Holdings, Inc.	25,214	811,891
CPI Aerostructures, Inc. (a)	4,218	9,954
Curtiss-Wright Corp.	51,707	11,060,127
Ducommun, Inc. (a)	19,016	958,026
Eve Holding, Inc. (a)	47,288	333,853
General Dynamics Corp.	305,780	75,518,487
HEICO Corp.	54,211	9,271,707
HEICO Corp. Class A	102,144	14,035,607
Hexcel Corp.	113,958	7,898,429
Howmet Aerospace, Inc.	528,085	27,777,271
Huntington Ingalls Industries, Inc.	53,780	12,746,936
Innovative Solutions & Support, Inc. (a)	19,515	144,411
Intuitive Machines, Inc. Class A (a)(b)	7,069	20,147
Kaman Corp.	37,708	764,341
Kratos Defense & Security Solutions, Inc. (a)	172,537	3,286,830
L3Harris Technologies, Inc.	255,387	48,730,393
Leonardo DRS, Inc. (a)	96,235	1,773,611
Lockheed Martin Corp.	302,398	135,404,752
Mercury Systems, Inc. (a)	69,476	2,382,332
Momentus, Inc. Class A (a)(b)	1,273	3,399
Moog, Inc. Class A	39,072	5,470,471
National Presto Industries, Inc.	7,323	547,175
Northrop Grumman Corp.	191,999	91,230,245
Park Aerospace Corp.	24,532	369,943
Redwire Corp. (a)(b)	24,304	62,218
Rocket Lab U.S.A., Inc. Class A (a)(b)	357,779	1,567,072
RTX Corp. (b)	1,964,672	160,081,475
Sidus Space, Inc. Class A (a)(b)	7,907	447
SIFCO Industries, Inc. (a)	5,271	18,080
Spirit AeroSystems Holdings, Inc. Class A (a)	154,896	4,258,091
Terran Orbital Corp. Class A (a)(b)	115,626	93,657
Textron, Inc.	266,716	20,446,449
The Boeing Co. (a)	765,214	177,246,519
TransDigm Group, Inc.	74,438	71,674,117
Triumph Group, Inc. (a)	104,826	1,173,003
V2X, Inc. (a)	16,171	685,650
Virgin Galactic Holdings, Inc. (a)(b)	449,266	1,001,863
VirTra, Inc. (a)	12,401	91,271
Woodward, Inc.	81,467	11,012,709
		941,828,843
Air Freight & Logistics - 0.5%
Air T, Inc. (a)(b)	2,027	32,939
Air Transport Services Group, Inc. (a)	75,992	1,209,033
C.H. Robinson Worldwide, Inc.	156,998	12,881,686
Expeditors International of Washington, Inc.	199,207	23,972,570
FedEx Corp.	312,180	80,801,549
Forward Air Corp.	35,026	2,225,202
GXO Logistics, Inc. (a)	160,505	9,030,011
Hub Group, Inc. Class A (a)	42,817	3,234,824
Radiant Logistics, Inc. (a)	46,916	281,965
United Parcel Service, Inc. Class B	975,798	147,940,735
		281,610,514
Building Products - 0.7%
A.O. Smith Corp.	167,990	12,659,726
AAON, Inc. (b)	91,837	5,748,996
Advanced Drain Systems, Inc.	93,447	11,317,366
Allegion PLC	118,200	12,539,838
Alpha PRO Tech Ltd. (a)(b)	13,086	64,121
American Woodmark Corp. (a)	22,277	1,612,855
Apogee Enterprises, Inc.	30,223	1,363,057
Applied UV, Inc. (a)	1,224	141
Armstrong World Industries, Inc.	60,506	5,131,514
AZZ, Inc.	33,828	1,663,323
Builders FirstSource, Inc. (a)	168,783	22,635,488
Carlisle Companies, Inc.	67,374	18,892,343
Carrier Global Corp.	1,130,700	58,751,172
CEA Industrie, Inc. (a)(b)	5,985	3,286
CSW Industrials, Inc.	21,154	3,751,239
Fortune Brands Home & Security, Inc.	171,014	11,702,488
Gibraltar Industries, Inc. (a)	40,905	2,748,407
Griffon Corp.	55,599	2,587,021
Hayward Holdings, Inc. (a)	169,774	2,001,635
Insteel Industries, Inc.	25,831	878,771
Janus International Group, Inc. (a)	123,952	1,307,694
Jeld-Wen Holding, Inc. (a)	115,962	1,853,073
Johnson Controls International PLC	917,825	48,461,160
Lennox International, Inc.	43,061	17,511,186
Masco Corp.	302,661	18,326,124
Masonite International Corp. (a)	29,616	2,631,382
MasterBrand, Inc.	171,840	2,306,093
Owens Corning	120,921	16,394,469
PGT Innovations, Inc. (a)	79,002	2,543,074
Quanex Building Products Corp.	43,959	1,353,498
Resideo Technologies, Inc. (a)	200,996	3,302,364
Simpson Manufacturing Co. Ltd.	57,702	9,634,503
Tecnoglass, Inc.	27,684	964,787
The AZEK Co., Inc. (a)	201,969	6,965,911
Trane Technologies PLC	308,255	69,483,760
Trex Co., Inc. (a)	146,585	10,300,528
UFP Industries, Inc.	83,394	9,142,484
View, Inc. Class A (a)(b)	1,618	1,021
Zurn Elkay Water Solutions Cor (b)	191,319	5,632,431
		404,168,329
Commercial Services & Supplies - 0.7%
ABM Industries, Inc.	89,714	3,677,377
ACCO Brands Corp.	126,868	682,550
Acme United Corp.	4,128	148,608
ACV Auctions, Inc. Class A (a)	183,989	2,875,748
Aqua Metals, Inc. (a)(b)	85,861	74,785
ARC Document Solutions, Inc.	46,510	131,623
Aris Water Solution, Inc. Class A (b)	36,829	297,578
Bitcoin Depot, Inc. Class A (a)	9,154	20,322
Brady Corp. Class A	62,057	3,491,947
Bridger Aerospace Group Holdings, Inc. (b)	13,132	76,691
BrightView Holdings, Inc. (a)	51,710	395,064
Casella Waste Systems, Inc. Class A (a)	77,196	6,243,612
CECO Environmental Corp. (a)	38,780	746,515
Cimpress PLC (a)	23,748	1,673,997
Cintas Corp.	116,577	64,496,225
Clean Harbors, Inc. (a)	67,970	10,988,030
CompX International, Inc. Class A	2,265	53,228
Copart, Inc.	1,172,514	58,883,653
CoreCivic, Inc. (a)	154,267	2,232,243
Deluxe Corp. (b)	60,936	1,114,519
Driven Brands Holdings, Inc. (a)	84,850	1,115,778
DSS, Inc. (a)(b)	80,044	11,286
Ennis, Inc.	34,616	734,898
Enviri Corp. (a)	104,499	616,544
Fuel Tech, Inc. (a)	23,169	24,559
Greenwave Technology Solutions, Inc. (a)(b)	9,284	4,345
Healthcare Services Group, Inc.	102,309	993,420
HNI Corp.	62,803	2,453,713
Interface, Inc.	75,715	765,479
JanOne, Inc. (a)(b)	1,372	576
Knightscope, Inc. Class A (a)(b)	44,302	28,353
LanzaTech Global, Inc. (a)(b)	111,074	470,954
Liquidity Services, Inc. (a)	30,988	593,730
Matthews International Corp. Class A	42,132	1,438,808
Millerknoll, Inc. (b)	102,994	2,657,245
Montrose Environmental Group, Inc. (a)	37,648	1,177,253
MSA Safety, Inc.	49,996	8,706,303
NL Industries, Inc.	11,304	57,876
Odyssey Marine Exploration, Inc. (a)(b)	16,689	61,582
OpenLane, Inc. (a)	150,532	2,200,778
Performant Financial Corp. (a)	89,347	267,148
Perma-Fix Environmental Services, Inc. (a)	16,530	120,504
Pitney Bowes, Inc. (b)	211,847	855,862
Quad/Graphics, Inc. (a)	40,121	184,958
Quest Resource Holding Corp. (a)	16,617	117,648
RB Global, Inc.	245,559	15,637,197
Republic Services, Inc.	277,194	44,861,077
Rollins, Inc. (b)	379,170	15,447,386
Shapeways Holdings, Inc. (a)	1,971	4,080
SP Plus Corp. (a)	26,575	1,359,311
Steelcase, Inc. Class A	126,770	1,560,539
Stericycle, Inc. (a)	125,257	5,883,321
Team, Inc. (a)(b)	5,635	40,290
Tetra Tech, Inc.	71,740	11,345,681
The Brink's Co.	62,835	4,957,682
The GEO Group, Inc. (a)	169,688	1,722,333
TOMI Environmental Solutions, Inc. (a)	10,144	10,347
UniFirst Corp.	20,298	3,503,435
Veralto Corp.	295,486	22,826,294
Vestis Corp.	176,371	3,229,353
Viad Corp. (a)	28,759	957,675
Virco Manufacturing Co. (a)	14,297	95,933
VSE Corp.	17,982	1,086,652
Waste Management, Inc.	497,201	85,016,399
Wilhelmina International, Inc. (a)	3,864	18,431
		403,527,331
Construction & Engineering - 0.2%
AECOM	186,991	16,616,020
Ameresco, Inc. Class A (a)(b)	43,993	1,318,030
API Group Corp. (a)	276,369	8,387,799
Arcosa, Inc.	66,131	4,906,920
Argan, Inc.	18,052	841,945
Bowman Consulting Group Ltd. (a)	15,243	469,942
Comfort Systems U.S.A., Inc.	48,255	9,341,203
Concrete Pumping Holdings, Inc. (a)	33,466	248,987
Construction Partners, Inc. Class A (a)	59,598	2,500,732
Dycom Industries, Inc. (a)	39,773	4,131,222
EMCOR Group, Inc.	63,561	13,507,984
Fluor Corp. (a)	193,682	7,365,726
Granite Construction, Inc.	59,186	2,719,597
Great Lakes Dredge & Dock Corp. (a)	88,515	594,821
IES Holdings, Inc. (a)	10,964	767,151
INNOVATE Corp. (a)(b)	58,310	61,809
iSun, Inc. (a)(b)	10,652	2,097
Limbach Holdings, Inc. (a)	13,804	526,208
MasTec, Inc. (a)	81,559	4,945,738
Matrix Service Co. (a)	33,870	337,345
MDU Resources Group, Inc.	274,877	5,261,146
MYR Group, Inc. (a)	22,691	2,823,214
Northwest Pipe Co. (a)	13,643	369,998
Orion Group Holdings, Inc. (a)	36,913	177,182
Primoris Services Corp.	71,512	2,171,104
Quanta Services, Inc.	195,976	36,904,241
Safe & Green Holdings Corp. (a)(b)	15,501	8,772
Southland Holdings, Inc. (a)	8,998	48,139
Sterling Construction Co., Inc. (a)	41,868	2,659,037
Tutor Perini Corp. (a)	55,316	462,995
Valmont Industries, Inc.	28,439	6,244,351
Willscot Mobile Mini Holdings (a)	266,332	11,111,371
		147,832,826
Electrical Equipment - 0.7%
374Water, Inc. (a)(b)	81,778	94,045
Acuity Brands, Inc.	42,081	7,543,440
Advent Technologies Holdings, Inc. Class A (a)(b)	41,512	15,442
Allient, Inc.	18,703	487,774
American Superconductor Corp. (a)(b)	37,847	358,033
AMETEK, Inc.	311,209	48,308,973
Amprius Technologies, Inc. (a)(b)	24,123	99,146
Array Technologies, Inc. (a)(b)	191,502	2,962,536
Atkore, Inc. (a)	50,929	6,615,677
Babcock & Wilcox Enterprises, Inc. (a)	89,789	127,500
Beam Global (a)(b)	16,554	94,689
Blink Charging Co. (a)(b)	83,895	270,142
Bloom Energy Corp. Class A (a)(b)	283,513	4,093,928
Broadwind, Inc. (a)	22,623	50,676
ChargePoint Holdings, Inc. Class A (a)(b)	410,620	763,753
Complete Solaria, Inc. Class A (a)(b)	17,860	20,360
Dragonfly Energy Holdings Corp. (a)	7,992	4,564
Eaton Corp. PLC	538,609	122,635,883
Electriq Power Holdings, Inc. Class A (a)(b)	15,269	8,256
Emerson Electric Co.	771,205	68,560,125
Encore Wire Corp. (b)	22,745	4,191,904
Energous Corp. (a)(b)	4,481	9,096
Energy Focus, Inc. (a)(b)	1,064	1,809
Energy Vault Holdings, Inc. Class A (a)(b)	110,430	253,989
EnerSys	55,574	4,917,188
Enovix Corp. (a)(b)	179,024	1,981,796
Eos Energy Enterprises, Inc. (a)(b)	152,036	167,240
Espey Manufacturing & Electronics Corp.	1,371	23,238
ESS Tech, Inc. Class A (a)(b)	93,195	109,038
Expion360, Inc. (a)(b)	3,812	17,535
Fluence Energy, Inc. (a)(b)	54,726	1,372,528
Flux Power Holdings, Inc. (a)	17,510	58,308
FTC Solar, Inc. (a)(b)	82,830	53,840
FuelCell Energy, Inc. (a)(b)	535,930	653,835
Generac Holdings, Inc. (a)	84,036	9,838,095
GrafTech International Ltd.	267,672	661,150
Hubbell, Inc. Class B	72,423	21,726,900
Ideal Power, Inc. (a)	6,659	59,265
Imperalis Holding Corp. warrants (a)(b)	53,845	51
KULR Technology Group, Inc. (a)(b)	82,194	24,042
LSI Industries, Inc.	38,014	498,364
NeoVolta, Inc. (a)(b)	36,746	65,592
Net Power, Inc. Class A (a)(b)	35,027	318,045
Nextracker, Inc. Class A	66,055	2,684,475
NuScale Power Corp. (a)(b)	61,772	171,108
Nuvve Holding Corp. (a)(b)	22,518	3,648
nVent Electric PLC	224,108	11,933,751
Ocean Power Technologies, Inc. (a)(b)	59,627	21,174
Orion Energy Systems, Inc. (a)	36,188	32,207
Pineapple Energy, Inc. (a)(b)	5,018	3,111
Pineapple Energy, Inc. rights (a)(c)	1,326	0
Pioneer Power Solutions, Inc. (a)	9,089	56,079
Plug Power, Inc. (a)(b)	730,983	2,953,171
Polar Power, Inc. (a)(b)	4,369	3,705
Powell Industries, Inc.	12,087	1,005,155
Preformed Line Products Co.	3,928	489,468
Regal Rexnord Corp.	89,732	10,749,894
Rockwell Automation, Inc.	155,009	42,695,679
Sensata Technologies, Inc. PLC	205,384	6,677,034
SES AI Corp. Class A (a)(b)	192,594	410,225
Shoals Technologies Group, Inc. (a)	230,273	3,189,281
SKYX Platforms Corp. (a)	59,618	92,408
Stem, Inc. (a)(b)	204,621	587,262
SunPower Corp. (a)(b)	112,551	467,087
Sunrun, Inc. (a)(b)	295,387	3,810,492
Sunworks, Inc. (a)(b)	43,532	12,598
Thermon Group Holdings, Inc. (a)	46,786	1,410,598
Tigo Energy, Inc. (a)	7,105	15,489
TPI Composites, Inc. (a)(b)	55,022	116,096
Ultralife Corp. (a)	13,215	98,980
Vertiv Holdings Co.	472,603	20,633,847
Vicor Corp. (a)	29,903	1,093,553
Westwater Resources, Inc. (a)(b)	54,756	33,401
		421,568,766
Ground Transportation - 1.1%
ArcBest Corp.	32,558	3,880,588
Avis Budget Group, Inc. (a)	26,577	4,859,604
Covenant Transport Group, Inc. Class A	10,438	444,346
CSX Corp.	2,706,648	87,424,730
Daseke, Inc. (a)	59,508	260,645
FTAI Infrastructure LLC	135,629	501,827
Getaround, Inc. (a)(b)	76,574	12,328
Heartland Express, Inc.	62,117	833,610
Hertz Global Holdings, Inc. (a)(b)	180,386	1,504,419
J.B. Hunt Transport Services, Inc.	110,185	20,413,975
Knight-Swift Transportation Holdings, Inc. Class A	217,817	11,714,198
Landstar System, Inc.	48,230	8,326,910
Lyft, Inc. (a)	460,197	5,398,111
Marten Transport Ltd.	80,236	1,512,449
Micromobility.Com, Inc. (a)(b)	5,482	74
Norfolk Southern Corp.	306,361	66,835,716
Old Dominion Freight Lines, Inc.	120,943	47,054,084
P.A.M. Transportation Services, Inc. (a)	8,416	158,726
Patriot Transportation Holding, Inc. (a)	2,215	34,842
RXO, Inc. (a)	159,569	3,344,566
Ryder System, Inc.	61,393	6,577,646
Saia, Inc. (a)	35,808	13,979,085
Schneider National, Inc. Class B	50,446	1,161,771
TuSimple Holdings, Inc. (a)	183,301	155,989
U-Haul Holding Co. (a)(b)	11,701	662,394
U-Haul Holding Co. (non-vtg.)	135,435	7,333,805
Uber Technologies, Inc. (a)	2,758,246	155,509,909
Union Pacific Corp.	822,352	185,251,235
Universal Logistics Holdings, Inc.	9,313	230,404
Werner Enterprises, Inc.	86,370	3,455,664
XPO, Inc. (a)	156,450	13,498,506
		652,332,156
Industrial Conglomerates - 0.7%
3M Co.	745,738	73,880,264
Ault Alliance, Inc. (a)	979	84
Gaucho Group Holdings, Inc. (a)	25	15
General Electric Co.	1,469,088	178,934,918
Honeywell International, Inc.	896,025	175,549,218
		428,364,499
Machinery - 1.9%
3D Systems Corp. (a)	182,926	976,825
AGCO Corp.	83,984	9,534,704
AgEagle Aerial Systems, Inc. (a)(b)	85,493	10,481
Agrify Corp. (a)(b)	130	183
Alamo Group, Inc.	14,128	2,595,314
Albany International Corp. Class A	41,922	3,597,746
Allison Transmission Holdings, Inc.	120,226	6,429,686
Astec Industries, Inc.	30,168	937,923
Barnes Group, Inc.	68,529	1,807,795
Blue Bird Corp. (a)	22,295	425,389
Caterpillar, Inc.	688,538	172,630,247
Chart Industries, Inc. (a)	56,777	7,382,713
Chicago Rivet & Machine Co.	650	10,907
ClearSign Combustion Corp. (a)	30,692	38,058
CNH Industrial NV	1,315,541	14,128,910
Columbus McKinnon Corp. (NY Shares)	37,636	1,314,249
Commercial Vehicle Group, Inc. (a)	39,102	254,945
Crane Co.	66,093	6,984,708
Cummins, Inc.	191,152	42,848,632
Deere & Co.	368,063	134,125,838
Desktop Metal, Inc. (a)(b)	343,880	240,613
Donaldson Co., Inc.	163,611	9,954,093
Douglas Dynamics, Inc.	30,142	823,479
Dover Corp.	188,554	26,616,283
Eastern Co. (b)	7,268	131,914
Energy Recovery, Inc. (a)	76,241	1,453,153
Enerpac Tool Group Corp. Class A	75,183	2,052,496
EnPro Industries, Inc.	28,611	3,674,511
ESAB Corp.	76,736	5,920,182
ESCO Technologies, Inc.	34,706	3,643,436
Fathom Digital Manufacturing Corp. (a)(b)	746	3,245
Federal Signal Corp.	82,773	5,706,371
Flowserve Corp.	177,352	6,785,488
Fortive Corp.	475,217	32,780,469
Franklin Electric Co., Inc.	54,181	4,822,109
FreightCar America, Inc. (a)	16,274	38,081
Gates Industrial Corp. PLC (a)	175,847	2,155,884
Gencor Industries, Inc. (a)	13,980	208,861
Gorman-Rupp Co.	33,753	1,065,920
Graco, Inc.	228,166	18,431,249
Graham Corp. (a)	12,821	237,573
Helios Technologies, Inc.	44,404	1,704,226
Hillenbrand, Inc.	95,471	3,698,547
Hillman Solutions Corp. Class A (a)	269,133	1,970,054
Hurco Companies, Inc.	9,086	190,533
Hydrofarm Holdings Group, Inc. (a)(b)	57,556	49,084
Hyliion Holdings Corp. Class A (a)	192,230	109,321
Hyster-Yale Materials Handling, Inc. Class A	14,961	713,191
Hyzon Motors, Inc. Class A (a)(b)	109,457	119,308
Ideanomics, Inc. (a)(b)	13,835	23,520
IDEX Corp.	102,080	20,587,494
Illinois Tool Works, Inc.	371,037	89,868,872
Ingersoll Rand, Inc.	545,735	38,981,851
ITT, Inc.	110,636	11,978,560
John Bean Technologies Corp.	43,286	4,471,444
Kadant, Inc.	15,881	4,138,906
Kennametal, Inc.	108,772	2,535,475
L.B. Foster Co. Class A (a)	13,906	277,564
Laser Photonics Corp. (a)	4,335	3,988
Lincoln Electric Holdings, Inc.	77,438	15,337,370
Lindsay Corp. (b)	15,222	1,816,137
LiqTech International, Inc. (a)(b)	2,058	6,874
Luxfer Holdings PLC sponsored	35,880	296,010
Manitex International, Inc. (a)	18,263	122,727
Manitowoc Co., Inc. (a)	46,725	669,569
Markforged Holding Corp. (a)(b)	146,014	108,050
Mayville Engineering Co., Inc. (a)	15,969	202,806
Microvast Holdings, Inc. (a)(b)	291,120	340,610
Middleby Corp. (a)	72,327	9,129,837
Miller Industries, Inc.	15,509	616,328
Mueller Industries, Inc.	153,330	6,367,795
Mueller Water Products, Inc. Class A	210,242	2,794,116
Nauticus Robotics, Inc. (a)(b)	25,799	34,829
Nikola Corp. (a)(b)	966,764	940,081
NN, Inc. (a)(b)	54,154	129,970
Nordson Corp.	72,991	17,177,702
Nuburu, Inc. (a)(b)	8,552	1,496
Nxu, Inc. (b)	33,647	690
Omega Flex, Inc. (b)	4,617	325,591
Oshkosh Corp.	88,122	8,573,389
Otis Worldwide Corp.	554,580	47,577,418
PACCAR, Inc.	705,768	64,803,618
Park-Ohio Holdings Corp.	10,696	243,548
Parker Hannifin Corp.	173,163	75,010,748
Pentair PLC	222,663	14,370,670
Perma-Pipe International Holdings, Inc. (a)	5,117	32,493
Proto Labs, Inc. (a)	34,696	1,255,995
RBC Bearings, Inc. (a)(b)	39,265	10,120,161
REV Group, Inc.	42,411	669,670
Sarcos Technology and Robotics Corp. Class A (a)(b)	17,070	11,078
Shyft Group, Inc. (The)	42,208	467,243
Snap-On, Inc.	71,310	19,588,144
SPX Technologies, Inc. (a)	62,025	5,291,353
Standex International Corp. (b)	16,184	2,165,743
Stanley Black & Decker, Inc. (b)	206,876	18,805,028
Symbotic, Inc. (a)(b)	21,968	1,161,668
Taylor Devices, Inc. (a)	3,105	68,931
TechPrecision Corp. (a)(b)	8,124	49,231
Tennant Co.	25,369	2,172,094
Terex Corp.	91,280	4,518,360
The Greenbrier Companies, Inc. (b)	41,810	1,576,655
The L.S. Starrett Co. Class A (a)	8,386	75,558
Timken Co.	88,267	6,390,531
Titan International, Inc. (a)	72,259	944,425
Toro Co.	140,451	11,657,433
Trinity Industries, Inc.	110,583	2,760,152
Twin Disc, Inc.	11,812	161,706
Urban-Gro, Inc. (a)(b)	9,651	10,906
Velo3D, Inc. (a)(b)	112,805	109,263
Wabash National Corp.	63,844	1,399,460
Watts Water Technologies, Inc. Class A	37,030	7,128,645
Westinghouse Air Brake Tech Co.	242,068	28,215,446
Xos, Inc. Class A (a)(b)	69,596	19,835
Xylem, Inc.	325,245	34,193,007
		1,142,220,794
Marine Transportation - 0.0%
Eagle Bulk Shipping, Inc. (b)	9,300	422,685
Genco Shipping & Trading Ltd. (b)	59,711	926,715
Kirby Corp. (a)	80,098	6,147,522
Matson, Inc.	47,782	4,576,082
Pangaea Logistics Solutions Ltd.	49,576	347,032
		12,420,036
Passenger Airlines - 0.1%
Alaska Air Group, Inc. (a)	172,519	6,522,943
Allegiant Travel Co.	20,522	1,405,552
American Airlines Group, Inc. (a)	878,029	10,913,900
Blade Air Mobility, Inc. (a)	70,299	222,848
Delta Air Lines, Inc.	868,098	32,058,859
Frontier Group Holdings, Inc. (a)(b)	48,846	190,988
Hawaiian Holdings, Inc. (a)(b)	69,232	310,852
JetBlue Airways Corp. (a)	447,643	1,978,582
Joby Aviation, Inc. (a)(b)	493,686	2,942,369
Mesa Air Group, Inc. (a)(b)	45,342	32,646
SkyWest, Inc. (a)	57,141	2,701,626
Southwest Airlines Co.	806,311	20,617,372
Spirit Airlines, Inc. (b)	149,084	2,209,425
Sun Country Airlines Holdings, Inc. (a)	54,924	833,746
Surf Air Mobility, Inc. (b)	78,961	66,351
United Airlines Holdings, Inc. (a)	442,080	17,417,952
Wheels Up Experience, Inc. Class A (a)(b)	21,892	50,571
		100,476,582
Professional Services - 1.0%
Alight, Inc. Class A (a)	491,025	3,756,341
ASGN, Inc. (a)	65,562	5,850,753
Asure Software, Inc. (a)	26,027	207,435
Automatic Data Processing, Inc.	555,910	127,814,827
Barrett Business Services, Inc.	9,050	995,048
BGSF, Inc.	12,166	120,808
BlackSky Technology, Inc. Class A (a)(b)	113,104	149,297
Booz Allen Hamilton Holding Corp. Class A	176,853	22,129,616
Broadridge Financial Solutions, Inc.	159,315	30,878,433
CACI International, Inc. Class A (a)	30,744	9,867,287
CBIZ, Inc. (a)	67,581	3,912,264
Ceridian HCM Holding, Inc. (a)(b)	210,260	14,486,914
Clarivate Analytics PLC (a)(b)	594,551	4,613,716
Concentrix Corp.	58,621	5,509,788
Conduent, Inc. (a)	226,641	688,989
CRA International, Inc.	9,392	890,080
CSG Systems International, Inc.	41,543	2,043,500
DLH Holdings Corp. (a)	15,873	218,889
Dun & Bradstreet Holdings, Inc.	314,207	3,327,452
Equifax, Inc.	165,640	36,061,484
Exela Technologies, Inc. (a)(b)	7,815	26,102
ExlService Holdings, Inc. (a)	224,210	6,360,838
Exponent, Inc.	69,025	5,312,164
First Advantage Corp.	71,193	1,104,203
FiscalNote Holdings, Inc. Class A (a)(b)	98,954	100,933
Forrester Research, Inc. (a)	15,282	369,519
Franklin Covey Co. (a)	15,626	607,539
FTI Consulting, Inc. (a)	46,060	10,154,388
Gee Group, Inc. (a)	119,757	65,028
Genpact Ltd.	225,392	7,654,312
Heidrick & Struggles International, Inc.	26,070	708,583
Hirequest, Inc.	6,725	99,597
HireRight Holdings Corp. (a)	18,255	240,053
Hudson Global, Inc. (a)	3,305	51,922
Huron Consulting Group, Inc. (a)	26,046	2,713,212
ICF International, Inc.	23,588	3,301,141
Innodata, Inc. (a)	30,825	208,377
Insperity, Inc.	49,081	5,582,964
Jacobs Solutions, Inc.	170,001	21,620,727
KBR, Inc.	182,287	9,418,769
Kelly Services, Inc. Class A (non-vtg.)	43,768	909,937
Kforce, Inc.	26,064	1,816,661
Korn Ferry	72,970	3,775,468
LegalZoom.com, Inc. (a)	163,984	1,890,736
Leidos Holdings, Inc.	185,323	19,888,864
Manpower, Inc.	67,228	4,988,990
Mastech Digital, Inc. (a)	5,279	44,819
Maximus, Inc.	82,164	6,859,872
MISTRAS Group, Inc. (a)	25,336	167,724
NV5 Global, Inc. (a)	17,073	1,660,861
Parsons Corp. (a)	55,142	3,434,795
Paychex, Inc.	432,986	52,811,302
Paycom Software, Inc.	66,477	12,076,212
Paycor HCM, Inc. (a)(b)	87,560	1,857,148
Paylocity Holding Corp. (a)	58,160	9,111,927
Planet Labs PBC Class A (a)(b)	259,266	630,016
Professional Diversity Network, Inc. (a)(b)	8,728	17,194
RCM Technologies, Inc. (a)	7,856	212,191
Resources Connection, Inc.	41,409	563,162
Robert Half, Inc.	144,354	11,834,141
Science Applications International Corp.	72,269	8,485,103
ShiftPixy, Inc. (a)	53	441
Skillsoft Corp. (a)	5,524	105,729
Spire Global, Inc. (a)(b)	22,696	115,296
SS&C Technologies Holdings, Inc.	290,533	16,345,387
Staffing 360 Solutions, Inc. (a)	3,140	1,507
StarTek, Inc. (a)	14,222	61,581
Steel Connect, Inc. (a)	2,765	26,046
Sterling Check Corp. (a)(b)	38,905	492,537
TaskUs, Inc. (a)	32,493	390,566
TransUnion Holding Co., Inc.	260,710	15,308,891
TriNet Group, Inc. (a)(b)	44,904	5,205,721
TrueBlue, Inc. (a)	41,112	573,101
Ttec Holdings, Inc.	24,863	465,435
Upwork, Inc. (a)	167,142	2,355,031
Verisk Analytics, Inc.	195,512	47,202,462
Verra Mobility Corp. (a)	228,850	4,595,308
Where Food Comes From, Inc. (a)(b)	1,270	16,980
Willdan Group, Inc. (a)	17,259	345,180
		585,867,614
Trading Companies & Distributors - 0.5%
Air Lease Corp. Class A	138,907	5,388,203
Alta Equipment Group, Inc.	33,851	322,939
Applied Industrial Technologies, Inc.	52,170	8,350,852
Beacon Roofing Supply, Inc. (a)	71,535	5,748,553
BlueLinx Corp. (a)	12,378	1,087,407
Boise Cascade Co.	53,407	5,837,385
Core & Main, Inc. (a)	163,776	5,737,073
Custom Truck One Source, Inc. Class A (a)	82,762	480,847
Distribution Solutions Group I (a)	14,906	379,507
DXP Enterprises, Inc. (a)	19,327	565,895
EVI Industries, Inc. (b)	6,923	179,306
Fastenal Co.	770,542	46,209,404
Ferguson PLC	275,519	47,207,425
FTAI Aviation Ltd.	134,698	5,550,905
GATX Corp.	48,042	5,236,578
Global Industrial Co.	18,031	642,084
GMS, Inc. (a)	54,763	3,704,169
H&E Equipment Services, Inc.	43,881	1,944,367
Herc Holdings, Inc.	38,328	4,739,640
Hudson Technologies, Inc. (a)	51,219	632,555
iPower, Inc. (a)	2,046	1,269
Karat Packaging, Inc.	7,490	161,559
McGrath RentCorp.	33,428	3,399,293
Mega Matrix Corp. (a)	13,527	17,585
MRC Global, Inc. (a)	114,850	1,187,549
MSC Industrial Direct Co., Inc. Class A	63,470	6,183,247
NOW, Inc. (a)	146,784	1,463,436
Rush Enterprises, Inc.:
Class A	87,514	3,471,680
Class B (b)	9,895	431,521
SiteOne Landscape Supply, Inc. (a)	60,882	8,573,403
Titan Machinery, Inc. (a)	27,909	638,000
Transcat, Inc. (a)	10,759	1,054,167
United Rentals, Inc.	92,147	43,863,815
W.W. Grainger, Inc.	60,010	47,179,262
Watsco, Inc. (b)	45,199	17,276,414
WESCO International, Inc.	59,582	9,285,855
Willis Lease Finance Corp. (a)	3,604	164,775
Xometry, Inc. (a)(b)	55,622	1,361,627
		295,659,551
Transportation Infrastructure - 0.0%
Sky Harbour Group Corp. Class A (a)(b)	2,437	24,419
TOTAL INDUSTRIALS		5,817,902,260
INFORMATION TECHNOLOGY - 27.6%
Communications Equipment - 0.8%
Actelis Networks, Inc. (a)(b)	299	374
ADTRAN Holdings, Inc. (b)	95,515	499,543
Airspan Networks Holdings, Inc. (a)(b)	29,364	3,671
Applied Optoelectronics, Inc. (a)(b)	41,693	552,432
Arista Networks, Inc. (a)	338,517	74,375,570
Aviat Networks, Inc. (a)	14,663	444,436
BK Technologies Corp.	2,129	27,677
CalAmp Corp. (a)(b)	46,538	14,999
Calix, Inc. (a)	80,557	3,108,695
Cambium Networks Corp. (a)	14,256	66,576
Casa Systems, Inc. (a)	47,285	26,442
Ciena Corp. (a)	202,442	9,281,966
Cisco Systems, Inc.	5,499,804	266,080,518
Clearfield, Inc. (a)(b)	17,901	455,401
ClearOne, Inc. (a)	14,726	12,075
CommScope Holding Co., Inc. (a)	288,581	481,930
COMSovereign Holding Corp. (a)(b)	557	613
Comtech Telecommunications Corp.	37,442	442,190
Digi International, Inc. (a)	48,300	1,136,982
DZS, Inc. (a)	20,188	32,503
EMCORE Corp. (a)	41,966	19,741
Extreme Networks, Inc. (a)	171,252	2,764,007
F5, Inc. (a)	79,947	13,686,127
Franklin Wireless Corp. (a)	7,493	21,655
Genasys, Inc. (a)	46,131	74,271
Harmonic, Inc. (a)	151,665	1,677,415
Infinera Corp. (a)(b)	271,918	1,057,761
Inseego Corp. (a)(b)	104,309	23,031
Juniper Networks, Inc.	435,125	12,379,306
KVH Industries, Inc. (a)	19,934	95,484
Lantronix, Inc. (a)	36,529	212,233
Lumentum Holdings, Inc. (a)	92,283	3,949,712
Motorola Solutions, Inc.	225,319	72,748,746
NETGEAR, Inc. (a)	39,100	533,324
NetScout Systems, Inc. (a)	98,539	1,978,663
Network-1 Security Solutions, Inc.	6,331	13,928
Ondas Holdings, Inc. (a)(b)	44,010	48,191
Optical Cable Corp. (a)	2,399	6,477
PCTEL, Inc.	19,943	137,607
Ribbon Communications, Inc. (a)	129,452	275,733
Ubiquiti, Inc. (b)	6,117	686,694
ViaSat, Inc. (a)(b)	100,786	2,061,074
Viavi Solutions, Inc. (a)	298,879	2,414,942
Vislink Technologies, Inc. (a)(b)	2,107	7,922
		473,918,637
Electronic Equipment, Instruments & Components - 0.7%
908 Devices, Inc. (a)(b)	33,931	270,091
ADDvantage Technologies Group, Inc. (a)	923	2,695
Advanced Energy Industries, Inc.	51,164	4,863,138
Aeva Technologies, Inc. (a)	130,160	72,720
AEye, Inc. Class A (a)(b)	147,277	22,239
Airgain, Inc. (a)	11,534	27,682
Akoustis Technologies, Inc. (a)(b)	99,513	56,722
Alpine 4 Holdings, Inc. (a)(b)	26,522	22,546
Amphenol Corp. Class A	804,674	73,217,287
AmpliTech Group, Inc. (a)(b)	7,997	12,715
Arlo Technologies, Inc. (a)	126,088	1,146,140
Arrow Electronics, Inc. (a)	74,853	8,874,572
Astrotech Corp. (a)	2,460	20,369
Avnet, Inc.	123,600	5,779,536
Badger Meter, Inc. (b)	39,732	5,855,305
Bel Fuse, Inc.:
Class A	346	18,684
Class B (non-vtg.)	15,675	848,018
Belden, Inc.	57,534	3,822,559
Benchmark Electronics, Inc.	50,851	1,268,732
CDW Corp.	180,872	38,142,287
Cemtrex, Inc. (a)(b)	721	4,276
Cepton, Inc. (a)(b)	3,062	8,880
Climb Global Solutions, Inc.	5,511	262,820
Coda Octopus Group, Inc. (a)(b)	7,010	41,569
Cognex Corp.	233,055	8,786,174
Coherent Corp. (a)	175,551	6,458,521
Corning, Inc.	1,037,598	29,561,167
CPS Technologies Corp. (a)	13,073	30,329
Crane Nxt Co.	65,646	3,378,143
CTS Corp.	42,798	1,658,423
Daktronics, Inc. (a)	53,496	557,963
Data I/O Corp. (a)	7,596	22,484
Digital Ally, Inc. (a)(b)	2,478	4,708
Electro-Sensors, Inc. (a)	1,518	6,072
ePlus, Inc. (a)	36,881	2,341,206
Evolv Technologies Holdings, Inc. (a)(b)	103,505	414,020
Fabrinet (a)	49,065	7,943,624
FARO Technologies, Inc. (a)	25,547	469,298
Focus Universal, Inc. (b)	33,549	50,994
Frequency Electronics, Inc.	2,683	26,508
Identiv, Inc. (a)	28,753	198,971
Insight Enterprises, Inc. (a)	40,827	6,182,024
Interlink Electronics, Inc. (a)(b)	5,576	68,585
IPG Photonics Corp. (a)	40,578	3,885,749
Iteris, Inc. (a)	57,414	243,435
Itron, Inc. (a)	61,668	4,155,190
Jabil, Inc.	176,577	20,362,860
KEY Tronic Corp. (a)	12,272	50,315
Keysight Technologies, Inc. (a)	240,754	32,716,061
Kimball Electronics, Inc. (a)	32,560	802,278
Knowles Corp. (a)	121,450	1,927,412
LGL Group, Inc. (a)	3,314	16,172
LGL Group, Inc. warrants 11/16/25 (a)	2,530	385
LightPath Technologies, Inc. Class A (a)	39,271	48,696
Lightwave Logic, Inc. (a)(b)	161,342	642,141
Littelfuse, Inc.	33,697	7,844,662
Luna Innovations, Inc. (a)(b)	45,005	286,682
M-Tron Industries, Inc. (a)	2,054	70,863
Methode Electronics, Inc. Class A	50,052	1,187,734
MicroVision, Inc. (a)(b)	252,537	636,393
Mirion Technologies, Inc. Class A (a)	248,084	2,215,390
Movella Holdings, Inc. (a)(b)	35,701	12,817
Napco Security Technologies, Inc.	39,698	1,214,759
Neonode, Inc. (a)(b)	11,849	14,930
nLIGHT, Inc. (a)	60,626	801,476
Nortech Systems, Inc. (a)	1,329	11,762
Novanta, Inc. (a)	48,493	7,004,329
OSI Systems, Inc. (a)	21,005	2,589,706
Ouster, Inc. (a)(b)	46,028	235,663
Par Technology Corp. (a)(b)	37,846	1,393,868
PC Connection, Inc.	15,180	905,183
Plexus Corp. (a)	37,445	3,815,271
Powerfleet, Inc. (a)	47,015	109,075
Presto Automation, Inc. (a)	31,840	21,139
Red Cat Holdings, Inc. (a)(b)	42,739	37,820
Research Frontiers, Inc. (a)(b)	20,807	21,431
RF Industries Ltd. (a)	8,437	22,696
Richardson Electronics Ltd. (b)	15,221	198,177
Rogers Corp. (a)	22,647	2,930,522
Sanmina Corp. (a)	77,519	3,884,477
ScanSource, Inc. (a)	33,076	1,105,731
Sigmatron International, Inc. (a)(b)	7,407	26,295
Smartrent, Inc. (a)(b)	245,709	769,069
Sobr Safe, Inc. (a)(b)	6,350	4,636
Sono-Tek Corp. (a)	16,035	80,175
TD SYNNEX Corp.	70,016	6,906,378
TE Connectivity Ltd.	423,562	55,486,622
Teledyne Technologies, Inc. (a)	63,589	25,623,823
Trimble, Inc. (a)	335,645	15,573,928
TTM Technologies, Inc. (a)	140,473	2,108,500
Universal Security Instruments, Inc. (a)	1,618	3,560
Vishay Intertechnology, Inc.	172,195	3,827,895
Vishay Precision Group, Inc. (a)	16,898	515,220
Vontier Corp.	208,367	7,028,219
Vuzix Corp. (a)(b)	79,439	166,822
Wrap Technologies, Inc. (a)(b)	33,823	94,028
Zebra Technologies Corp. Class A (a)	69,315	16,426,269
		450,885,485
IT Services - 1.5%
Accenture PLC Class A	851,329	283,611,743
Akamai Technologies, Inc. (a)	204,789	23,659,273
Backblaze, Inc. Class A (a)	23,462	169,865
BigBear.ai Holdings, Inc. (a)(b)	63,367	107,724
BigCommerce Holdings, Inc. (a)	90,584	789,892
Brightcove, Inc. (a)	53,707	131,582
Castellum, Inc. (a)(b)	18,720	4,117
Ciso Global, Inc. (a)(b)	59,628	8,276
Cloudflare, Inc. (a)	395,044	30,477,645
Cognizant Technology Solutions Corp. Class A	681,310	47,950,598
Computer Task Group, Inc. (a)	19,759	207,074
Couchbase, Inc. (a)	40,428	794,006
Crexendo, Inc.	9,287	27,304
CSP, Inc.	4,948	123,453
Data Storage Corp. (a)(b)	4,633	15,011
DecisionPoint Systems, Inc. (a)	6,647	39,383
Digitalocean Holdings, Inc. (a)(b)	71,156	2,107,641
DXC Technology Co. (a)	276,913	6,404,998
Edgio, Inc. (a)	167,032	77,353
EPAM Systems, Inc. (a)	78,261	20,206,208
Fastly, Inc. Class A (a)	161,174	2,677,100
Gartner, Inc. (a)	106,345	46,243,060
GoDaddy, Inc. (a)	197,880	19,799,873
Grid Dynamics Holdings, Inc. (a)	75,677	959,584
Hackett Group, Inc. (b)	33,228	741,317
IBM Corp.	1,229,383	194,930,968
Information Services Group, Inc.	50,003	208,012
Inpixon (a)	1,962	123
Kyndryl Holdings, Inc. (a)	310,660	5,601,200
MongoDB, Inc. Class A (a)	95,271	39,607,966
Okta, Inc. (a)	209,431	14,042,349
OMNIQ Corp. (a)	3,021	1,994
Perficient, Inc. (a)	46,955	2,905,575
Rackspace Technology, Inc. (a)(b)	83,728	105,497
Research Solutions, Inc. (a)	20,127	49,915
Snowflake, Inc. (a)	439,947	82,569,253
Squarespace, Inc. Class A (a)	69,217	1,940,153
The Glimpse Group, Inc. (a)(b)	11,157	14,393
Thoughtworks Holding, Inc. (a)	131,327	512,175
Tucows, Inc. (a)(b)	13,230	280,608
Twilio, Inc. Class A (a)	244,641	15,823,380
Unisys Corp. (a)	93,327	447,036
VeriSign, Inc. (a)	120,881	25,650,948
WaveDancer, Inc. (a)(b)	1,146	2,876
WidePoint Corp. (a)	8,205	15,507
		872,044,008
Semiconductors & Semiconductor Equipment - 7.0%
ACM Research, Inc. (a)	62,339	1,037,321
Advanced Micro Devices, Inc. (a)	2,180,591	264,200,406
AEHR Test Systems (a)(b)	35,093	805,735
Allegro MicroSystems LLC (a)	96,307	2,621,477
Alpha & Omega Semiconductor Ltd. (a)	31,943	683,261
Ambarella, Inc. (a)	50,746	2,979,298
Amkor Technology, Inc.	139,479	3,929,123
Amtech Systems, Inc. (a)	13,876	107,400
Analog Devices, Inc.	676,667	124,087,194
Applied Materials, Inc.	1,133,207	169,731,744
Ascent Solar Technologies, Inc. (a)(b)	34	30
Atomera, Inc. (a)(b)	32,990	227,301
Axcelis Technologies, Inc. (a)	44,298	5,505,355
AXT, Inc. (a)	50,506	100,507
Broadcom, Inc.	592,362	548,367,274
CEVA, Inc. (a)	31,401	683,286
Cirrus Logic, Inc. (a)	73,938	5,612,634
Cohu, Inc. (a)	63,852	2,026,024
Credo Technology Group Holding Ltd. (a)	155,646	2,787,620
CVD Equipment Corp. (a)	7,868	37,609
Diodes, Inc. (a)	61,931	4,113,457
Enphase Energy, Inc. (a)	184,072	18,594,953
Entegris, Inc.	202,531	21,144,236
Everspin Technologies, Inc. (a)	23,624	210,490
First Solar, Inc. (a)	144,235	22,757,398
FormFactor, Inc. (a)	105,544	3,966,344
GSI Technology, Inc. (a)(b)	22,839	63,264
Ichor Holdings Ltd. (a)	40,491	1,058,030
Impinj, Inc. (a)	30,651	2,562,117
indie Semiconductor, Inc. (a)(b)	168,592	1,257,696
Intel Corp.	5,652,726	252,676,852
Intest Corp. (a)	17,159	224,268
KLA Corp.	184,487	100,475,310
Kopin Corp. (a)	142,335	216,349
Kulicke & Soffa Industries, Inc.	75,931	3,911,965
Lam Research Corp.	179,871	128,773,246
Lattice Semiconductor Corp. (a)	186,204	10,902,244
MACOM Technology Solutions Holdings, Inc. (a)	73,162	6,144,145
Marvell Technology, Inc.	1,160,747	64,688,430
MaxLinear, Inc. Class A (a)	99,450	1,862,699
Meta Materials, Inc. (a)(b)	537,510	50,687
Microchip Technology, Inc.	734,611	61,295,942
Micron Technology, Inc.	1,478,269	112,525,836
MKS Instruments, Inc.	85,308	7,042,175
Monolithic Power Systems, Inc.	64,499	35,391,891
Navitas Semiconductor Corp. (a)(b)	165,200	1,146,488
NVE Corp.	6,376	456,968
NVIDIA Corp.	3,333,784	1,559,210,777
NXP Semiconductors NV	347,881	70,995,554
ON Semiconductor Corp. (a)	582,416	41,543,733
Onto Innovation, Inc. (a)	66,311	9,350,514
PDF Solutions, Inc. (a)	41,198	1,235,528
Peraso, Inc. (a)(b)	5,952	1,173
Photronics, Inc. (a)	84,517	1,785,844
Pixelworks, Inc. (a)	62,544	71,926
Power Integrations, Inc. (b)	77,616	5,930,639
Qorvo, Inc. (a)	131,904	12,728,736
Qualcomm, Inc.	1,506,045	194,355,107
QuickLogic Corp. (a)	16,955	186,335
Rambus, Inc. (a)	147,412	9,975,370
Rigetti Computing, Inc. Class A (a)(b)	124,767	132,253
Semtech Corp. (a)	85,914	1,406,412
Silicon Laboratories, Inc. (a)	43,148	4,546,505
SiTime Corp. (a)	23,301	2,577,091
SkyWater Technology, Inc. (a)	23,957	168,897
Skyworks Solutions, Inc.	214,629	20,803,989
SMART Global Holdings, Inc. (a)	67,894	1,131,114
SolarEdge Technologies, Inc. (a)	76,334	6,059,393
Synaptics, Inc. (a)	53,516	5,417,960
Teradyne, Inc.	207,456	19,133,667
Texas Instruments, Inc.	1,225,133	187,090,060
Transphorm, Inc. (a)	26,503	82,159
Trio-Tech International (a)	2,367	11,575
Ultra Clean Holdings, Inc. (a)	60,108	1,631,331
Universal Display Corp.	58,831	9,954,205
Veeco Instruments, Inc. (a)(b)	76,080	2,170,562
WiSA Technologies, Inc. (a)(b)	143	19
Wolfspeed, Inc. (a)(b)	168,391	6,206,892
		4,174,939,399
Software - 11.0%
8x8, Inc. (a)	165,559	511,577
A10 Networks, Inc.	95,636	1,194,494
ACI Worldwide, Inc. (a)	146,967	3,929,898
Adeia, Inc.	145,578	1,337,862
Adobe, Inc. (a)	615,157	375,867,079
Agilysys, Inc. (a)	27,636	2,379,183
Alarm.com Holdings, Inc. (a)	67,747	3,690,857
Alkami Technology, Inc. (a)	54,833	1,248,547
Altair Engineering, Inc. Class A (a)	73,205	5,304,434
Alteryx, Inc. Class A (a)	85,456	3,422,513
American Software, Inc. Class A	43,720	434,140
Amplitude, Inc. (a)	96,780	1,030,707
ANSYS, Inc. (a)	117,127	34,360,377
AppFolio, Inc. (a)	26,593	5,032,725
Appian Corp. Class A (a)	56,322	2,041,109
Applied Digital Corp. (a)(b)	82,728	386,340
AppLovin Corp. (a)	183,064	6,861,239
Arteris, Inc. (a)	26,264	144,715
Asana, Inc. (a)(b)	107,173	2,251,705
Aspen Technology, Inc. (a)	38,416	7,232,196
Atlassian Corp. PLC (a)	205,059	39,156,016
Auddia, Inc. (a)	3,096	632
AudioEye, Inc. (a)(b)	7,611	32,499
Aurora Innovation, Inc. (a)(b)	1,018,140	2,229,727
Authid, Inc. (a)(b)	2,637	24,999
Autodesk, Inc. (a)	288,372	62,989,096
AvePoint, Inc. (a)	130,048	1,065,093
Aware, Inc. (a)	9,483	15,362
Bentley Systems, Inc. Class B	309,827	16,129,594
Bill Holdings, Inc. (a)	130,574	8,548,680
Bio-Key International, Inc. (a)(b)	11,210	2,410
Blackbaud, Inc. (a)	58,416	4,395,220
Blackboxstocks, Inc. (a)	2,785	11,029
BlackLine, Inc. (a)	68,173	3,943,808
Blend Labs, Inc. (a)(b)	234,588	297,927
Box, Inc. Class A (a)	195,648	5,120,108
Braze, Inc. (a)	63,917	3,511,600
Bridgeline Digital, Inc. (a)	6,040	4,971
BSQUARE Corp. (a)	21,884	41,580
BTCS, Inc. (a)	7,098	6,993
BTCS, Inc. Series V (c)	7,098	0
C3.ai, Inc. (a)(b)	123,920	3,608,550
Cadence Design Systems, Inc. (a)	366,764	100,225,598
CCC Intelligent Solutions Holdings, Inc. Class A (a)	317,245	3,705,422
Cerence, Inc. (a)	54,923	949,619
Cipher Mining, Inc. (a)(b)	52,395	145,134
Cleanspark, Inc. (a)(b)	207,076	1,292,154
Clear Secure, Inc. (b)	112,979	2,409,842
Clearwater Analytics Holdings, Inc. (a)	146,331	3,118,314
CommVault Systems, Inc. (a)	59,562	4,382,572
Confluent, Inc. (a)	285,310	6,054,278
Consensus Cloud Solutions, Inc. (a)	25,157	463,392
CoreCard Corp. (a)(b)	8,214	107,028
Crowdstrike Holdings, Inc. (a)	302,577	71,707,723
CS Disco, Inc. (a)	29,289	174,270
CXApp, Inc. Class A (a)(b)	2,880	3,946
Cyngn, Inc. (b)	16,134	4,192
D-Wave Quantum, Inc. (a)(b)	99,025	81,201
Datadog, Inc. Class A (a)	403,720	47,061,640
DatChat, Inc. (a)	768	1,544
Dave, Inc. (a)(b)	5,885	35,310
Digimarc Corp. (a)(b)	18,323	611,805
Digital Turbine, Inc. (a)	123,340	573,531
DocuSign, Inc. (a)	272,810	11,758,111
Dolby Laboratories, Inc. Class A	80,453	6,929,417
Domo, Inc. Class B (a)	41,526	394,082
DoubleVerify Holdings, Inc. (a)	185,564	6,160,725
Dropbox, Inc. Class A (a)	346,652	9,768,653
Duos Technologies Group, Inc. (a)	6,756	20,538
Dynatrace, Inc. (a)	320,266	17,150,244
E2open Parent Holdings, Inc. (a)(b)	240,019	873,669
Ebix, Inc. (b)	33,762	133,022
eGain Communications Corp. (a)	27,575	210,122
Elastic NV (a)	107,916	8,672,130
Enfusion, Inc. Class A (a)(b)	48,670	497,894
EngageSmart, Inc. (a)	61,863	1,411,095
Envestnet, Inc. (a)(b)	67,169	2,554,437
Everbridge, Inc. (a)	55,525	1,130,489
EverCommerce, Inc. (a)	31,455	293,161
Expensify, Inc. (a)	59,372	138,337
Fair Isaac Corp. (a)	33,531	36,468,316
Five9, Inc. (a)	97,513	7,432,441
Fortinet, Inc. (a)	879,573	46,230,357
Foxo Technologies, Inc. Class A (a)(b)	1,734	577
Freshworks, Inc. (a)	215,683	4,317,974
Gen Digital, Inc.	759,176	16,762,606
GitLab, Inc. (a)	107,624	5,202,544
Greenidge Generation Holdings, Inc. (a)(b)	4,929	23,561
GSE Systems, Inc. (a)(b)	2,947	9,755
Guidewire Software, Inc. (a)	109,992	10,992,600
HashiCorp, Inc. (a)	136,169	2,916,740
HubSpot, Inc. (a)	67,518	33,349,166
Informatica, Inc. (a)	53,748	1,348,537
Instructure Holdings, Inc. (a)(b)	27,736	725,296
Intapp, Inc. (a)	41,151	1,543,163
Intellicheck, Inc. (a)(b)	18,177	34,355
Intellinetics, Inc. (a)(b)	761	3,211
InterDigital, Inc. (b)	35,584	3,555,553
Intrusion, Inc. (a)(b)	14,549	4,910
Intuit, Inc.	377,926	215,969,592
Inuvo, Inc. (a)	93,057	27,880
Issuer Direct Corp. (a)	3,440	52,460
Jamf Holding Corp. (a)(b)	69,881	1,150,940
Kaltura, Inc. (a)	90,163	154,179
LivePerson, Inc. (a)	99,499	282,577
Liveramp Holdings, Inc. (a)	90,020	2,985,063
Livevox Holdings, Inc. (a)	22,211	81,736
Manhattan Associates, Inc. (a)	83,127	18,541,477
Marathon Digital Holdings, Inc. (a)(b)	235,591	2,820,024
MariaDB PLC	8,249	2,754
Marin Software, Inc. (a)(b)	15,416	4,748
Matterport, Inc. (a)(b)	309,581	780,144
MeridianLink, Inc. (a)(b)	27,448	522,061
Microsoft Corp.	10,028,079	3,799,739,372
MicroStrategy, Inc. Class A (a)(b)	16,360	8,152,188
Mitek Systems, Inc. (a)	63,265	714,262
Model N, Inc. (a)	47,708	1,094,899
N-able, Inc. (a)	95,493	1,137,322
nCino, Inc. (a)	82,391	2,276,463
NCR Voyix Corp. (a)	180,661	2,832,764
Near Intelligence, Inc. (a)(b)	16,486	3,549
NetSol Technologies, Inc. (a)	4,917	10,375
Nextnav, Inc. (a)	61,080	241,877
Nutanix, Inc. Class A (a)	318,317	13,716,280
Oblong, Inc. (a)	971	184
Olo, Inc. (a)	149,420	800,891
ON24, Inc.	56,392	429,143
Onespan, Inc. (a)	46,712	468,521
Oracle Corp.	2,124,680	246,909,063
Pagerduty, Inc. (a)(b)	125,074	2,726,613
Palantir Technologies, Inc. (a)	2,569,755	51,523,588
Palo Alto Networks, Inc. (a)	412,836	121,823,775
Pegasystems, Inc.	57,364	2,981,781
Phunware, Inc. (a)(b)	126,859	14,741
Porch Group, Inc. Class A (a)(b)	103,975	158,042
PowerSchool Holdings, Inc. (a)(b)	78,832	1,838,362
Procore Technologies, Inc. (a)	119,446	7,058,064
Progress Software Corp.	58,916	3,173,216
PROS Holdings, Inc. (a)	57,721	2,109,703
PTC, Inc. (a)	160,292	25,223,549
Q2 Holdings, Inc. (a)	79,310	2,817,091
Qualys, Inc. (a)	49,511	9,151,613
Quantum Computing, Inc. (a)(b)	65,167	58,064
Rapid7, Inc. (a)	82,446	4,464,451
Red Violet, Inc. (a)	15,527	324,825
Rekor Systems, Inc. (a)(b)	82,127	227,492
Remark Holdings, Inc. (a)(b)	9,595	4,893
Repositrak (b)	14,719	151,017
Rimini Street, Inc. (a)	69,278	217,533
RingCentral, Inc. (a)	113,817	3,239,232
Riot Platforms, Inc. (a)(b)	238,007	2,986,988
Roper Technologies, Inc.	143,914	77,461,711
Rubicon Technologies, Inc. Class A (a)(b)	26,923	68,115
Salesforce, Inc. (a)	1,314,502	331,123,054
Samsara, Inc. (a)	206,941	5,699,155
SecureWorks Corp. (a)	14,155	84,647
Semrush Holdings, Inc. (a)	42,400	463,008
SentinelOne, Inc. (a)	321,763	6,142,456
ServiceNow, Inc. (a)	275,293	188,779,422
Sigma Additive Solutions, Inc. (a)(b)	428	1,588
SilverSun Technologies, Inc. (A Shares) (b)	1,276	4,696
Smartsheet, Inc. (a)	180,595	7,653,616
Smith Micro Software, Inc. (a)	82,006	55,723
SolarWinds, Inc. (a)	70,555	817,732
Soluna Holdings, Inc. (a)(b)	365	1,146
SoundHound AI, Inc. (a)(b)	278,354	595,678
SoundThinking, Inc. (a)	11,811	262,913
Splunk, Inc. (a)	205,498	31,141,167
Sprinklr, Inc. (a)	142,139	2,228,740
Sprout Social, Inc. (a)(b)	65,694	3,737,989
SPS Commerce, Inc. (a)	49,543	8,535,268
Stronghold Digital Mining, Inc. Class A (a)(b)	7,890	32,901
Synchronoss Technologies, Inc. (a)	93,028	50,217
Synopsys, Inc. (a)	205,308	111,529,465
Telos Corp. (a)	71,532	293,997
Tenable Holdings, Inc. (a)	156,467	6,476,169
Teradata Corp. (a)	134,261	6,343,832
TeraWulf, Inc. (a)(b)	148,109	171,806
TeraWulf, Inc. rights (a)(c)	734	0
Tyler Technologies, Inc. (a)	56,773	23,211,073
UiPath, Inc. Class A (a)	543,123	10,732,110
Unity Software, Inc. (a)(b)	326,008	9,620,496
Upland Software, Inc. (a)	37,051	174,881
Varonis Systems, Inc. (a)	148,445	6,218,361
Verb Technology Co., Inc. (a)	2,015	393
Verint Systems, Inc. (a)	87,254	2,143,831
Veritone, Inc. (a)(b)	45,253	93,674
Vertex, Inc. Class A (a)	56,295	1,579,638
Viant Technology, Inc. (a)	18,306	115,877
VirnetX Holding Corp. (a)(b)	3,845	29,722
Weave Communications, Inc. (a)	38,165	360,278
Workday, Inc. Class A (a)	277,765	75,196,541
Workiva, Inc. (a)	63,933	6,148,437
Xperi, Inc. (a)	57,321	591,553
Yext, Inc. (a)	143,458	951,127
ZeroFox Holdings, Inc. (a)	38,678	24,870
Zeta Global Holdings Corp. (a)	205,559	1,679,417
Zoom Video Communications, Inc. Class A (a)	338,582	22,966,017
Zscaler, Inc. (a)	118,214	23,350,811
Zuora, Inc. (a)	172,852	1,576,410
		6,632,623,043
Technology Hardware, Storage & Peripherals - 6.6%
Apple, Inc.	19,835,631	3,767,778,108
Astro-Med, Inc. (a)	6,345	89,465
Boxlight Corp. (a)(b)	7,876	8,349
CompoSecure, Inc. (a)(b)	20,133	100,464
Corsair Gaming, Inc. (a)	59,414	767,035
CPI Card Group (a)(b)	6,283	111,775
Dell Technologies, Inc.	342,023	25,949,285
Eastman Kodak Co. (a)	98,399	356,204
Hewlett Packard Enterprise Co.	1,744,563	29,500,560
HP, Inc.	1,170,719	34,348,895
Immersion Corp.	44,410	287,777
Intevac, Inc. (a)	36,514	135,832
IonQ, Inc. (a)(b)	230,249	2,815,945
Movano, Inc. (a)	39,653	33,705
NetApp, Inc.	284,110	25,964,813
One Stop Systems, Inc. (a)	19,220	39,593
Pure Storage, Inc. Class A (a)	390,699	13,014,184
Quantum Corp. (a)	131,112	39,242
Seagate Technology Holdings PLC	260,428	20,599,855
Socket Mobile, Inc. (a)(b)	6,713	9,667
Sonim Technologies, Inc. (a)	29,184	20,721
Super Micro Computer, Inc. (a)	61,649	16,859,152
Transact Technologies, Inc. (a)	10,404	70,227
Turtle Beach Corp. (a)	25,299	286,132
Western Digital Corp. (a)	432,258	20,882,384
Xerox Holdings Corp.	154,618	2,163,106
		3,962,232,475
TOTAL INFORMATION TECHNOLOGY		16,566,643,047
MATERIALS - 2.7%
Chemicals - 1.6%
Advanced Emissions Solutions, Inc. (a)(b)	34,289	92,580
AdvanSix, Inc.	36,065	942,378
Air Products & Chemicals, Inc.	299,811	81,113,866
Albemarle Corp. (b)	158,352	19,203,347
Alto Ingredients, Inc. (a)	91,921	224,287
American Vanguard Corp.	37,130	348,279
Ashland, Inc. (b)	69,183	5,529,105
Aspen Aerogels, Inc. (a)(b)	72,260	757,285
Avient Corp.	124,519	4,277,228
Axalta Coating Systems Ltd. (a)	298,494	9,393,606
Balchem Corp.	43,621	5,440,411
Cabot Corp.	75,668	5,743,201
Celanese Corp. Class A	134,722	18,680,553
CF Industries Holdings, Inc.	260,626	19,586,044
Core Molding Technologies, Inc. (a)	9,610	172,884
Corteva, Inc.	958,492	43,323,838
Crown ElectroKinetics Corp. (a)(b)	180	30
Danimer Scientific, Inc. (a)(b)	113,683	123,914
Dow, Inc.	948,619	49,091,033
DuPont de Nemours, Inc.	619,278	44,303,148
Eastman Chemical Co.	159,843	13,399,639
Ecolab, Inc.	342,140	65,598,502
Ecovyst, Inc. (a)	138,563	1,319,120
Element Solutions, Inc.	300,762	6,303,972
Flotek Industries, Inc. (a)(b)	13,103	41,274
FMC Corp.	168,592	9,046,647
FutureFuel Corp.	34,535	205,138
Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	1,790,922	2,310,289
H.B. Fuller Co.	73,038	5,527,516
Hawkins, Inc.	26,028	1,599,160
Huntsman Corp.	223,945	5,509,047
Ingevity Corp. (a)	46,053	1,786,396
Innospec, Inc.	34,110	3,583,938
International Flavors & Fragrances, Inc.	344,815	25,992,155
Intrepid Potash, Inc. (a)	12,710	261,063
Koppers Holdings, Inc.	28,771	1,299,586
Kronos Worldwide, Inc. (b)	31,375	273,904
Linde PLC	658,406	272,428,651
Livent Corp. (a)(b)	242,306	3,334,131
Loop Industries, Inc. (a)(b)	27,476	96,441
LSB Industries, Inc. (a)	75,978	651,131
LyondellBasell Industries NV Class A	345,284	32,836,508
Mativ, Inc. (b)	78,668	920,416
Minerals Technologies, Inc.	44,521	2,788,795
NewMarket Corp.	9,311	4,939,579
Northern Technologies International Corp.	8,162	88,558
Olin Corp.	169,858	8,007,106
Origin Materials, Inc. Class A (a)(b)	163,297	111,483
Orion SA	78,906	1,880,330
Perimeter Solutions SA (a)	194,183	807,801
PPG Industries, Inc.	317,649	45,102,982
PureCycle Technologies, Inc. (a)(b)	183,926	743,061
Quaker Houghton	18,834	3,367,331
Rayonier Advanced Materials, Inc. (a)	83,903	276,880
RPM International, Inc.	174,132	17,923,407
Sensient Technologies Corp.	57,415	3,326,625
Sherwin-Williams Co.	319,137	88,975,396
Stepan Co.	28,587	2,360,429
The Chemours Co. LLC	200,277	5,493,598
The Mosaic Co.	448,932	16,112,169
The Scotts Miracle-Gro Co. Class A (b)	56,307	3,134,048
Trinseo PLC	46,775	270,360
Tronox Holdings PLC	156,941	2,000,998
Valhi, Inc. (b)	2,795	37,956
Westlake Corp.	43,011	5,522,182
		975,942,715
Construction Materials - 0.2%
Eagle Materials, Inc.	47,548	8,608,565
Knife River Holding Co. (b)	76,561	4,569,160
Martin Marietta Materials, Inc.	83,352	38,724,506
Smith-Midland Corp. (a)(b)	5,657	173,048
Summit Materials, Inc.	160,993	5,584,847
United States Lime & Minerals, Inc.	2,786	590,660
Vulcan Materials Co.	179,067	38,241,549
		96,492,335
Containers & Packaging - 0.3%
Amcor PLC	1,986,108	18,828,304
Aptargroup, Inc.	88,451	11,223,547
Avery Dennison Corp.	108,629	21,128,341
Ball Corp.	425,619	23,532,475
Berry Global Group, Inc.	159,101	10,519,758
Crown Holdings, Inc.	162,426	13,970,260
Eightco Holdings, Inc. (a)	370	229
Graphic Packaging Holding Co.	414,258	9,391,229
Greif, Inc.:
Class A	34,813	2,433,429
Class B	7,001	487,620
International Paper Co.	466,710	17,240,267
Myers Industries, Inc.	51,717	911,254
O-I Glass, Inc. (a)	209,827	3,097,047
Packaging Corp. of America	120,973	20,324,674
Pactiv Evergreen, Inc.	54,161	619,602
Ranpak Holdings Corp. (A Shares) (a)	49,879	204,504
Sealed Air Corp.	194,157	6,480,961
Silgan Holdings, Inc.	113,171	4,721,494
Sonoco Products Co.	131,915	7,276,431
TriMas Corp.	58,523	1,499,944
WestRock Co.	346,846	14,279,650
		188,171,020
Metals & Mining - 0.6%
5E Advanced Materials, Inc. (a)(b)	38,121	78,529
Alcoa Corp.	241,240	6,479,706
Alpha Metallurgical Resources (b)	16,461	4,618,298
Ampco-Pittsburgh Corp. (a)	17,103	47,546
Arch Resources, Inc.	24,481	4,062,867
Ascent Industries Co. (a)	12,647	103,579
ATI, Inc. (a)(b)	173,528	7,626,556
Carpenter Technology Corp.	65,658	4,649,243
Century Aluminum Co. (a)	67,405	529,803
Cleveland-Cliffs, Inc. (a)	686,714	11,784,012
Coeur d'Alene Mines Corp. (a)	479,986	1,463,957
Commercial Metals Co.	157,276	7,129,321
Compass Minerals International, Inc. (b)	44,666	1,084,490
Contango ORE, Inc. (a)	7,353	160,663
Dakota Gold Corp. (a)	72,895	205,564
Freeport-McMoRan, Inc.	1,935,072	72,216,887
Friedman Industries	9,957	119,484
Gatos Silver, Inc. (a)	62,282	394,245
Gold Resource Corp.	108,759	34,825
Golden Minerals Co. (a)(b)	5,197	2,911
Haynes International, Inc.	16,873	828,127
Hecla Mining Co. (b)	780,400	3,886,392
Hycroft Mining Holding Corp. (a)(b)	19,163	41,009
Idaho Strategic Resources, Inc. (a)	9,721	65,325
Kaiser Aluminum Corp.	21,958	1,284,104
Materion Corp.	28,069	3,174,885
McEwen Mining, Inc. (a)(b)	52,035	399,629
MP Materials Corp. (a)(b)	194,123	3,080,732
Newmont Corp.	1,555,508	62,515,867
Nucor Corp.	335,567	57,036,323
Olympic Steel, Inc.	13,654	771,861
Paramount Gold Nevada Corp. (a)	2,346	927
Piedmont Lithium, Inc. (a)(b)	24,648	638,630
Ramaco Resources, Inc. (b)	32,557	543,702
Ramaco Resources, Inc. Class B (b)	27,291	408,273
Reliance Steel & Aluminum Co.	78,894	21,716,362
Royal Gold, Inc.	88,727	10,806,949
Ryerson Holding Corp.	40,031	1,239,760
Schnitzer Steel Industries, Inc. Class A	36,407	933,111
Solitario Exploration & Royalty Corp. (a)(b)	76,068	41,023
Steel Dynamics, Inc.	210,123	25,031,953
SunCoke Energy, Inc.	111,267	1,035,896
TimkenSteel Corp. (a)	51,427	1,044,997
Tredegar Corp.	34,724	163,203
U.S. Gold Corp. (a)	9,409	31,332
U.S. GoldMining, Inc.	2,532	19,547
United States Antimony Corp. (a)	92,991	24,280
United States Steel Corp. (b)	300,479	10,787,196
Universal Stainless & Alloy Products, Inc. (a)	11,171	188,790
Warrior Metropolitan Coal, Inc.	70,428	3,941,855
Worthington Enterprises, Inc.	41,313	2,962,142
		337,436,668
Paper & Forest Products - 0.0%
Clearwater Paper Corp. (a)	22,414	786,059
Glatfelter Corp. (a)	58,408	85,860
Louisiana-Pacific Corp.	86,151	5,254,349
Mercer International, Inc. (SBI) (b)	64,790	620,688
Sylvamo Corp.	48,551	2,441,144
		9,188,100
TOTAL MATERIALS		1,607,230,838
REAL ESTATE - 2.9%
Equity Real Estate Investment Trusts (REITs) - 2.7%
Acadia Realty Trust (SBI)	133,141	2,013,092
Agree Realty Corp.	130,174	7,707,603
Alexander & Baldwin, Inc.	102,781	1,721,582
Alexanders, Inc.	3,259	599,526
Alexandria Real Estate Equities, Inc.	210,568	23,036,139
Alpine Income Property Trust, Inc.	20,474	334,340
American Assets Trust, Inc.	68,541	1,380,416
American Homes 4 Rent Class A	428,630	15,546,410
American Tower Corp.	629,229	131,370,431
Americold Realty Trust	343,774	9,704,740
Apartment Income (REIT) Corp.	201,008	6,255,369
Apartment Investment & Management Co. Class A (a)	189,570	1,306,137
Apple Hospitality (REIT), Inc.	288,731	4,813,146
Armada Hoffler Properties, Inc.	91,790	1,007,854
Ashford Hospitality Trust, Inc. (a)	43,510	95,287
AvalonBay Communities, Inc.	191,899	33,187,013
Bluerock Homes Trust, Inc. (a)	4,880	66,856
Boston Properties, Inc.	195,244	11,115,241
Braemar Hotels & Resorts, Inc. (b)	72,931	153,155
Brandywine Realty Trust (SBI)	233,321	1,040,612
Brixmor Property Group, Inc.	406,801	8,754,358
Broadstone Net Lease, Inc.	257,160	4,114,560
BRT Apartments Corp.	17,591	320,156
Camden Property Trust (SBI)	144,136	13,009,715
CareTrust (REIT), Inc.	135,495	3,127,225
CBL & Associates Properties, Inc. (b)	33,583	789,201
Centerspace	20,010	1,067,333
Chatham Lodging Trust	66,294	656,974
City Office REIT, Inc.	58,095	280,599
Clipper Realty, Inc.	16,134	82,283
Community Healthcare Trust, Inc.	36,614	992,239
COPT Defense Properties (SBI)	151,646	3,669,833
CorEnergy Infrastructure Trust, Inc.	18,594	8,553
Cousins Properties, Inc.	207,349	4,254,801
Creative Media & Community Trust Corp.	21,532	82,683
Crown Castle International Corp.	585,387	68,654,187
CTO Realty Growth, Inc.	28,655	484,270
CubeSmart	303,487	12,066,643
DiamondRock Hospitality Co.	281,207	2,339,642
Digital Realty Trust, Inc.	408,663	56,714,251
Diversified Healthcare Trust (SBI)	297,517	696,190
Douglas Emmett, Inc.	223,066	2,725,867
Easterly Government Properties, Inc.	132,920	1,549,847
EastGroup Properties, Inc.	61,368	10,662,690
Elme Communities (SBI)	125,192	1,645,023
Empire State Realty Trust, Inc.	177,547	1,590,821
EPR Properties	102,044	4,553,203
Equinix, Inc.	126,270	102,911,313
Equity Commonwealth	147,648	2,774,306
Equity Lifestyle Properties, Inc.	251,435	17,877,029
Equity Residential (SBI)	466,134	26,495,057
Essential Properties Realty Trust, Inc.	213,067	5,060,341
Essex Property Trust, Inc.	86,614	18,488,624
Extra Space Storage, Inc.	285,334	37,141,927
Farmland Partners, Inc. (b)	63,445	785,449
Federal Realty Investment Trust (SBI)	99,083	9,471,344
First Industrial Realty Trust, Inc.	178,592	8,402,754
Four Corners Property Trust, Inc.	124,074	2,852,461
Franklin Street Properties Corp.	117,871	289,963
Gaming & Leisure Properties	353,960	16,540,551
Generation Income Properties, Inc. (b)	2,251	9,049
Getty Realty Corp. (b)	63,334	1,863,920
Gladstone Commercial Corp.	59,315	741,438
Gladstone Land Corp.	44,760	642,306
Global Medical REIT, Inc.	84,703	849,571
Global Net Lease, Inc.	268,911	2,361,039
Global Self Storage, Inc.	14,409	65,849
Healthcare Trust of America, Inc.	517,335	7,899,705
Healthpeak Properties, Inc.	739,958	12,816,073
Highwoods Properties, Inc. (SBI)	143,952	2,727,890
Host Hotels & Resorts, Inc.	960,196	16,774,624
Hudson Pacific Properties, Inc.	170,927	1,003,341
Independence Realty Trust, Inc.	307,615	4,189,716
Industrial Logistics Properties Trust	85,535	289,964
InnSuites Hospitality Trust	2,044	2,616
InvenTrust Properties Corp.	92,801	2,238,360
Invitation Homes, Inc.	777,025	25,921,554
Iron Mountain, Inc.	393,829	25,264,130
JBG SMITH Properties	127,601	1,750,686
Kilroy Realty Corp.	145,142	4,786,783
Kimco Realty Corp.	838,127	16,192,614
Kite Realty Group Trust	298,282	6,299,716
Lamar Advertising Co. Class A	118,090	11,961,336
LTC Properties, Inc.	57,479	1,874,965
LXP Industrial Trust (REIT)	397,133	3,486,828
Medalist Diversified (REIT), Inc. (b)	1,041	5,653
Medical Properties Trust, Inc. (b)	810,811	3,932,433
Mid-America Apartment Communities, Inc.	157,430	19,596,886
Modiv Industrial, Inc.	8,657	132,625
National Health Investors, Inc.	59,578	3,232,702
National Storage Affiliates Trust	112,859	3,745,790
Net Lease Office Properties	19,278	315,195
NETSTREIT Corp.	94,522	1,453,748
NexPoint Diversified Real Estate Trust	45,775	368,947
NexPoint Residential Trust, Inc.	32,380	985,971
NNN (REIT), Inc.	245,897	9,988,336
Office Properties Income Trust	66,634	371,818
Omega Healthcare Investors, Inc.	330,965	10,508,139
One Liberty Properties, Inc.	25,050	511,772
Orion Office (REIT), Inc.	72,272	372,924
Outfront Media, Inc.	198,811	2,431,459
Paramount Group, Inc.	220,517	1,036,430
Park Hotels & Resorts, Inc.	290,246	4,304,348
Peakstone Realty Trust	49,194	785,136
Pebblebrook Hotel Trust	160,697	2,048,887
Phillips Edison & Co., Inc. (b)	159,219	5,610,878
Physicians Realty Trust	324,217	3,786,855
Piedmont Office Realty Trust, Inc. Class A	166,653	1,036,582
Plymouth Industrial REIT, Inc.	51,652	1,123,431
Postal Realty Trust, Inc.	30,013	420,182
Potlatch Corp.	108,444	4,971,073
Presidio Property Trust, Inc.:
Class A (b)	13,120	11,744
Class A warrants 1/24/27 (a)	5,422	228
Prologis (REIT), Inc.	1,247,223	143,343,339
Public Storage	213,570	55,263,373
Rayonier, Inc.	184,863	5,671,597
Realty Income Corp.	956,999	51,639,666
Regency Centers Corp.	221,958	13,934,523
Retail Opportunity Investments Corp.	174,428	2,244,888
Rexford Industrial Realty, Inc.	279,584	13,761,124
RLJ Lodging Trust	216,073	2,309,820
RPT Realty	113,102	1,314,245
Ryman Hospitality Properties, Inc.	80,596	8,087,809
Sabra Health Care REIT, Inc.	314,902	4,597,569
Safehold, Inc. (b)	62,077	1,222,296
Saul Centers, Inc.	17,455	644,962
SBA Communications Corp. Class A	146,330	36,137,657
Service Properties Trust	229,249	1,639,130
Simon Property Group, Inc.	441,234	55,105,714
SITE Centers Corp.	246,324	3,249,014
SL Green Realty Corp. (b)	86,383	3,159,026
Sotherly Hotels, Inc. (a)	18,032	24,163
Spirit Realty Capital, Inc.	190,727	7,877,025
Stag Industrial, Inc.	243,197	8,718,612
Star Holdings	16,672	203,732
Summit Hotel Properties, Inc.	153,123	958,550
Sun Communities, Inc.	168,023	21,732,095
Sunstone Hotel Investors, Inc.	278,614	2,752,706
Tanger Factory Outlet Centers, Inc.	142,782	3,563,839
Terreno Realty Corp.	114,124	6,517,622
The Macerich Co.	291,405	3,342,415
UDR, Inc.	408,948	13,658,863
UMH Properties, Inc.	84,981	1,199,932
Uniti Group, Inc.	323,481	1,788,850
Universal Health Realty Income Trust (SBI)	17,512	698,203
Urban Edge Properties	161,109	2,698,576
Ventas, Inc.	543,561	24,916,836
Veris Residential, Inc.	110,622	1,602,913
VICI Properties, Inc.	1,368,483	40,903,957
Vornado Realty Trust	216,940	5,106,768
Welltower, Inc.	747,217	66,577,035
Weyerhaeuser Co.	986,314	30,920,944
Wheeler REIT, Inc. (a)(b)	795	302
Whitestone REIT Class B	63,238	693,088
WP Carey, Inc.	288,848	17,977,900
Xenia Hotels & Resorts, Inc.	143,531	1,752,514
		1,611,056,652
Real Estate Management & Development - 0.2%
Alset, Inc. (a)	3,481	4,142
Altisource Asset Management Corp. (b)	1,457	4,750
Altisource Portfolio Solutions SA (a)(b)	20,433	87,249
American Realty Investments, Inc. (a)	2,351	35,477
American Strategic Investment Co. (a)	2,266	16,995
Amrep Corp. (a)	3,605	58,875
Anywhere Real Estate, Inc. (a)	146,600	788,708
Avalon GloboCare Corp. (a)(b)	3,909	1,943
CBRE Group, Inc. (a)	418,048	33,009,070
Compass, Inc. (a)	430,875	956,543
Comstock Holding Companies, Inc. (a)	441	1,980
CoStar Group, Inc. (a)	551,336	45,782,941
Cushman & Wakefield PLC (a)	229,849	1,887,060
Digitalbridge Group, Inc.	194,203	3,351,944
Doma Holdings, Inc. Class A (a)(b)	7,361	45,123
Douglas Elliman, Inc.	96,812	188,783
eXp World Holdings, Inc. (b)	103,484	1,253,191
Fathom Holdings, Inc. (a)	10,850	29,946
Forestar Group, Inc. (a)	23,951	731,224
FRP Holdings, Inc. (a)	8,500	468,775
Howard Hughes Holdings, Inc.	43,670	3,210,182
InterGroup Corp. (a)	287	6,314
Jones Lang LaSalle, Inc. (a)	64,376	10,011,756
Kennedy-Wilson Holdings, Inc. (b)	161,570	1,833,820
LuxUrban Hotels, Inc. (a)(b)	9,719	43,152
Marcus & Millichap, Inc.	32,170	1,106,970
Maui Land & Pineapple, Inc. (a)	9,457	141,382
New Concept Energy, Inc. (a)	3,775	4,023
Newmark Group, Inc.	164,901	1,357,135
Offerpad Solutions, Inc. (a)	19,886	206,019
Opendoor Technologies, Inc. (a)(b)	757,743	2,280,806
Rafael Holdings, Inc. (a)	16,079	28,621
RE/MAX Holdings, Inc.	26,637	245,060
Redfin Corp. (a)(b)	153,607	1,070,641
Safe & Green Development Corp. (b)	2,885	5,626
Seritage Growth Properties (a)(b)	52,578	472,676
Stratus Properties, Inc. (a)	8,712	244,546
Tejon Ranch Co. (a)	32,803	517,959
The RMR Group, Inc.	19,735	470,285
The St. Joe Co.	48,904	2,515,133
Transcontinental Realty Investors, Inc. (a)	1,825	59,951
Trinity Place Holdings, Inc. (a)	24,361	4,451
Zillow Group, Inc.:
Class A (a)	63,124	2,486,454
Class C (a)(b)	221,052	9,049,869
		126,077,550
TOTAL REAL ESTATE		1,737,134,202
UTILITIES - 2.3%
Electric Utilities - 1.4%
Allete, Inc.	77,552	4,302,585
Alliant Energy Corp.	339,663	17,176,758
American Electric Power Co., Inc.	695,251	55,307,217
Avangrid, Inc. (b)	96,529	2,979,850
Constellation Energy Corp.	434,117	52,545,522
Duke Energy Corp.	1,040,519	96,019,093
Edison International	517,891	34,693,518
Entergy Corp.	285,233	28,925,479
Evergy, Inc.	309,748	15,809,538
Eversource Energy	471,844	28,032,252
Exelon Corp.	1,341,895	51,676,376
FirstEnergy Corp.	696,266	25,720,066
Genie Energy Ltd. Class B	30,081	729,464
Hawaiian Electric Industries, Inc.	149,982	1,828,281
IDACORP, Inc.	68,295	6,590,468
MGE Energy, Inc.	49,280	3,634,400
NextEra Energy, Inc.	2,731,583	159,824,921
NRG Energy, Inc.	309,339	14,798,778
OGE Energy Corp.	270,090	9,466,655
Otter Tail Corp. (b)	56,431	4,306,250
PG&E Corp.	2,821,945	48,452,796
Pinnacle West Capital Corp.	152,674	11,441,390
PNM Resources, Inc.	115,479	4,800,462
Portland General Electric Co.	136,523	5,605,634
PPL Corp.	993,040	25,938,205
Southern Co.	1,471,855	104,472,268
Via Renewables, Inc. Class A, (b)	3,352	30,503
Xcel Energy, Inc.	743,943	45,261,492
		860,370,221
Gas Utilities - 0.1%
Atmos Energy Corp.	199,959	22,757,334
Chesapeake Utilities Corp.	29,397	2,810,353
National Fuel Gas Co.	123,780	6,286,786
New Jersey Resources Corp.	131,658	5,555,968
Northwest Natural Holding Co.	49,719	1,820,710
ONE Gas, Inc. (b)	75,349	4,342,363
RGC Resources, Inc.	11,039	193,734
Southwest Gas Holdings, Inc.	81,383	4,810,549
Spire, Inc. (b)	70,551	4,304,317
UGI Corp.	285,270	6,273,087
		59,155,201
Independent Power and Renewable Electricity Producers - 0.1%
Altus Power, Inc. Class A (a)(b)	86,936	434,680
Clearway Energy, Inc.:
Class A	73,187	1,732,336
Class C	87,811	2,192,641
Montauk Renewables, Inc. (a)(b)	84,227	778,257
Ormat Technologies, Inc. (b)	72,572	4,885,547
Spruce Power Holding Corp. (Class A) (a)(b)	18,878	66,262
Sunnova Energy International, Inc. (a)(b)	135,386	1,570,478
The AES Corp.	905,100	15,576,771
Vistra Corp.	465,830	16,495,040
		43,732,012
Multi-Utilities - 0.6%
Ameren Corp.	354,771	27,526,682
Avista Corp.	104,624	3,551,985
Black Hills Corp.	91,418	4,716,255
CenterPoint Energy, Inc.	851,970	24,085,192
CMS Energy Corp.	392,627	22,285,509
Consolidated Edison, Inc.	465,608	41,955,937
Dominion Energy, Inc.	1,129,945	51,231,706
DTE Energy Co.	278,124	28,955,490
NiSource, Inc.	555,628	14,246,302
NorthWestern Energy Corp.	81,787	4,114,704
Public Service Enterprise Group, Inc.	671,773	41,938,788
Sempra	848,726	61,846,664
Unitil Corp.	21,518	1,043,193
WEC Energy Group, Inc.	425,836	35,608,406
		363,106,813
Water Utilities - 0.1%
American States Water Co.	50,326	4,021,047
American Water Works Co., Inc.	262,288	34,580,050
Artesian Resources Corp. Class A	13,362	561,872
Cadiz, Inc. (a)(b)	60,378	164,832
California Water Service Group	79,242	4,007,268
Consolidated Water Co., Inc.	20,406	736,453
Essential Utilities, Inc.	327,824	11,673,813
Global Water Resources, Inc.	15,820	193,004
Middlesex Water Co.	24,768	1,582,675
Pure Cycle Corp. (a)	24,364	243,640
SJW Group (b)	39,915	2,620,021
York Water Co.	21,383	814,265
		61,198,940
TOTAL UTILITIES		1,387,563,187
TOTAL COMMON STOCKS (Cost $45,101,610,682)		59,947,840,055

Nonconvertible Preferred Stocks - 0.0%
	Shares	Value ($)
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
SRAX, Inc. (a)(c) (Cost $872)	18,304	0

U.S. Treasury Obligations - 0.0%
	Principal Amount (d)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.42% 2/22/24 (e) (Cost $4,938,943)	5,000,000	4,939,496

Money Market Funds - 2.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (f)	132,228,899	132,255,345
Fidelity Securities Lending Cash Central Fund 5.39% (f)(g)	1,352,643,906	1,352,779,170
TOTAL MONEY MARKET FUNDS (Cost $1,485,034,515)		1,485,034,515

TOTAL INVESTMENT IN SECURITIES - 102.3% (Cost $46,591,585,012)	61,437,814,066
NET OTHER ASSETS (LIABILITIES) - (2.3)% (h)	(1,396,646,014)
NET ASSETS - 100.0%	60,041,168,052

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	150	Dec 2023	13,591,500	861,621	861,621
CME E-mini S&P 500 Index Contracts (United States)	405	Dec 2023	92,679,188	6,137,693	6,137,693
CME E-mini S&P MidCap 400 Index Contracts (United States)	26	Dec 2023	6,675,760	408,599	408,599

TOTAL FUTURES CONTRACTS					7,407,913
The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,939,496.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
(h)	Includes $8,421,900 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	75,505,584	3,857,047,779	3,800,298,018	4,071,111	-	-	132,255,345	0.3%
Fidelity Securities Lending Cash Central Fund 5.39%	894,923,324	2,836,475,993	2,378,620,147	10,794,147	-	-	1,352,779,170	5.1%
Total	970,428,908	6,693,523,772	6,178,918,165	14,865,258	-	-	1,485,034,515

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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